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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz Funds:
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid-Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Global Fund
NACM Growth Fund
NACM Income & Growth Fund
NACM International Fund
NACM Mid-Cap Growth Fund
NACM Pacific Rim Fund
NFJ All-Cap Value Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large-Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Renaissance Fund
NFJ Small-Cap Value Fund
OCC Growth Fund
OCC Opportunity Fund
OCC Target Fund
RCM Global Resources Fund
RCM Global Small-Cap Fund
RCM Disciplined International Equity Fund
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Strategic Growth Fund
RCM Technology Fund
RCM Wellness Fund

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%
Aerospace & Defense—2.4%
Goodrich Corp.	211,620	$11,499
Raytheon Co.	230,810	11,072

		22,571

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.	307,880	10,822

Auto Components—1.3%
Johnson Controls, Inc.	464,710	11,878

Beverages—2.5%
Hansen Natural Corp. (a)	335,290	12,319
Molson Coors Brewing Co., Class B	236,020	11,489

		23,808

Biotechnology—2.3%
Amgen, Inc. (a)	169,330	10,199
Gilead Sciences, Inc. (a)	236,530	11,017

		21,216

Capital Markets—5.2%
BlackRock, Inc.	64,130	13,905
Goldman Sachs Group, Inc.	67,690	12,479
Northern Trust Corp.	212,330	12,349
TD Ameritrade Holding Corp. (a)	546,650	10,725

		49,458

Chemicals—1.2%
CF Industries Holdings, Inc.	134,530	11,601

Commercial Banks—1.3%
Wells Fargo & Co.	430,900	12,143

Communications Equipment—3.7%
Cisco Systems, Inc. (a)	969,810	22,830
QUALCOMM, Inc.	275,460	12,390

		35,220

Computers & Peripherals—9.3%
Apple, Inc. (a)	154,410	28,623
EMC Corp. (a)	702,170	11,965
Hewlett-Packard Co.	330,020	15,580
International Business Machines Corp.	152,950	18,294
NetApp, Inc. (a)	483,760	12,907

		87,369

Construction & Engineering—2.5%
Fluor Corp.	225,880	11,486
Shaw Group, Inc. (a)	365,590	11,732

		23,218

Consumer Finance—1.2%
Capital One Financial Corp.	321,210	11,477

Containers & Packaging—1.2%
Crown Holdings, Inc. (a)	423,550	11,521

Electric Utilities—0.9%
Exelon Corp.	177,720	8,818

Energy Equipment & Services—2.5%
Cameron International Corp. (a)	326,870	12,362
Diamond Offshore Drilling, Inc.	116,110	11,091

		23,453

Food & Staples Retailing—2.8%
SYSCO Corp.	440,790	10,953
Wal-Mart Stores, Inc.	316,800	15,552

		26,505

Food Products—2.5%
Archer-Daniels-Midland Co.	401,680	11,737
General Mills, Inc.	187,600	12,078

		23,815

Health Care Equipment & Supplies—2.4%
Boston Scientific Corp. (a)	946,160	10,020
Hospira, Inc. (a)	289,730	12,922

		22,942

Health Care Providers & Services—3.6%
McKesson Corp.	211,570	12,599
Medco Health Solutions, Inc. (a)	218,710	12,097
WellPoint, Inc. (a)	202,730	9,601

		34,297

Hotels, Restaurants & Leisure—2.5%
McDonald’s Corp.	210,250	11,999
Starbucks Corp. (a)	575,710	11,888

		23,887

Household Durables—0.9%
NVR, Inc. (a)	13,440	8,566

Household Products—2.3%
Clorox Co.	188,510	11,088
Kimberly-Clark Corp.	181,110	10,682

		21,770

Industrial—1.2%
Cooper Industries PLC, Class A	295,820	11,114

Industrial Conglomerates—1.2%
3M Co.	153,050	11,295

Insurance—2.5%
Principal Financial Group, Inc.	397,083	10,876
Prudential Financial, Inc.	247,030	12,329

		23,205

Internet & Catalog Retail—1.3%
Priceline.com, Inc. (a)	71,520	11,859

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Internet Software & Services—2.6%
eBay, Inc. (a)	542,270	$12,803
Google, Inc., Class A (a)	23,960	11,881

		24,684

IT Services—1.5%
Lender Processing Services, Inc.	364,370	13,908

Life Sciences Tools & Services—2.2%
Millipore Corp. (a)	140,080	9,852
Waters Corp. (a)	190,580	10,646

		20,498

Machinery—1.5%
Joy Global, Inc.	295,460	14,460

Media—1.3%
Comcast Corp., Class A	735,810	12,428

Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	376,010	12,168

Multiline Retail—1.2%
Nordstrom, Inc.	385,800	11,782

Oil, Gas & Consumable Fuels—1.2%
Occidental Petroleum Corp.	146,290	11,469

Pharmaceuticals—3.4%
Bristol-Myers Squibb Co.	491,820	11,076
Eli Lilly & Co.	285,210	9,420
Schering-Plough Corp.	395,310	11,168

		31,664

Road & Rail—1.1%
Norfolk Southern Corp.	244,990	10,562

Semiconductors & Semiconductor Equipment—3.7%
Broadcom Corp., Class A (a)	398,420	12,227
Marvell Technology Group Ltd. (a)	673,810	10,909
Texas Instruments, Inc.	484,080	11,468

		34,604

Software—5.1%
BMC Software, Inc. (a)	276,910	10,393
CA, Inc.	610,740	13,430
Intuit, Inc. (a)	361,940	10,315
Oracle Corp.	686,150	14,299

		48,437

Specialty Retail—3.6%
Bed Bath & Beyond, Inc. (a)	308,060	11,565
Gap, Inc.	520,680	11,142
Home Depot, Inc.	403,330	10,745

		33,452

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	403,130	13,271
Polo Ralph Lauren Corp.	159,160	12,195

		25,466

Tobacco—1.4%
Philip Morris International, Inc.	270,890	13,203

Trading Companies & Distributors—1.2%
W.W. Grainger, Inc.	127,910	11,430

Total Common Stock (cost—$796,303)		914,043

	Principal Amount (000s)
Repurchase Agreement—3.8%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $36,252; collateralized by Federal Home Loan Bank, 0.50% - 1.25%, due 10/14/10 - 10/29/10, valued at $36,979 including accrued interest (cost—$36,252)	$36,252	36,252

Total Investments (cost—$832,555)—100.6%		950,295

Liabilities in excess of other assets—(0.6)%		(5,755)

Net Assets—100.0%		$944,540

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$914,043	—	—	$914,043
Repurchase Agreement	—	$36,252	—	36,252

Total Investments in Securities	$914,043	$36,252	—	$950,295

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%
Aerospace & Defense—0.8%
Applied Signal Technology, Inc.	30,320	$706

Airlines—0.8%
Hawaiian Holdings, Inc. (a)	86,580	715

Auto Components—2.0%
China Automotive Systems, Inc. (a)	121,597	1,130
Dorman Products, Inc. (a)	39,770	597

		1,727

Beverages—1.0%
National Beverage Corp. (a)	74,340	856

Biotechnology—4.9%
Affymax, Inc. (a)	23,880	570
Amicus Therapeutics, Inc. (a)	36,110	316
Arqule, Inc. (a)	80,610	366
Emergent Biosolutions, Inc. (a)	25,740	454
Immunomedics, Inc. (a)	61,780	341
Micromet, Inc. (a)	88,550	590
Momenta Pharmaceuticals, Inc. (a)	36,350	386
Orexigen Therapeutics, Inc. (a)	77,480	763
Seattle Genetics, Inc. (a)	37,830	531

		4,317

Capital Markets—4.0%
Duff & Phelps Corp., Class A	35,560	682
Evercore Partners, Inc., Class A	33,950	992
GFI Group, Inc.	116,600	843
Pzena Investment Management, Inc., Class A (a)	123,410	1,008

		3,525

Chemicals—2.1%
Innophos Holdings, Inc.	38,680	716
Omnova Solutions, Inc. (a)	179,540	1,163

		1,879

Commercial Services & Supplies—0.7%
North American Galvanizing & Coating, Inc. (a)	105,060	638

Communications Equipment—4.5%
Acme Packet, Inc. (a)	89,770	899
Anaren, Inc. (a)	53,950	917
Cogo Group, Inc. (a)	153,120	937
Oplink Communications, Inc. (a)	85,020	1,234

		3,987

Construction & Engineering—0.9%
Orion Marine Group, Inc. (a)	40,250	827

Containers & Packaging—1.5%
Boise, Inc. (a)	80,470	425
Bway Holding Co. (a)	46,490	860

		1,285

Distributors—1.1%
Core-Mark Holding Co., Inc. (a)	33,740	965

Diversified Consumer Services—0.5%
Carriage Services, Inc. (a)	105,240	410

Electrical Equipment—2.7%
AZZ, Inc. (a)	22,110	888
Harbin Electric, Inc. (a)	51,100	863
Powell Industries, Inc. (a)	17,330	665

		2,416

Electronic Equipment, Instruments & Components—3.0%
Cogent, Inc. (a)	60,870	615
PC Mall, Inc. (a)	125,730	862
TTM Technologies, Inc. (a)	98,320	1,128

		2,605

Energy Equipment & Services—3.1%
Geokinetics, Inc. (a)	51,170	1,085
Matrix Service Co. (a)	69,470	755
Willbros Group, Inc. (a)	60,000	914

		2,754

Food & Staples Retailing—0.8%
Pricesmart, Inc.	35,940	674

Food Products—3.7%
B&G Foods, Inc., Class A	81,110	664
Calavo Growers, Inc.	37,280	708
Diamond Foods, Inc.	31,960	1,014
J&J Snack Foods Corp.	19,920	860

		3,246

Health Care Equipment & Supplies—5.4%
Cantel Medical Corp. (a)	53,010	798
ICU Medical, Inc. (a)	24,410	900
Medical Action Industries, Inc. (a)	67,380	813
Natus Medical, Inc. (a)	52,040	803
Symmetry Medical, Inc. (a)	76,570	794
Young Innovations, Inc.	23,890	629

		4,737

Health Care Providers & Services—4.9%
America Service Group, Inc.	51,780	857
American Dental Partners, Inc. (a)	53,770	753
BioScrip, Inc. (a)	142,670	964
Odyssey HealthCare, Inc. (a)	74,440	930
U.S. Physical Therapy, Inc. (a)	56,780	856

		4,360

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Health Care Technology—1.9%
AMICAS, Inc. (a)	229,320	$826
MedAssets, Inc. (a)	36,040	813

		1,639

Hotels, Restaurants & Leisure—4.1%
AFC Enterprises, Inc. (a)	109,900	925
Denny’s Corp. (a)	243,030	647
Interval Leisure Group, Inc. (a)	62,690	782
Ruth’s Hospitality Group, Inc. (a)	93,010	393
Youbet.com, Inc. (a)	392,470	824

		3,571

Insurance—2.7%
American Physicians Capital, Inc.	25,396	732
Amerisafe, Inc. (a)	39,955	689
FBL Financial Group, Inc., Class A	48,530	943

		2,364

Internet & Catalog Retail—1.1%
PetMed Express, Inc.	53,320	1,005

Internet Software & Services—2.0%
Art Technology Group, Inc. (a)	229,190	885
LivePerson, Inc. (a)	168,750	850

		1,735

IT Services—2.0%
RightNow Technologies, Inc. (a)	72,160	1,042
TNS, Inc. (a)	26,090	715

		1,757

Life Sciences Tools & Services—0.9%
Accelrys, Inc. (a)	140,830	817

Machinery—3.1%
Ampco-Pittsburgh Corp.	33,260	884
China Fire & Security Group, Inc. (a)	47,270	908
Tennant Co.	32,370	941

		2,733

Media—1.8%
CKX, Inc. (a)	113,200	760
Dolan Media Co. (a)	66,770	800

		1,560

Metals & Mining—0.3%
Synalloy Corp.	30,140	286

Oil, Gas & Consumable Fuels—1.8%
Gulfport Energy Corp. (a)	108,030	944
Vaalco Energy, Inc. (a)	141,780	652

		1,596

Pharmaceuticals—1.9%
Cypress Bioscience, Inc. (a)	71,590	585
Hi-Tech Pharmacal Co., Inc. (a)	31,160	699
Vivus, Inc. (a)	38,090	398

		1,682

Professional Services—0.9%
ICF International, Inc. (a)	27,540	835

Road & Rail—1.6%
Marten Transport Ltd. (a)	51,990	887
Quality Distribution, Inc. (a)	144,401	487

		1,374

Semiconductors & Semiconductor Equipment—5.9%
Advanced Analogic Technologies, Inc. (a)	172,600	685
Integrated Silicon Solution, Inc. (a)	238,800	898
Monolithic Power Systems, Inc. (a)	40,360	947
NVE Corp. (a)	19,230	1,022
Semitool, Inc. (a)	103,680	876
Semtech Corp. (a)	45,400	772

		5,200

Software—9.9%
Actuate Corp. (a)	181,040	1,046
American Software, Inc., Class A	137,110	895
AsiaInfo Holdings, Inc. (a)	34,820	695
Deltek, Inc. (a)	132,670	1,020
i2 Technologies, Inc. (a)	52,470	842
Interactive Intelligence, Inc. (a)	37,650	719
JDA Software Group, Inc. (a)	37,910	832
Netscout Systems, Inc. (a)	77,610	1,049
Smith Micro Software, Inc. (a)	56,800	702
SonicWALL, Inc. (a)	110,320	927

		8,727

Specialty Retail—3.4%
Buckle, Inc.	23,600	806
Jo-Ann Stores, Inc. (a)	32,680	877
Rent-A-Center, Inc. (a)	33,580	634
Stage Stores, Inc.	49,120	636

		2,953

Textiles, Apparel & Luxury Goods—1.0%
True Religion Apparel, Inc. (a)	33,310	864

Trading Companies & Distributors—1.6%
DXP Enterprises, Inc. (a)	36,430	406
Textainer Group Holdings Ltd.	62,320	998

		1,404

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Water Utilities—0.4%
Consolidated Water Co., Inc.	21,810	$356

Wireless Telecommunication Services—1.2%
iPCS, Inc. (a)	59,490	1,035

Total Investments (cost—$72,826)—97.9%		86,122

Other assets less liabilities—2.1%		1,865

Net Assets—100.0%		$87,987

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$86,122	—	—	$86,122

Schedule of Investments

CCM Focused Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%
Aerospace & Defense—2.4%
Raytheon Co.	56,410	$2,706

Air Freight & Logistics—2.4%
CH Robinson Worldwide, Inc.	47,550	2,746

Biotechnology—4.8%
Amgen, Inc. (a)	42,470	2,558
Gilead Sciences, Inc. (a)	60,680	2,826

		5,384

Capital Markets—8.1%
BlackRock, Inc.	15,170	3,289
Goldman Sachs Group, Inc.	16,540	3,049
TD Ameritrade Holding Corp. (a)	137,820	2,704

		9,042

Chemicals—2.6%
Scotts Miracle-Gro Co., Class A	68,820	2,956

Communications Equipment—4.9%
Cisco Systems, Inc. (a)	122,040	2,873
QUALCOMM, Inc.	59,160	2,661

		5,534

Computers & Peripherals—11.5%
Apple, Inc. (a)	19,480	3,611
EMC Corp. (a)	201,620	3,435
Hewlett-Packard Co.	60,490	2,856
International Business Machines Corp.	24,740	2,959

		12,861

Construction & Engineering—2.2%
Fluor Corp.	48,870	2,485

Containers & Packaging—2.6%
Owens-Illinois, Inc. (a)	77,530	2,861

Energy Equipment & Services—2.8%
Cameron International Corp. (a)	84,310	3,189

Food & Staples Retailing—4.0%
SYSCO Corp.	96,340	2,394
Wal-Mart Stores, Inc.	42,740	2,098

		4,492

Health Care Providers & Services—5.1%
Lincare Holdings, Inc. (a)	83,430	2,607
McKesson Corp.	52,180	3,108

		5,715

Hotels, Restaurants & Leisure—4.8%
McDonald’s Corp.	40,510	2,312
Starbucks Corp. (a)	149,400	3,085

		5,397

Household Products—2.4%
Kimberly-Clark Corp.	45,510	2,684

Insurance—2.6%
CNA Financial Corp. (a)	121,660	2,937

Media—2.7%
Comcast Corp., Class A	179,820	3,037

Multiline Retail—2.6%
Nordstrom, Inc.	96,120	2,936

Oil, Gas & Consumable Fuels—2.0%
Occidental Petroleum Corp.	28,840	2,261

Pharmaceuticals—6.9%
Bristol-Myers Squibb Co.	121,190	2,729
Eli Lilly & Co.	71,610	2,366
Schering-Plough Corp.	93,030	2,628

		7,723

Road & Rail—2.6%
Union Pacific Corp.	49,950	2,915

Semiconductors & Semiconductor Equipment—7.6%
Broadcom Corp., Class A (a)	100,770	3,092
Marvell Technology Group Ltd. (a)	166,710	2,699
Texas Instruments, Inc.	113,330	2,685

		8,476

Software—2.4%
Oracle Corp.	130,540	2,721

Textiles, Apparel & Luxury Goods—5.3%
Coach, Inc.	89,200	2,936
Polo Ralph Lauren Corp.	39,350	3,015

		5,951

Tobacco—2.4%
Philip Morris International, Inc.	54,230	2,643

Total Common Stock (cost—$95,048)		109,652

Schedule of Investments

CCM Focused Growth Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $1,425; collateralized by Freddie Mac, 4.75%, due 1/18/11, valued at $1,456 including accrued interest (cost—$1,425)	$1,425	$1,425

Total Investments (cost—$96,473)—99.0%		111,077

Other assets less liabilities—1.0%		1,111

Net Assets—100.0%		$112,188

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$109,652	—	—	$109,652
Repurchase Agreement	—	$1,425	—	1,425

Total Investments in Securities	$109,652	$1,425	—	$111,077

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.9%
Air Freight & Logistics—2.5%
CH Robinson Worldwide, Inc.	167,280	$9,661
UTi Worldwide, Inc.	739,460	10,707

		20,368

Airlines—1.2%
Copa Holdings S.A., Class A	211,850	9,425

Automobiles—1.3%
Thor Industries, Inc.	348,230	10,778

Beverages—2.5%
Coca-Cola Enterprises, Inc.	471,950	10,104
Hansen Natural Corp. (a)	266,020	9,774

		19,878

Building Products—2.2%
Masco Corp.	621,780	8,033
Owens Corning (a)	409,910	9,203

		17,236

Capital Markets—4.3%
Affiliated Managers Group, Inc. (a)	136,810	8,894
Lazard Ltd., Class A	232,630	9,610
SEI Investments Co.	473,930	9,327
TD Ameritrade Holding Corp. (a)	330,530	6,485

		34,316

Chemicals—3.8%
Ashland, Inc.	238,900	10,325
Scotts Miracle-Gro Co., Class A	222,200	9,544
Valspar Corp.	385,150	10,595

		30,464

Computers & Peripherals—3.7%
NCR Corp. (a)	666,380	9,210
Seagate Technology	707,380	10,759
Teradata Corp. (a)	336,850	9,270

		29,239

Construction & Engineering—1.2%
Fluor Corp.	182,560	9,283

Containers & Packaging—1.1%
Crown Holdings, Inc. (a)	336,530	9,154

Diversified Telecommunication Services—1.3%
Qwest Communications International, Inc.	2,695,520	10,270

Electrical Equipment—2.2%
General Cable Corp. (a)	213,840	8,372
Roper Industries, Inc.	176,530	8,999

		17,371

Electronic Equipment, Instruments & Components—2.4%
Amphenol Corp., Class A	277,237	10,446
Dolby Laboratories, Inc., Class A (a)	226,470	8,649

		19,095

Energy Equipment & Services—2.7%
Diamond Offshore Drilling, Inc.	108,070	10,323
Dresser-Rand Group, Inc. (a)	358,380	11,135

		21,458

Food & Staples Retailing—2.0%
BJ’s Wholesale Club, Inc. (a)	224,993	8,149
Whole Foods Market, Inc. (a)	265,960	8,109

		16,258

Health Care Equipment & Supplies—1.4%
Hospira, Inc. (a)	247,400	11,034

Health Care Providers & Services—5.6%
CIGNA Corp.	279,860	7,861
Coventry Health Care, Inc. (a)	489,760	9,776
Laboratory Corp. of America Holdings (a)	122,690	8,061
Lincare Holdings, Inc. (a)	285,810	8,931
Universal Health Services, Inc., Class B	159,280	9,864

		44,493

Hotels, Restaurants & Leisure—2.3%
Panera Bread Co., Class A (a)	147,750	8,126
WMS Industries, Inc. (a)	235,050	10,474

		18,600

Household Durables—2.6%
Garmin Ltd.	272,120	10,270
Newell Rubbermaid, Inc.	652,900	10,244

		20,514

Household Products—1.1%
Church & Dwight Co., Inc.	152,040	8,627

Independent Power Producers & Energy Traders—1.2%
AES Corp. (a)	635,200	9,414

Insurance—3.3%
PartnerRe Ltd.	127,660	9,822
Reinsurance Group of America, Inc.	144,790	6,457
Transatlantic Holdings, Inc.	195,150	9,791

		26,070

Internet & Catalog Retail—1.2%
Priceline.com, Inc. (a)	59,530	9,871

Internet Software & Services—1.0%
Sohu.com, Inc. (a)	116,290	7,998

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
IT Services—2.2%
Affiliated Computer Services, Inc., Class A (a)	89,382	$4,842
Alliance Data Systems Corp. (a)	65,150	3,979
Metavante Technologies, Inc. (a)	253,500	8,741

		17,562

Life Sciences Tools & Services—3.5%
Bio-Rad Laboratories, Inc., Class A (a)	105,570	9,700
Life Technologies Corp. (a)	207,770	9,671
Millipore Corp. (a)	125,860	8,852

		28,223

Machinery—1.3%
Flowserve Corp.	109,122	10,753

Media—1.2%
CTC Media, Inc. (a)	589,420	9,266
Oil, Gas & Consumable Fuels—2.5%
Alpha Natural Resources, Inc. (a)	281,220	9,871
Encore Acquisition Co. (a)	264,710	9,900

		19,771

Personal Products—1.2%
NBTY, Inc. (a)	244,910	9,694

Pharmaceuticals—1.1%
Watson Pharmaceuticals, Inc. (a)	244,790	8,969

Professional Services—2.0%
FTI Consulting, Inc. (a)	151,960	6,475
IHS, Inc., Class A (a)	178,880	9,146

		15,621

Real Estate Investment Trust (REIT)—1.3%
Digital Realty Trust, Inc.	220,720	10,089

Road & Rail—0.9%
Con-way, Inc.	197,190	7,556

Semiconductors & Semiconductor Equipment—6.0%
Analog Devices, Inc.	331,790	9,151
Marvell Technology Group Ltd. (a)	571,180	9,247
National Semi-conductor Corp.	631,900	9,017
ON Semi-conductor Corp. (a)	1,268,820	10,468
Silicon Laboratories, Inc. (a)	215,880	10,008

		47,891

Software—8.9%
BMC Software, Inc. (a)	234,320	8,794
CA, Inc.	501,270	11,023
McAfee, Inc. (a)	230,130	10,077
Nuance Communications, Inc. (a)	660,740	9,885
Red Hat, Inc. (a)	440,240	12,168
Salesforce.com, Inc. (a)	168,410	9,588
Sybase, Inc. (a)	250,610	9,749

		71,284

Specialty Retail—6.8%
Carmax, Inc. (a)	537,290	11,229
Chico’s FAS, Inc. (a)	815,570	10,603
Guess?, Inc.	258,370	9,570
Penske Auto Group, Inc.	178,090	3,420
Ross Stores, Inc.	194,910	9,311
Williams-Sonoma, Inc.	488,590	9,884

		54,017

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	306,980	10,106
V.F. Corp.	152,920	11,076

		21,182

Trading Companies & Distributors—1.2%
MSC Industrial Direct Co., Class A	224,680	9,792

Total Common Stock (cost—$653,397)		772,884

	Principal Amount (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $15,417; collateralized by Fannie Mae, 2.00%, due 3/2/11, valued at $15,726 including accrued interest (cost—$15,417)	$15,417	15,417

Total Investments (cost—$668,814)—98.8%		788,301

Other assets less liabilities—1.2%		9,550

Net Assets—100.0%		$797,851

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$772,884	—	—	$772,884
Repurchase Agreement	—	$15,417	—	15,417

Total Investments in Securities	$772,884	$15,417	—	$788,301

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.8%
Brazil—13.7%
Banco do Brasil S.A.	49,300	$869
BM&F Bovespa S.A.	57,400	423
BR Malls Participacoes S.A. (b)	46,700	551
Cia de Bebidas das Americas ADR	5,000	411
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,600	478
Cosan S.A. Industria e Comercio (b)	44,600	493
Diagnosticos da America S.A. (b)	19,000	491
Lojas Renner S.A.	46,200	810
PDG Realty S.A. Empreendimentos e Participacoes	100,200	832
Petroleo Brasileiro S.A. ADR	26,300	1,207
Petroleo Brasileiro S.A. ADR	63,400	2,492
Vale S.A. ADR	59,800	1,383
Vivo Participacoes S.A. ADR	26,300	664

		11,104

Cayman Islands—2.0%
Anta Sports Products Ltd.	253,000	313
Changyou.com Ltd. ADR (b)	6,200	220
China Resources Land Ltd.	158,000	344
Semiconductor Manufacturing International Corp. (b)	3,384,000	158
Xingda International Holdings Ltd.	1,464,000	607

		1,642

Chile—0.5%
Enersis S.A. ADR	20,000	369

China—13.2%
Bank of China Ltd.	2,399,000	1,258
Bank of Communications Co., Ltd.	330,000	400
China Construction Bank Corp.	1,215,200	968
China Life Insurance Co., Ltd.	250,000	1,091
China Petroleum & Chemical Corp., Class H	1,290,000	1,097
Dongfeng Motor Group Co., Ltd.	442,000	465
Huadian Power International Co. (b)	1,016,000	325
Industrial & Commercial Bank of China	2,230,000	1,670
Jiangxi Copper Co., Ltd.	191,000	425
PetroChina Co., Ltd.	534,000	607
Tencent Holdings Ltd.	70,600	1,139
Tsingtao Brewery Co., Ltd.	102,000	385
Weichai Power Co., Ltd.	122,000	640
Weiqiao Textile Co.	286,500	176

		10,646

Czech Republic—0.4%
Philip Morris CR AS	700	357

Egypt—0.4%
El Ezz Steel Co.	51,520	143
Maridive & Oil Services SAE	39,461	161

		304

Hong Kong—3.0%
China Agri-Industries Holdings Ltd.	744,000	694
China Mobile Ltd.	112,000	1,096
China Pharmaceutical Group Ltd.	332,000	185
China Shanshui Cement Group Ltd.	544,000	404

		2,379

Hungary—0.5%
Magyar Telekom Telecommunications PLC	100,848	443

India—6.2%
Allahabad Bank	162,106	401
Balrampur Chini Mills Ltd.	185,862	470
Bharat Petroleum Corp. Ltd.	18,016	215
Infosys Technologies Ltd.	10,000	477
JSW Steel Ltd.	20,821	356
Maruti Suzuki India Ltd.	9,652	340
McLeod Russel India Ltd.	85,367	386
Mphasis Ltd.	44,484	613
Polaris Software Lab Ltd.	94,232	294
Punjab National Bank Ltd.	37,109	613
Tata Motors Ltd.	41,542	509
Unitech Ltd.	146,586	325

		4,999

Indonesia—4.1%
Astra International Tbk PT	193,000	662
Bank Mandiri Tbk PT	866,000	419
Indofood Sukses Mak Tbk PT	1,189,000	370
Bank Central Asia Tbk PT	1,023,500	487
Bumi Resources Tbk PT	2,388,000	787
United Tractors Tbk PT	362,500	583

		3,308

Israel—1.4%
Teva Pharmaceutical Industries Ltd. ADR	22,300	1,128

Kuwait—0.1%
Global Investment House KSCC GDR (b)	43,440	80

Malaysia—1.0%
CIMB Group Holdings BHD	259,000	829

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Mexico—2.2%
America Movil SAB de C.V. ADR, Class L	29,200	$1,280
Wal-Mart de Mexico SAB de C.V.	154,300	535

		1,815

Philippines—0.4%
Robinsons Land Corp.	1,540,300	340

Poland—1.2%
KGHM Polska Miedz S.A.	31,172	946

Russia—5.1%
LUKOIL OAO ADR	15,600	846
Magnitogorsk Iron & Steel Works GDR (b)	42,250	393
Mobile Telesystems ADR	15,000	724
Novolipetsk Steel OJSC GDR (b)	15,500	394
Gazprom OAO ADR	35,650	833
Rosneft Oil Co. GDR	78,000	587
Sistema JSFC GDR (b)	22,550	330

		4,107

South Africa—6.9%
Aveng Ltd.	149,222	860
Impala Platinum Holdings Ltd.	32,126	752
Imperial Holdings Ltd.	45,037	481
Investec Ltd.	51,504	394
Kumba Iron Ore Ltd.	16,399	543
MTN Group Ltd.	38,872	634
Naspers Ltd., Class N	23,452	803
Sanlam Ltd.	221,342	605
Sasol Ltd.	13,839	525

		5,597

South Korea—12.8%
Daewoo Securities Co., Ltd.	16,600	302
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	14,250	207
Honam Petrochemical Corp.	3,090	232
Hyundai Motor Co.	4,194	396
KB Financial Group, Inc. (b)	9,630	494
Kolon Industries, Inc.	19,130	678
LG Chemical Ltd.	7,293	1,352
LG Corp.	9,440	630
LG Telecom Ltd.	85,010	613
Lotte Shopping Co., Ltd.	1,046	281
POSCO	2,105	871
Samsung Card Co.	6,473	289
Samsung Electronics Co., Ltd.	3,833	2,646
Shinhan Financial Group Co., Ltd. (b)	15,500	618
SK Energy Co., Ltd.	1,979	211
Sungwoo Hitech Co., Ltd.	56,179	506

		10,326

Taiwan—10.6%
Advanced Semi-conductor Engineering, Inc.	798,000	661
Compal Electronics, Inc.	551,745	640
Formosa Plastics Corp.	110,210	224
Hannstar Board Corp.	431,000	396
HON HAI Precision Industry Co., Ltd.	274,000	1,094
Lite-On Technology Corp.	343,710	449
MediaTek, Inc.	85,136	1,415
Quanta Computer, Inc.	693,859	1,452
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	108,100	1,185
Unimicron Technology Corp.	546,000	661
WPG Holdings Co., Ltd.	266,000	375

		8,552

Thailand—3.0%
Banpu PCL	24,500	314
Charoen Pokphand Foods PCL	1,474,200	350
Kiatnakin Bank PCL	653,200	463
PTT Exploration & Production PCL (c)	63,900	276
PTT PCL	97,500	761
Thai Vegetable Oil PCL	474,100	239

		2,403

Turkey—4.6%
Arcelik (b)	197,650	577
Sinpas Gayrimenkul Yatirim Ortakligi AS	174,397	639
Turk Hava Yollari	621,039	1,619
Turkiye Garanti Bankasi AS	237,457	902

		3,737

United Kingdom—0.5%
Kazakhmys PLC	25,699	440

Total Common Stock (cost—$59,950)		75,851

PREFERRED STOCK—2.9%
Brazil—2.9%
Bradespar S.A.	16,600	305
Contax Participacoes S.A.	5,700	257
Investimentos Itau S.A.	245,090	1,483
Metalurgica Gerdau S.A.	21,300	357

Total Preferred Stock (cost—$1,488)		2,402

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $2,333; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $2,380 including accrued interest (cost—$2,333)	$2,333	$2,333

Total Investments (cost—$63,771) (a)—99.6%		80,586

Other assets less liabilities—0.4%		303

Net Assets—100.0%		$80,889

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $56,374, representing 69.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Brazil	$11,104	—	—	$11,104
Cayman Islands	220	$1,422	—	1,642
Chile	369	—	—	369
India	356	4,643	—	4,999
Israel	1,128	—	—	1,128
Mexico	1,815	—	—	1,815
Russia	2,944	1,163	—	4,107
Taiwan	1,185	7,367	—	8,552
Thailand	—	2,127	$276	2,403
All Other	—	39,732	—	39,732
Preferred Stock:
Brazil	2,402	—	—	2,402
Repurchase Agreement	—	2,333	—	2,333

Total Investments in Securities	$21,523	$58,787	$276	$80,586

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Common Stock:
Kuwait	$80	—	—	—	—	$(80)	—
South Korea	267	$(235)	—	$12	$(44)	—	—
Thailand	—	—	—	—	23	253	$276

Total Investments in Securities	$347	$(235)	—	$12	$(21)	$173	$276

The net change in unrealized appreciation/depreciation of investments, which the Fund held at September 30, 2009 was $23.

Schedule of Investments

NACM Global Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.6%
Australia—1.7%
BHP Billiton Ltd.	13,901	$458

Belgium—3.9%
Anheuser-Busch InBev NV	11,130	511
Umicore	17,016	511

		1,022

Bermuda—0.0%
Peace Mark Holdings Ltd. (b)(d)	382,000	—	(c)

Brazil—1.8%
Companhia Brasileira de Meios de Pagamento	48,500	481

China—1.4%
China Mobile Ltd.	38,000	372

France—4.8%
BNP Paribas	5,247	421
Gaz De France Suez	8,960	399
Ingenico	16,360	456

		1,276

Germany—7.2%
Fresenius Medical Care AG & Co. KGaA	8,666	431
GEA Group AG	19,430	404
SGL Carbon SE (b)	8,575	350
Siemens AG	4,124	380
ThyssenKrupp AG	9,795	335

		1,900

Hong Kong—1.2%
China Resources Power Holdings Co., Ltd.	132,000	305

Ireland—1.3%
C&C Group PLC	80,846	343

Israel—1.4%
Teva Pharmaceutical Industries Ltd. ADR	7,500	379

Japan—7.7%
ABC-Mart, Inc.	14,000	435
Fanuc Ltd.	4,600	411
Honda Motor Co., Ltd.	6,800	206
Marubeni Corp.	63,000	316
Sumitomo Mitsui Financial Group, Inc.	7,664	266
Tsumura & Co.	11,000	397

		2,031

Kuwait—0.2%
Global Investment House KSCC GDR (b)	22,200	41

Malaysia—1.3%
CIMB Group Holdings BHD	110,100	352

Netherlands—2.7%
ING Groep NV (b)	15,750	283
Koninklijke KPN NV	26,652	443

		726

Singapore—1.7%
United Overseas Bank Ltd.	38,000	451

Spain—4.9%
Iberdrola Renovables S.A.	75,767	374
Tecnicas Reunidas S.A.	7,428	407
Telefonica S.A.	18,333	507

		1,288

Switzerland—8.6%
ABB Ltd. (b)	22,250	447
Alcon, Inc.	3,400	472
Credit Suisse Group AG	9,706	540
Nestle S.A.	9,700	414
Roche Holdings AG	2,548	412

		2,285

United Kingdom—10.6%
ARM Holdings PLC	202,054	465
BG Group PLC	22,937	400
Croda International	35,313	372
HSBC Holdings PLC	43,926	503
IG Group Holdings PLC	67,599	361
Marks & Spencer Group PLC	68,539	397
Petrofac Ltd.	19,854	314

		2,812

United States—36.2%
Anadarko Petroleum Corp.	6,400	401
Apple, Inc. (b)	2,900	538
Baker Hughes, Inc.	7,800	333
Bank of America Corp.	31,000	525
Best Buy Co., Inc.	7,400	278
CIGNA Corp.	10,800	303
Cisco Systems, Inc. (b)	19,700	464
Ecolab, Inc.	11,900	550
Exxon Mobil Corp.	6,100	418
FedEx Corp.	5,500	414
Fluor Corp.	6,800	346
Guess?, Inc.	11,500	426
JPMorgan Chase & Co.	10,500	460
Kellogg Co.	9,600	473

Schedule of Investments

NACM Global Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Mead Johnson Nutrition Co., Class A	7,800	$352
Nike, Inc., Class B	6,800	440
Occidental Petroleum Corp.	3,400	267
Oracle Corp.	26,700	556
Praxair, Inc.	5,600	457
Target Corp.	8,100	378
Thermo Fisher Scientific, Inc. (b)	9,800	428
URS Corp. (b)	8,300	362
XTO Energy, Inc.	10,125	418

		9,587

Total Common Stock (cost—$24,307)		26,109

RIGHTS—0.0%
France—0.0%
BNP Paribas (b) (cost—$0)	5,247	11

	Principal Amount (000s)
Repurchase Agreement—1.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $322; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $329 including accrued interest (cost—$322)	$322	322

Total Investments (cost—$24,629) (a)—99.8%		26,442

Other assets less liabilities—0.2%		53

Net Assets—100.0%		$26,495

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $15,149 representing 57.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing
(c)	Amount less than $500
(d)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depository Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Bermuda	—	—	$—	(a)	$—	(a)
Brazil	$481	—	—		481
Israel	379	—	—		379
Switzerland	471	$1,814	—		2,285
United States	9,587	—	—		9,587
All Other	—	13,377	—		13,377
Rights:
France	—	11	—		11
Repurchase Agreement	—	322	—		322

Total Investments in Securities	$10,918	$15,524	$—	(a)	$26,442

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09		Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Common Stock:
Bermuda	$—	(a)	—	—	—	—	—	$—	(a)
Kuwait	41		—	—	—	—	$(41)	—

Total Investments in Securities	$41		—	—	—	—	$(41)	$—	(a)

(a)	Amount less than $500.

There was no net change in unrealized appreciation/depreciation of investments, which the Fund held at September 30, 2009.

Schedule of Investments

NACM Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%
Aerospace & Defense—2.9%
Lockheed Martin Corp.	3,600	$281
Raytheon Co.	17,300	830

		1,111

Automobiles—0.8%
Ford Motor Co. (a)	42,000	303

Beverages—3.8%
Coca-Cola Co.	7,900	424
Coca-Cola Enterprises, Inc.	31,100	666
PepsiCo, Inc.	6,400	375

		1,465

Biotechnology—1.1%
Amgen, Inc. (a)	7,200	434

Capital Markets—1.7%
Goldman Sachs Group, Inc.	3,500	645

Communications Equipment—5.3%
Cisco Systems, Inc. (a)	71,400	1,681
QUALCOMM, Inc.	8,500	382

		2,063

Computers & Peripherals—13.9%
Apple, Inc. (a)	8,300	1,539
EMC Corp. (a)	36,700	625
Hewlett-Packard Co.	22,100	1,043
International Business Machines Corp.	12,700	1,519
NetApp, Inc. (a)	7,600	203
Western Digital Corp. (a)	12,500	457

		5,386

Containers & Packaging—2.2%
Ball Corp.	5,600	275
Owens-Illinois, Inc. (a)	15,900	587

		862

Diversified Financial Services—0.9%
NASDAQ OMX Group, Inc. (a)	17,400	366

Diversified Telecommunication Services—2.3%
AT&T, Inc.	17,000	459
CenturyTel, Inc.	12,800	430

		889

Electrical Equipment—0.4%
General Cable Corp. (a)	4,200	164

Energy Equipment & Services—0.6%
ENSCO International, Inc.	5,300	225

Food & Staples Retailing—3.6%
CVS Caremark Corp.	5,100	182
Wal-Mart Stores, Inc.	24,700	1,213

		1,395

Food Products—1.8%
Archer-Daniels-Midland Co.	10,800	316
Kraft Foods, Inc., Class A	14,100	370

		686

Health Care Equipment & Supplies—0.8%
Medtronic, Inc.	8,500	313

Health Care Providers & Services—3.1%
AmerisourceBergen Corp.	12,300	275
Medco Health Solutions, Inc. (a)	7,000	387
UnitedHealth Group, Inc.	11,800	296
WellPoint, Inc. (a)	5,000	237

		1,195

Health Care Technology—0.8%
Cerner Corp. (a)	4,100	307

Hotels, Restaurants & Leisure—2.1%
Darden Restaurants, Inc.	11,700	399
McDonald’s Corp.	7,100	405

		804

Household Products—2.1%
Procter & Gamble Co.	13,900	805

Industrial Conglomerates—1.6%
3M Co.	4,800	354
General Electric Co.	16,600	273

		627

Insurance—2.1%
ACE Ltd. (a)	8,300	444
Prudential Financial, Inc.	7,800	389

		833

Internet & Catalog Retail—1.7%
Expedia, Inc. (a)	8,200	196
Liberty Media Corp. - Interactive (a)	19,000	209
Priceline.com, Inc. (a)	1,500	249

		654

Internet Software & Services—5.5%
eBay, Inc. (a)	16,900	399
Google, Inc., Class A (a)	3,500	1,736

		2,135

IT Services—0.9%
Cognizant Technology Solutions Corp., Class A (a)	9,600	371

Media—1.1%
DISH Network Corp., Class A (a)	10,700	206
Gannett Co., Inc.	19,400	243

		449

Schedule of Investments

NACM Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Metals & Mining—1.1%
Newmont Mining Corp.	4,200	$185
Steel Dynamics, Inc.	15,300	235

		420

Multiline Retail—1.1%
Target Corp.	9,600	448

Multi-Utilities—1.5%
Centerpoint Energy, Inc.	15,500	193
PG&E Corp.	9,200	372

		565

Oil, Gas & Consumable Fuels—3.6%
ConocoPhillips	8,400	379
Exxon Mobil Corp.	5,400	371
Southwestern Energy Co. (a)	9,700	414
XTO Energy, Inc.	5,800	240

		1,404

Pharmaceuticals—8.6%
Abbott Laboratories	11,300	559
Bristol-Myers Squibb Co.	30,500	687
Forest Laboratories, Inc. (a)	10,000	294
Johnson & Johnson	15,500	944
Mylan, Inc. (a)	12,000	192
Schering-Plough Corp.	24,000	678

		3,354

Semiconductors & Semiconductor Equipment—6.5%
Broadcom Corp., Class A (a)	17,500	537
Intel Corp.	26,900	526
Marvell Technology Group Ltd. (a)	33,900	549
ON Semi-conductor Corp. (a)	40,200	332
Texas Instruments, Inc.	24,200	573

		2,517

Software—10.1%
BMC Software, Inc. (a)	6,800	255
Microsoft Corp.	77,700	2,012
Oracle Corp.	59,400	1,238
Rovi Corp. (a)	12,000	403

		3,908

Specialty Retail—1.8%
AutoNation, Inc. (a)	15,500	280
Bed Bath & Beyond, Inc. (a)	11,000	413

		693

Textiles, Apparel & Luxury Goods—0.5%
Phillips-Van Heusen Corp.	4,600	197

Total Common Stock (cost—$33,786)		37,993

	Principal Amount (000s)
Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $756; collateralized by Freddie Mac, 2.125% due 3/16/11, valued at $773 including accrued interest (cost—$756)	$756	756

Total Investments (cost—$34,542)—99.9%		38,749

Other assets less liabilities—0.1%		52

Net Assets—100.0%		$38,801

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$37,993	—	—	$37,993
Repurchase Agreement	—	$756	—	756

Total Investments in Securities	$37,993	$756	—	$38,749

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—34.9%
Aerospace & Defense—0.5%
L-3 Communications Holdings, Inc. (e)	4,000	$321

Auto Components—0.7%
Johnson Controls, Inc.	18,000	460

Automobiles—0.2%
Ford Motor Co. (f)	20,652	149

Beverages—2.5%
Coca-Cola Co.	10,207	548
Molson Coors Brewing Co., Class B	11,200	545
PepsiCo, Inc.	7,100	417

		1,510

Biotechnology—0.9%
Gilead Sciences, Inc. (e)(f)	11,400	531

Communications Equipment—3.2%
Cisco Systems, Inc. (e)(f)	21,800	513
Harris Corp. (e)	14,300	538
Harris Stratex Networks, Inc., Class A (f)	2,012	14
QUALCOMM, Inc. (e)	10,100	454
Research In Motion Ltd. (e)(f)	6,800	460

		1,979

Computers & Peripherals—2.0%
Apple, Inc. (f)	1,102	204
EMC Corp. (e)(f)	30,400	518
International Business Machines Corp. (e)	4,400	527

		1,249

Construction & Engineering—0.7%
Fluor Corp.	8,800	448

Diversified Financial Services—0.2%
JPMorgan Chase & Co.	3,248	142

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	13,200	400

Electric Utilities—0.2%
Entergy Corp.	1,880	150

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A	12,700	479

Energy Equipment & Services—2.7%
Diamond Offshore Drilling, Inc. (e)	5,700	545
National-Oilwell Varco, Inc. (e)(f)	12,600	543
Schlumberger Ltd. (e)	9,100	542

		1,630

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	7,800	445
Intuitive Surgical, Inc. (e)(f)	2,150	564

		1,009

Health Care Providers & Services—1.5%
McKesson Corp. (e)	7,700	459
Medco Health Solutions, Inc. (e)(f)	8,000	442

		901

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	6,100	348

Household Products—0.9%
Procter & Gamble Co.	9,700	562

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (f)	5,487	155

Industrial Conglomerates—1.6%
General Electric Co. (e)	26,222	430
Textron, Inc. (e)	27,600	524

		954

Insurance—1.0%
MetLife, Inc.	3,815	145
Prudential Financial, Inc. (e)	9,000	449

		594

Internet Software & Services—0.7%
Google, Inc., Class A (f)	925	459

Machinery—2.4%
AGCO Corp. (f)	14,400	398
Deere & Co. (e)	10,000	429
Joy Global, Inc. (e)	12,700	622

		1,449

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc. (e)	8,350	573

Multiline Retail—0.9%
Target Corp. (e)	11,300	527

Oil, Gas & Consumable Fuels—1.7%
Occidental Petroleum Corp. (e)	7,000	549
Peabody Energy Corp. (e)	13,600	506

		1,055

Pharmaceuticals—1.7%
Abbott Laboratories	8,400	416
Bristol-Myers Squibb Co. (e)	20,000	450
Johnson & Johnson	2,735	166

		1,032

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

		Shares	Value* (000s)
Real Estate Investment Trusts (REIT)—0.8%
Simon Property Group, Inc., Ser. I (f)		8,400	$510

Semiconductors & Semiconductor Equipment—1.6%
Intel Corp. (e)		24,200	473
Texas Instruments, Inc. (e)		20,500	486

			959

Software—1.5%
Microsoft Corp. (e)		21,200	549
Oracle Corp.		18,600	387

			936

Total Common Stock (cost—$23,849)			21,471

CORPORATE BONDS & NOTES—30.5%
	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Aerospace & Defense—0.5%
BE Aerospace, Inc.,
8.50%, 7/1/18	Ba3/BB	$300	308

Apparel & Textiles—0.9%
Levi Strauss & Co.,
9.75%, 1/15/15	B2/B+	200	209
Oxford Industries, Inc.,
11.375%, 7/15/15	B1/BB-	350	377

			586

Automotive—0.1%
Tenneco, Inc.,
8.625%, 11/15/14	Caa2/CCC	75	71

Beverages—0.6%
Cott Beverages USA, Inc.,
8.00%, 12/15/11	Caa1/CCC	350	349

Commercial Products—2.1%
DI Finance,
9.50%, 2/15/13	B1/B+	300	308
Hertz Corp.,
10.50%, 1/1/16	B3/CCC+	300	314
Iron Mountain, Inc.,
8.375%, 8/15/21	B2/B+	350	362
United Rentals North America, Inc. (a),
10.875%, 6/15/16	B2/B	300	322

			1,306

Commercial Services—0.8%
ARAMARK Corp.,
8.50%, 2/1/15	B3/B	300	304
KAR Holdings, Inc.,
8.75%, 5/1/14	B3/CCC	200	199

			503

Computer Services—0.8%
Stream Global Services, Inc. (a)(b),
11.25%, 10/1/14	B1/B+	370	360
Unisys Corp. (a),
12.75%, 10/15/14	Ba3/BB-	99	105

			465

Consumer Products—0.5%
Jarden Corp.,
7.50%, 5/1/17	B3/B-	300	293

Containers & Packaging—0.5%
BWAY Corp. (a),
10.00%, 4/15/14	B3/B-	300	319

Diversified Manufacturing—0.6%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	400	360

Energy—0.9%
Arch Coal, Inc. (a),
8.75%, 8/1/16	B1/BB	300	310
Peabody Energy Corp.,
7.375%, 11/1/16	Ba1/BB+	250	254

			564

Financial Services—1.6%
CB Richard Ellis Services, Inc. (a),
11.625%, 6/15/17	Ba3/B+	300	320
Ford Motor Credit Co. LLC,
7.00%, 10/1/13	Caa1/CCC+	250	235
9.875%, 8/10/11	Caa1/CCC+	200	203
GMAC, Inc. (a),
6.75%, 12/1/14	Ca/CCC	300	258

			1,016

Healthcare & Hospitals—2.2%
AMR HoldCo., Inc.,
10.00%, 2/15/15	Ba3/B	150	160
Apria Healthcare Group, Inc. (a),
11.25%, 11/1/14	Ba2/BB+	300	324
Community Health Systems, Inc.,
8.875%, 7/15/15	B3/B	200	205
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	200	207
Health Net, Inc.,
6.375%, 6/1/17	Ba3/BB-	260	230
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	B3/B-	200	194
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	B3/CCC+	25	25

			1,345

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

	Credit Rating (Moody’s/ S&P)	Principal Amount (000s)	Value* (000s)
Hotels/Gaming—1.1%
Harrahs Operating Escrow LLC (a),
11.25%, 6/1/17	Caa1/B	$380	$392
MTR Gaming Group, Inc. (a),
12.625%, 7/15/14	B2/B	300	294

			686

Industrial—0.6%
Louisiana-Pacific Corp. (a),
13.00%, 3/15/17	Ba3/BBB-	350	353

Machinery—0.7%
Baldor Electric Co.,
8.625%, 2/15/17	B3/B	250	255
Terex Corp.,
7.375%, 1/15/14	Ba3/BB-	200	199

			454

Materials & Processing—0.3%
Steel Dynamics, Inc.,
7.375%, 11/1/12	Ba2/BB+	200	203

Multi-Media—1.5%
Cablevision Systems Corp. (a),
8.625%, 9/15/17	B1/B+	350	363
Charter Communications Holdings I LLC (c),
11.00%, 10/1/15	NR/D	200	38
DISH DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	200	200
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	300	304

			905

Oil & Gas—3.0%
Chesapeake Energy Corp.,
6.875%, 1/15/16	Ba3/BB	300	286
Complete Production Services, Inc.,
8.00%, 12/15/16	B1/B+	200	183
Dynegy Holdings, Inc.,
7.75%, 6/1/19	B3/B	200	171
El Paso Corp.,
8.25%, 2/15/16	Ba3/BB-	300	309
Helix Energy Solutions Group, Inc. (a),
9.50%, 1/15/16	B3/B+	250	251
OPTI Canada, Inc.,
8.25%, 12/15/14	Caa1/B	350	273
PetroHawk Energy Corp.,
7.875%, 6/1/15	B3/B	200	198
SandRidge Energy, Inc. (a),
8.00%, 6/1/18	B3/B-	200	194

			1,865

Paper & Paper Products—0.6%
NewPage Corp. (a),
11.375%, 12/31/14	B2/CCC+	350	346

Pharmaceuticals—0.5%
Valeant Pharmaceuticals International (a),
8.375%, 6/15/16	Ba3/B+	300	306

Printing/Publishing—0.3%
Cenveo Corp.,
7.875%, 12/1/13	Caa1/B-	250	202

Retail—1.9%
Duane Reade, Inc. (a),
11.75%, 8/1/15	Caa1/B-	200	211
GameStop Corp.,
8.00%, 10/1/12	Ba1/BB+	400	415
Michaels Stores, Inc.,
10.00%, 11/1/14	Caa2/CCC	200	198
Neiman-Marcus Group, Inc.,
10.375%, 10/15/15	Caa3/CCC+	200	172
Rite Aid Corp.,
7.50%, 3/1/17	Caa2/B-	200	177

			1,173

Technology—1.8%
Advanced Micro Devices, Inc.,
7.75%, 11/1/12	Caa1/CCC+	350	316
Amkor Technology, Inc.,
9.25%, 6/1/16	B2/B+	250	259
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	200	186
Terremark Worldwide, Inc. (a),
12.00%, 6/15/17	B2/B-	300	328

			1,089

Telecommunications—5.4%
Cincinnati Bell, Inc.,
8.375%, 1/15/14	B2/B-	200	202
Cricket Communications, Inc.,
9.375%, 11/1/14	B3/B-	200	204
DigitalGlobe, Inc. (a),
10.50%, 5/1/14	Ba3/BB	200	213
Hawaiian Telcom Communications, Inc. (c),
12.50%, 5/1/15	NR/NR	150	—	(g)
Intelsat Jackson Holdings Ltd.,
9.50%, 6/15/16	B3/BB-	300	317
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	189

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

	Credit Rating (Moody’s/ S&P)	Principal Amount (000s)	Value* (000s)
MetroPCS Wireless, Inc.,
9.25%, 11/1/14	B3/B	$300	$308
Millicom International Cellular S.A.,
10.00%, 12/1/13	B1/NR	200	209
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba2/BB	300	271
SBA Telecommunications, Inc. (a),
8.25%, 8/15/19	Ba2/BB-	300	310
Sprint Capital Corp.,
8.375%, 3/15/12	Ba2/BB	300	311
Time Warner Telecom Holdings, Inc.,
9.25%, 2/15/14	B2/B-	300	310
West Corp.,
11.00%, 10/15/16	Caa1/B-	200	200
Windstream Corp.,
8.625%, 8/1/16	Ba3/BB	250	257

			3,301

Utilities—0.7%
Edison Mission Energy,
7.00%, 5/15/17	B2/B	300	252
Energy Future Holdings Corp.,
10.875%, 11/1/17	Caa2/B-	200	152

			404

Total Corporate Bonds & Notes (cost—$18,570)			18,772

CONVERTIBLE BONDS—21.9%
Aerospace & Defense—0.4%
Orbital Sciences Corp.,
2.438%, 1/15/27	NR/BB-	275	251

Apparel & Textiles—0.5%
Iconix Brand Group, Inc.,
1.875%, 6/30/12	B2/B	325	285

Auto Components—0.7%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	350	428

Biotechnology—0.6%
Life Technologies Corp.,
2.00%, 8/1/23	NR/BB+	275	385

Building/Construction—0.7%
D.R. Horton, Inc.,
2.00%, 5/15/14	Ba3/BB-	375	431

Communication—1.3%
Equinix, Inc.,
2.50%, 4/15/12	NR/B-	300	316
VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	575	502

			818

Consumer Services—0.7%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	460	445

Electrical Equipment—1.2%
EnerSys,
3.375%, 6/1/38	B2/BB	250	223
General Cable Corp.,
0.875%, 11/15/13	B1/B+	515	511

			734

Energy—0.2%
Covanta Holding Corp.,
1.00%, 2/1/27	Ba3/B	175	157

Financial Services—2.4%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	300	302
Developers Diversified Realty Corp.,
3.00%, 3/15/12	NR/BB	415	368
Digital Realty Trust L.P. (a),
5.50%, 4/15/29	NR/NR	270	336
National City Corp.,
4.00%, 2/1/11	A3/A	290	294
U.S. Bancorp, FRN,
zero coupon, 9/20/36	Aa3/A+	185	174

			1,474

Healthcare—0.7%
Inverness Medical Innovations, Inc.,
3.00%, 5/15/16	NR/B-	412	443

Materials & Processing—0.7%
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	375	444

Multi-Media—2.0%
International Game Technology (a),
3.25%, 5/1/14	Baa2/BBB	275	362
Liberty Media LLC,
3.125%, 3/30/23	Ba2/BB+	300	298
Macrovision Corp.,
2.625%, 8/15/11	NR/B	410	534

			1,194

Oil & Gas—0.6%
Hornbeck Offshore Services, Inc., VRN,
1.625%, 11/15/26	NR/BB-	400	356

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Pharmaceuticals—2.3%
Biovail Corp. (a),
5.375%, 8/1/14	NR/NR	$350	$436
Mylan, Inc.,
1.25%, 3/15/12	NR/BB-	520	511
Omnicare, Inc.,
3.25%, 12/15/35	B3/B+	525	406

			1,353

Software—0.3%
Bowne & Co., Inc., VRN,
6.00%, 10/1/33	B3/CCC+	200	194

Technology—4.1%
Advanced Micro Devices, Inc.,
5.75%, 8/15/12	NR/CCC+	550	464
Maxtor Corp.,
2.375%, 8/15/12	NR/B	450	487
Micron Technology, Inc.,
4.25%, 10/15/13	NR/NR	300	538
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/B-	490	523
ON Semi-conductor Corp.,
zero coupon, 4/15/24	NR/B+	500	509

			2,521

Telecommunications—2.3%
Anixter International, Inc.,
1.00%, 2/15/13	NR/BB-	320	288
NII Holdings, Inc.,
3.125%, 6/15/12	NR/B+	260	229
Nortel Networks Corp. (c),
2.125%, 4/15/14	NR/NR	165	92
Qwest Communications International, Inc.,
3.50%, 11/15/25	B1/B+	275	279
TW Telecom, Inc.,
2.375%, 4/1/26	B3/B-	525	511

			1,399

Utilities—0.2%
JA Solar Holdings Co., Ltd.,
4.50%, 5/15/13	NR/NR	205	153

Total Convertible Bonds (cost—$12,739)			13,465

CONVERTIBLE PREFERRED STOCK—6.7%

		Shares
Consumer Discretionary—0.4%
Stanley Works, FRN,
5.125%, 5/17/12		210	165
United Rentals Trust I,
6.50%, 8/1/28		3,550	89

			254

Consumer Staples—0.6%
Bunge Ltd.,
4.875%, 12/31/49		4,050	352

Financial Services—1.9%
Bank of America Corp., Ser. L,
7.25%, 12/31/49		450	382
Lehman Brothers Holdings, Inc.,
6.00%, 10/12/10
(General Mills, Inc.) (c)(d)(h)		7,700	25
28.00%, 3/6/09
(Transocean, Inc.) (c)(d)(h)		1,350	18
Vale Capital Ltd.,
5.50%, 6/15/10
(Vale S.A. ADR) (h)		5,150	239
Wells Fargo & Co., Ser. L,
7.50%, 12/31/49		565	505

			1,169

Healthcare & Hospitals—0.8%
Schering-Plough Corp.,
6.00%, 8/13/10		2,020	490

Insurance—1.5%
Assured Guaranty Ltd.,
8.50%, 6/1/14		6,300	537
XL Capital Ltd.,
10.75%, 8/15/11		14,800	409

			946

Oil & Gas—0.7%
Chesapeake Energy Corp.,
5.00%, 12/31/49		5,100	461

Real Estate Investment Trust (REIT)—0.2%
Felcor Lodging Trust, Inc., Class A,
1.95%, 12/31/49		10,100	123

Telecommunications—0.3%
Crown Castle International Corp.,
6.25%, 8/15/12		3,150	171

Utilities—0.3%
AES Trust III,
6.75%, 10/15/29		3,925	173

Total Convertible Preferred Stock (cost—$4,730)			4,139

PREFERRED STOCK—1.4%
Chemicals—0.7%
Celanese Corp.		13,500	445

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

		Shares	Value* (000s)
Commercial Banks—0.7%
Fifth Third Bancorp		3,300	$395

Total Preferred Stock (cost—$763)			840

SHORT-TERM INVESTMENTS—3.8%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $1,979; collateralized by Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $2,023 including accrued interest (cost—$1,979)		$1,979	1,979

Convertible Bonds—0.6%
Technology—0.3%
Maxtor Corp.,
6.80%, 4/30/10	Ba3/NR	175	179
Utilities—0.3%
PG&E Corp.,
9.50%, 6/30/10	NR/NR	60	163

Total Convertible Bonds (cost—$390)			342

Total Short-Term Investments (cost—$2,369)			2,321

Total Investments before options written (cost—$63,020)—99.2%			61,008

OPTIONS WRITTEN (f)—(0.2)%

		Contracts/ Notional Amount
Call Options—(0.2)%
Bristol-Myers Squibb Co. (CBOE), strike price $23, expires 10/17/09		140	(3)
Cisco Systems, Inc. (CBOE), strike price $24, expires 10/17/09		100	(3)
Deere & Co. (CBOE) (g), strike price $49, expires 10/17/09		50	(1)
Diamond Offshore Drilling, Inc. (CBOE), strike price $100, expires 10/17/09		30	(3)
EMC Corp. (CBOE), strike price $17.50, expires 10/17/09		150	(4)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $80, expires 10/17/09		45	(1)
General Electric Co. (CBOE), strike price $17, expires 10/17/09		150	(6)
Gilead Sciences, Inc. (CBOE), strike price $48, expires 10/17/09		50	(2)
Harris Corp. (CBOE), strike price $40, expires 10/17/09		45	(2)
Intel Corp. (CBOE), strike price $21, expires 10/17/09		105	(2)
International Business Machines Corp. (CBOE), strike price $125, expires 10/17/09		20	(2)
Intuitive Surgical, Inc. (CBOE), strike price $270, expires 10/17/09		10	(6)
Joy Global, Inc. (CBOE), strike price $50, expires 10/17/09		70	(12)
McKesson Corp. (CBOE), strike price $60, expires 10/17/09		30	(3)
Medco Health Solutions, Inc. (CBOE) (g), strike price $60, expires 10/17/09		50	(1)
Microsoft Corp. (CBOE), strike price $26, expires 10/17/09		100	(4)
National-Oilwell Varco, Inc. (CBOE), strike price $46, expires 10/17/09		70	(4)
Occidental Petroleum Corp. (CBOE), strike price $85, expires 10/17/09		35	(1)
Peabody Energy Corp. (CBOE), strike price $44, expires 10/17/09		75	(1)
Prudential Financial, Inc. (CBOE), strike price $55, expires 10/17/09		45	(2)
QUALCOMM, Inc. (CBOE), strike price $46, expires 10/17/09		45	(3)
Research In Motion Ltd. (CBOE), strike price $85, expires 10/17/09		35	— (g)
S&P 500 Index (OTC), strike price $1,105, expires 10/16/09		$14,000	(51)
Schlumberger Ltd. (CBOE), strike price $65, expires 10/17/09		25	(1)
Target Corp. (CBOE), strike price $50, expires 10/17/09		50	(1)
Texas Instruments, Inc. (CBOE), strike price $25, expires 10/17/09		95	(2)
Textron, Inc. (CBOE), strike price $21, expires 10/17/09		170	(4)

Total Options Written (premiums received—$173)			(125)

Total Investments net of options written (cost—$62,847)—99.0%			60,883

Other assets less other liabilities—1.0%			626

Net Assets—100.0%			$61,509

Schedule of Investments

NACM Income & Growth Fund

September 30, 2009 (unaudited)

Notes to Schedule of Investments:

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	When-issued or delayed-delivery. To be delivered/settled after September 30, 2009.
(c)	In default.
(d)	Fair-valued.
(e)	All or partial amount segregated as collateral for options written.
(f)	Non-income producing.
(g)	Amount less than $500.
(h)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2009.

NR—Not Rated

OTC—Over the Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2009.

Other Investments:

(A)	Transactions in options written for the three months ended September 30, 2009 (amounts in thousands except for number of contracts and notional amount):

	Contracts	Notional Amount	Premiums
Options outstanding, June 30, 2009	1,209	$11,200	$150
Options written	4,627	50,650	615
Options terminated in closing transactions	(1,872)	(11,775)	(253)
Options expired	(2,174)	(36,075)	(339)

Options outstanding, September 30, 2009	1,790	$14,000	$173

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$21,471	—	—	$21,471
Corporate Bonds & Notes	—	$18,772	—	18,772
Convertible Bonds	—	13,465	—	13,465
Convertible Preferred Stock:
Consumer Discretionary	—	254	—	254
Consumer Staples	—	352	—	352
Financial Services	887	239	$43	1,169
Insurance	409	537	—	946
Oil & Gas	—	461	—	461
Telecommunications	—	171	—	171
All Other	786	—	—	786
Preferred Stock:
Chemicals	—	445	—	445
Commercial Banks	395	—	—	395
Short-Term Investments	—	2,321	—	2,321

Total Investments in Securities - Assets	$23,948	$37,017	$43	$61,008

Investments in Securities - Liabilities
Options Written	$(73)	$(52)	—	$(125)

Total Investments in Securities	$23,875	$36,965	$43	$60,883

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Convertible Preferred Stock:
Financial Services	$43	—	—	—	—	—	$43

Total Investments in Securities	$43	—	—	—	—	—	$43

There was no net change in unrealized appreciation/depreciation of investments, which the Fund held at September 30, 2009.

Financial Derivative Instruments-Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument except for options written which are stated at value (amounts in thousands):

Derivatives Fair Value
Equity contracts	$(125)

Schedule of Investments

NACM International Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.3%
Australia—7.3%
Australia & New Zealand Banking Group Ltd.	40,035	$858
BHP Billiton Ltd.	48,491	1,599
Challenger Financial Services Group Ltd.	325,550	974
Commonwealth Bank of Australia	67,316	3,058
David Jones Ltd.	331,440	1,702
Downer EDI Ltd.	132,016	948
Leighton Holdings Ltd.	19,478	618
OneSteel Ltd.	199,445	530
Suncorp-Metway Ltd.	73,090	571

		10,858

Belgium—0.4%
Anheuser-Busch InBev NV	12,214	560

Bermuda—0.7%
Digital China Holdings Ltd.	508,000	480
VTech Holdings Ltd.	67,000	576

		1,056

Cayman Islands—0.7%
Anta Sports Products Ltd.	350,000	432
Minth Group Ltd.	592,000	532

		964

China—1.9%
Bank of Communications Co., Ltd.	564,000	684
Huadian Power International Co. (b)	1,142,000	365
Tsingtao Brewery Co., Ltd.	250,000	945
Weichai Power Co., Ltd.	151,000	792

		2,786

Finland—0.3%
Huhtamaki Oyj	36,500	466

France—11.7%
AXA S.A.	22,126	601
BNP Paribas	39,159	3,142
Fonciere Des Regions, REIT	5,613	655
France Telecom S.A.	42,517	1,134
Groupe Steria SCA	37,737	1,347
Pinault-Printemps-Redoute S.A.	4,417	568
Sanofi-Aventis S.A.	45,557	3,360
SCOR SE	59,295	1,624
Total S.A.	49,978	2,971
Vivendi	59,423	1,847

		17,249

Germany—5.8%
Bilfinger Berger AG	13,838	955
E.ON AG	34,270	1,450
GEA Group AG	28,917	601
Linde AG	4,209	456
RWE AG	17,434	1,617
Siemens AG	25,623	2,359
ThyssenKrupp AG	35,133	1,202

		8,640

Greece—0.5%
Coca-Cola Hellenic Bottling Co. S.A.	25,330	680

Hong Kong—3.9%
BOC Hong Kong Holdings Ltd.	603,500	1,318
China Shanshui Cement Group Ltd.	657,000	488
Noble Group Ltd.	986,000	1,701
Shun TAK Holdings Ltd.	952,000	718
Swire Pacific Ltd.	92,000	1,082
TPV Technology Ltd.	646,000	399

		5,706

Israel—0.4%
Teva Pharmaceutical Industries
Ltd. ADR	11,200	566

Italy—3.3%
Enel SpA	495,115	3,149
Eni SpA	68,353	1,708

		4,857

Japan—16.4%
Canon, Inc.	12,000	481
Fujitsu Ltd.	274,000	1,787
Gigas K’s Holdings Corp.	35,500	1,188
Heiwa Corp.	70,100	772
Honda Motor Co., Ltd.	30,300	920
Hosiden Corp.	35,100	473
Ines Corp.	76,000	645
Itochu Corp.	107,000	706
Kansai Electric Power Co, Inc.	62,100	1,499
KDDI Corp.	234	1,317
Komatsu Ltd.	87,900	1,640
Kyorin Co., Ltd.	28,000	476
Marubeni Corp.	140,000	703
Mitsubishi UFJ Financial Group, Inc.	176,700	944
Mitsui & Co., Ltd.	32,000	416
Nippo Corp.	31,000	253
Nippon Electric Glass Co., Ltd.	58,000	528
Nippon Mining Holdings, Inc.	68,000	333
Nippon Soda Co., Ltd.	256,000	1,077
Nippon Telegraph & Telephone Corp.	16,800	775
Nissan Motor Co., Ltd. (b)	184,100	1,241
Nitto Denko Corp.	30,600	935
Nomura Holdings, Inc.	82,700	507

Schedule of Investments

NACM International Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Sojitz Corp.	255,200	$484
Square Enix Holdings Co., Ltd.	15,200	410
Sumitomo Metal Mining Co., Ltd.	58,000	947
Sumitomo Trust & Banking Co., Ltd.	99,000	523
Taiyo Yuden Co., Ltd.	32,000	376
Tokuyama Corp.	49,000	358
Toyota Motor Corp.	14,300	569
Ube Industries Ltd.	367,000	961

		24,244

Netherlands—0.9%
Koninklijke KPN NV	83,713	1,391

Norway—0.3%
Marine Harvest (b)	578,000	420

Singapore—3.5%
Allgreen Properties Ltd.	701,000	558
Hi-P International Ltd.	1,440,000	728
Jardine Cycle & Carriage Ltd.	105,000	1,802
Rotary Engineering Ltd.	750,000	609
United Overseas Bank Ltd.	60,000	712
Wilmar International Ltd.	168,000	748

		5,157

Spain—6.9%
Banco Santander S.A.	292,372	4,723
Mapfre S.A.	285,783	1,282
Repsol YPF S.A.	40,942	1,114
Telefonica S.A.	109,653	3,034

		10,153

Sweden—2.3%
Electrolux AB, Ser. B (b)	32,800	751
Svenska Cellulosa AB, Class B	152,400	2,070
Tele2 AB, Class B	49,100	653

		3,474

Switzerland—8.6%
ABB Ltd. (b)	91,884	1,848
Credit Suisse Group AG	73,162	4,071
Nestle S.A.	19,724	842
Novartis AG	12,158	611
Roche Holdings AG	14,556	2,353
Syngenta AG	1,490	342
UBS AG (b)	32,796	601
Zurich Financial Services AG	8,889	2,120

		12,788

United Kingdom—21.5%
Anglo American PLC (b)	20,009	638
Antofagasta PLC	62,979	766
AstraZeneca PLC	21,267	954
Barclays PLC (b)	366,526	2,172
Barratt Developments PLC (b)	123,177	485
BG Group PLC	42,274	737
BP PLC	202,286	1,792
British American Tobacco PLC	85,299	2,679
Eurasian Natural Resources Corp.	52,012	731
GlaxoSmithKline PLC	108,952	2,148
HSBC Holdings PLC	167,126	1,914
J Sainsbury PLC	70,358	366
Kazakhmys PLC	47,729	818
Kingfisher PLC	490,841	1,674
Logica PLC	328,787	686
Marks & Spencer Group PLC	299,891	1,739
Marston’s PLC	292,908	457
Pearson PLC	75,650	935
Petrofac Ltd.	45,473	720
Premier Foods PLC (b)	587,119	395
Prudential PLC	201,658	1,943
Royal Dutch Shell PLC, Class B	98,908	2,748
Trinity Mirror PLC	129,285	356
Tullett Prebon PLC	216,982	1,357
Tullow Oil PLC	32,336	585
Vodafone Group PLC	494,316	1,110
Xstrata PLC (b)	62,725	925

		31,830

Total Common Stock (cost—$125,109)		143,845

PREFERRED STOCK—1.5%
Germany—1.5%
ProSiebenSat.1 Media AG	88,247	947
Volkswagen AG	10,277	1,193

Total Preferred Stock (cost—$1,760)		2,140

RIGHTS—0.1%
France—0.1%
BNP Paribas (b) (cost—$0)	39,159	85

Schedule of Investments

NACM International Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $1,210; collateralized by Federal Home Loan Bank, 3.75% due 9/9/11, valued at $1,236 including accrued interest (cost—$1,210)	$1,210	$1,210

Total Investments (cost—$128,079) (a)—99.7%		147,280

Other assets less liabilities—0.3%		486

Net Assets—100.0%		$147,766

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $144,850, representing 98.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amount in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Israel	$566	—	—	$566
Japan	569	$23,675	—	24,244
All Other	—	119,035	—	119,035
Preferred Stock:
Germany	—	2,140	—	2,140
Rights:
France	—	85	—	85
Repurchase Agreement	—	1,210	—	1,210

Total Investments in Securities	$1,135	$146,145	—	$147,280

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amount in thousands):

	Beginning Balance 6/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Rights:
Australia	$(7)	—	—	—	$(7)	—	—

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.9%
Aerospace & Defense—1.8%
L-3 Communications Holdings, Inc.	1,100	$88

Beverages—1.7%
Coca-Cola Enterprises, Inc.	4,000	86

Biotechnology—2.0%
Dendreon Corp. (a)	1,000	28
Human Genome Sciences, Inc. (a)	1,500	28
Myriad Genetics, Inc. (a)	1,600	44

		100

Commercial Services & Supplies—3.5%
Cintas Corp.	1,600	48
Rollins, Inc.	2,550	48
RR Donnelley & Sons Co.	3,600	77

		173

Communications Equipment—1.0%
Harris Corp.	1,300	49

Computers & Peripherals—3.5%
Teradata Corp. (a)	2,100	58
Western Digital Corp. (a)	3,100	113

		171

Construction & Engineering—2.5%
Fluor Corp.	900	46
Quanta Services, Inc. (a)	1,600	35
URS Corp. (a)	1,000	44

		125

Containers & Packaging—2.8%
Bemis Co., Inc.	2,300	60
Pactiv Corp. (a)	3,000	78

		138

Diversified Consumer Services—3.5%
Apollo Group, Inc., Class A (a)	1,200	89
Career Education Corp. (a)	900	22
H&R Block, Inc.	3,500	64

		175

Diversified Financial Services—1.8%
IntercontinentalExchange, Inc. (a)	900	87

Electrical Equipment—3.3%
Cooper Industries PLC, Class A	1,300	49
General Cable Corp. (a)	1,500	59
Thomas & Betts Corp. (a)	1,900	57

		165

Electronic Equipment, Instruments & Components—2.4%
Avnet, Inc. (a)	2,700	70
Tech Data Corp. (a)	1,200	50

		120

Energy Equipment & Services—2.6%
Dresser-Rand Group, Inc. (a)	1,600	49
Noble Corp.	2,100	80

		129

Food & Staples Retailing—2.3%
BJ’s Wholesale Club, Inc. (a)	1,300	47
SYSCO Corp.	2,700	67

		114

Food Products—0.6%
Del Monte Foods Co.	2,400	28

Health Care Equipment & Supplies—3.1%
Hospira, Inc. (a)	2,100	94
Teleflex, Inc.	1,200	58

		152

Health Care Providers & Services—1.8%
Coventry Health Care, Inc. (a)	1,200	24
Lincare Holdings, Inc. (a)	2,100	66

		90

Hotels, Restaurants & Leisure—1.3%
Starbucks Corp. (a)	3,000	62

Household Durables—2.6%
D.R. Horton, Inc.	2,200	25
Garmin Ltd.	2,700	102

		127

Industrial Conglomerates—1.3%
Carlisle Cos., Inc.	1,900	64

Insurance—4.0%
Assurant, Inc.	1,100	35
Principal Financial Group, Inc.	3,000	82
Progressive Corp. (a)	3,100	52
Unum Group	1,400	30

		199

Internet & Catalog Retail—1.4%
Expedia, Inc. (a)	2,800	67

Internet Software & Services—3.2%
IAC/InterActiveCorp. (a)	3,300	67
Sohu.com, Inc. (a)	300	21
VeriSign, Inc. (a)	3,100	73

		161

IT Services—4.4%
Affiliated Computer Services, Inc., Class A (a)	600	33
Broadridge Financial Solutions, Inc.	3,300	66
NeuStar, Inc., Class A (a)	1,200	27

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
SAIC, Inc. (a)	2,700	$47
Western Union Co.	2,400	46

		219

Life Sciences Tools & Services—1.6%
Millipore Corp. (a)	1,100	77

Machinery—2.5%
Navistar International Corp. (a)	1,700	63
Oshkosh Corp.	1,900	59

		122

Media—3.9%
John Wiley & Sons, Inc., Class A	1,400	49
McGraw-Hill Cos., Inc.	2,900	73
Scripps Networks Interactive, Inc., Class A	1,900	70

		192

Metals & Mining—3.4%
Commercial Metals Co.	1,700	30
Reliance Steel & Aluminum Co.	1,500	64
Royal Gold, Inc.	700	32
Steel Dynamics, Inc.	2,800	43

		169

Multiline Retail—1.4%
Big Lots, Inc. (a)	900	23
Dollar Tree, Inc. (a)	500	24
Family Dollar Stores, Inc.	900	24

		71

Oil, Gas & Consumable Fuels—0.7%
Frontier Oil Corp.	2,700	37

Pharmaceuticals—2.3%
Forest Laboratories, Inc. (a)	700	21
Mylan, Inc. (a)	1,700	27
Valeant Pharmaceuticals International (a)	1,500	42
Watson Pharmaceuticals, Inc. (a)	600	22

		112

Professional Services—1.2%
Dun & Bradstreet Corp.	400	30
Manpower, Inc.	500	28

		58

Real Estate Investment Trusts (REIT)—2.9%
Annaly Capital Management, Inc.	4,500	82
MFA Financial, Inc.	7,800	62

		144

Semiconductors & Semiconductor Equipment—5.6%
Cypress Semiconductor Corp. (a)	7,900	82
Marvell Technology Group Ltd. (a)	6,900	112
Xilinx, Inc.	3,600	84

		278

Software—5.2%
BMC Software, Inc. (a)	2,400	90
CA, Inc.	4,200	92
Compuware Corp. (a)	4,400	32
Red Hat, Inc. (a)	1,500	42

		256

Specialty Retail—5.6%
Advance Auto Parts, Inc.	700	28
AutoNation, Inc. (a)	2,700	49
Bed Bath & Beyond, Inc. (a)	700	26
Limited Brands, Inc.	5,200	88
Ross Stores, Inc.	1,800	86

		277

Textiles, Apparel & Luxury Goods—2.5%
Coach, Inc.	3,800	125

Thrifts & Mortgage Finance—0.8%
Hudson City Bancorp, Inc.	2,900	38

Trading Companies & Distributors—1.9%
MSC Industrial Direct Co., Class A	1,700	74
WESCO International, Inc. (a)	700	20

		94

Total Common Stock (cost—$4,185)		4,939

	Principal Amount (000s)
Repurchase Agreement—2.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $108; collateralized by Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $111 including accrued interest (cost—$108)	$108	108

Total Investments (cost—$4,293)—102.1%		5,047

Liabilities in excess of other assets—(2.1)%		(105)

Net Assets—100.0%		$4,942

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$4,939	—	—	$4,939
Repurchase Agreement	—	$108	—	108

Total Investments in Securities	$4,939	$108	—	$5,047

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.0%
Australia—21.6%
AMP Ltd. (b)	329,762	$1,901
Australia & New Zealand Banking Group Ltd.	293,804	6,294
BHP Billiton Ltd.	230,528	7,603
CSL Ltd.	50,752	1,496
Incitec Pivot Ltd.	1,473,231	3,664
Leighton Holdings Ltd.	55,537	1,763
National Australia Bank Ltd. (b)	82,441	2,274
Rio Tinto Ltd.	71,797	3,731
Westpac Banking Corp.	236,285	5,453
Woodside Petroleum Ltd.	56,196	2,578
WorleyParsons Ltd.	49,352	1,287

		38,044

Bermuda—1.8%
China Yurun Food Group Ltd.	561,000	1,207
Haier Electronics Group Co., Ltd.	2,567,000	555
Li & Fung Ltd.	362,000	1,476

		3,238

Cayman Islands—0.6%
Belle International Holdings Ltd.	1,013,000	1,034

China—3.5%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	608,000	2,006
Tencent Holdings Ltd.	105,000	1,693
ZTE Corp.	477,640	2,501

		6,200

Hong Kong—6.0%
BOC Hong Kong Holdings Ltd.	860,000	1,878
China Everbright International Ltd.	3,139,000	1,270
Hong Kong Electric Holdings Ltd.	239,500	1,316
Hong Kong Exchange & Clearing Ltd.	28,000	505
MTR Corp.	296,000	1,026
Shanghai Industrial Holdings Ltd.	414,000	1,864
Wharf Holdings Ltd.	512,000	2,707

		10,566

Japan—51.6%
Aisin Seiki Co., Ltd.	96,400	2,341
Bridgestone Corp.	104,000	1,860
Canon, Inc.	79,500	3,185
Daiseki Co., Ltd.	24,800	488
East Japan Railway Co.	38,500	2,776
EPS Co., Ltd.	317	1,314
Fanuc Ltd.	26,200	2,340
Hitachi Construction Machinery Co., Ltd.	62,200	1,330
Honda Motor Co., Ltd.	41,900	1,273
JFE Holdings, Inc.	75,300	2,575
Kamigumi Co., Ltd.	110,000	897
Komatsu Ltd.	47,700	890
Kubota Corp.	219,000	1,814
Marubeni Corp.	525,000	2,637
Mitsubishi Corp.	87,200	1,754
Mitsubishi Electric Corp. (b)	398,000	3,007
Mitsubishi UFJ Financial Group, Inc.	974,500	5,208
Mitsui & Co., Ltd.	129,000	1,678
Mitsui Fudosan Co., Ltd.	97,000	1,633
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,700	1,279
Nikon Corp.	79,000	1,439
Nippon Building Fund, Inc., REIT	76	677
Nippon Sheet Glass Co., Ltd.	235,000	782
Nippon Telegraph & Telephone Corp.	50,200	2,317
Nitori Co., Ltd.	25,750	2,191
Nitto Denko Corp.	29,100	889
Nomura Holdings, Inc.	307,300	1,884
NSK Ltd.	160,000	989
Panasonic Corp.	126,000	1,844
Pigeon Corp.	32,000	1,271
Rohm Co., Ltd	26,700	1,860
Sankyo Co., Ltd.	26,100	1,629
Seven & I Holdings Co., Ltd.	67,200	1,604
Sony Corp.	118,100	3,461
Sumitomo Corp.	284,500	2,919
Sumitomo Mitsui Financial Group, Inc.	54,125	1,876
Suzuki Motor Corp.	56,800	1,321
Tokai Tokyo Securities Co., Ltd.	481,000	1,509
Tokio Marine Holdings, Inc.	27,300	787
Tokyo Electric Power Co., Inc.	65,700	1,721
Toshiba Corp. (b)	318,000	1,664
Toshiba Plant Systems & Services Corp.	37,000	492
Towa Pharmaceutical Co., Ltd.	55,300	2,716
Toyota Motor Corp.	160,500	6,383
Tsumura & Co.	41,000	1,478
Ube Industries Ltd.	302,000	791
Unicharm Corp.	18,800	1,783
Yamada Denki Co., Ltd.	35,160	2,372

		90,928

Malaysia—1.0%
CIMB Group Holdings Bhd	556,800	1,781

Papua New Guinea—0.5%
Lihir Gold Ltd. (b)	359,880	898

Singapore—3.6%
DBS Group Holdings Ltd.	314,224	2,950
Singapore Exchange Ltd.	339,000	2,015
Wilmar International Ltd.	321,000	1,430

		6,395

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
South Korea—3.2%
Hynix Semiconductor, Inc. (b)	162,980	$2,730
Hyundai Motor Co.	14,994	1,415
Samsung Electronics Co., Ltd.	2,070	1,429

		5,574

Taiwan—0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	80,692	884

United Kingdom—3.1%
HSBC Holdings PLC	247,933	2,841
Standard Chartered PLC	107,900	2,640

		5,481

Total Common Stock (cost—$173,340)		171,023

	Principal Amount (000s)
Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $5,308; collateralized by Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $5,416 including accrued interest (cost—$5,308)	$5,308	5,308

Total Investments (cost—$178,648) (a)—100.0%		176,331

Liabilities in excess of other assets—(0.0)%		(18)

Net Assets—100.0%		$176,313

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $159,581, representing 90.5% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Australia	$4,175	$33,869	—	$38,044
Japan	6,383	84,545	—	90,928
Taiwan	884	—	—	884
All Other	—	41,167	—	41,167
Repurchase Agreement	—	5,308	—	5,308

Total Investments in Securities	$11,442	$164,889	—	$176,331

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.0%
Aerospace & Defense—2.5%
Northrop Grumman Corp.	9,500	$492

Automobiles—2.8%
Harley-Davidson, Inc.	24,400	561

Capital Markets—2.3%
Federated Investors, Inc., Class B	17,100	451

Commercial Services & Supplies—2.8%
RR Donnelley & Sons Co.	25,700	546

Diversified Telecommunication Services—5.2%
CenturyTel, Inc.	14,000	470
Windstream Corp.	54,600	553

		1,023

Energy Equipment & Services—2.2%
Tidewater, Inc.	9,400	443

Food & Drug Retailing—2.5%
SUPERVALU, Inc.	32,200	485

Food Products—2.3%
Corn Products International, Inc.	15,900	454

Gas Utilities—4.5%
Atmos Energy Corp.	14,600	412
UGI Corp.	19,200	481

		893

Health Care Providers & Services—2.0%
Cardinal Health, Inc.	14,400	386

Household Products—2.5%
Kimberly-Clark Corp.	8,300	490

Industrial Conglomerates—2.8%
3M Co.	7,400	546

Insurance—9.8%
Reinsurance Group of America, Inc.	11,800	526
RenaissanceRe Holdings Ltd.	7,900	433
The Allstate Corp.	14,500	444
Unum Group	24,400	523

		1,926

Machinery—2.6%
Crane Co.	20,000	516

Media—2.8%
CBS Corp., Class B	46,300	558

Metals & Mining—5.2%
Reliance Steel & Aluminum Co.	12,400	528
Yamana Gold, Inc.	47,000	503

		1,031

Multi-Utilities—2.5%
Nisource, Inc.	35,800	497

Office Electronics—2.1%
Xerox Corp.	53,600	415

Oil, Gas & Consumable Fuels—17.2%
Apache Corp.	5,600	514
Chevron Corp.	5,800	408
Cimarex Energy Co.	11,800	511
ConocoPhillips	10,600	479
Energy Coal Resources, Inc. (a)(b)(d)	26,000	—	(c)
Nexen, Inc.	22,900	517
Royal Dutch Shell PLC ADR, Class A	8,100	463
Total S.A. ADR	8,600	510

		3,402

Pharmaceuticals—7.2%
Biovail Corp.	31,500	486
GlaxoSmithKline PLC ADR	12,200	482
Pfizer, Inc.	27,200	450

		1,418

Professional Services—2.8%
Manpower, Inc.	9,700	550

Real Estate Investment Trusts (REIT)—4.8%
Annaly Capital Management, Inc.	24,600	446
Hospitality Properties Trust	24,900	507

		953

Software—2.4%
Microsoft Corp.	18,600	482

Specialty Retail—2.4%
Limited Brands, Inc.	28,000	476

Textiles, Apparel & Luxury Goods—2.8%
V.F. Corp.	7,500	543

Total Common Stock (cost—$20,911)		19,537

PREFERRED STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (cost—$97) (a)(b)(d)	4,131	—	(c)

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.8%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $362; collateralized by U.S. Treasury Bills, 0.172% due 3/18/10, valued at $370 including accrued interest (cost—$362)	$362	$362

Total Investments (cost—$21,370)—100.8%		19,899

Liabilities in excess of other assets—(0.8)%		(154)

Net Assets—100.0%		$19,745

Notes to Schedule of Investments:

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Non-income producing.
(c)	Amount less than $500.
(d)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing model techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$3,402	—	$—	(a)	$3,402
All Other	16,135	—	—		16,135
Preferred Stock	—	—	—	(a)	—	(a)
Repurchase Agreement	—	$362	—		362

Total Investments in Securities	$19,537	$362	$—	(a)	$19,899

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Common Stock	$34	—	—	—	$(34)	—	$—	(a)
Preferred Stock	101	—	—	—	(101)	—	—	(a)

Total Investments in Securities	$135	—	—	—	$(135)	—	$—	(a)

(a)	Amount less than $500.

The net change in unrealized appreciation/depreciation of investments, which the Fund held at September 30, 2009 was $(135).

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Aerospace & Defense—4.3%
Boeing Co.	5,300,000	$286,995

Commercial Banks—2.3%
PNC Financial Services Group, Inc.	3,200,000	155,488

Commercial Services & Supplies—3.4%
RR Donnelley & Sons Co.	4,600,000	97,796
Waste Management, Inc.	4,400,000	131,208

		229,004

Communications Equipment—2.2%
Harris Corp.	4,000,000	150,400

Computers & Peripherals—2.0%
International Business Machines Corp.	1,129,800	135,135

Diversified Telecommunication Services—7.4%
AT&T, Inc.	4,776,100	129,002
CenturyTel, Inc.	3,425,000	115,080
Verizon Communications, Inc.	3,998,500	121,035
Windstream Corp.	13,500,000	136,755

		501,872

Electric Utilities—1.7%
Edison International	3,481,400	116,905

Energy Equipment & Services—4.3%
Diamond Offshore Drilling, Inc.	3,000,000	286,560

Food & Drug Retailing—1.8%
SUPERVALU, Inc.	8,000,000	120,480

Food Products—1.6%
Kraft Foods, Inc., Class A	4,209,800	110,592

Health Care Equipment & Supplies—3.7%
Becton Dickinson & Co.	1,776,900	123,939
Medtronic, Inc.	3,400,000	125,120

		249,059

Household Products—1.9%
Kimberly-Clark Corp.	2,200,000	129,756

Industrial Conglomerates—2.0%
3M Co.	1,818,000	134,168

Insurance—6.3%
MetLife, Inc.	3,839,000	146,151
The Allstate Corp.	4,781,600	146,412
The Travelers Cos., Inc.	2,736,800	134,733

		427,296

Leisure Equipment & Products—2.1%
Mattel, Inc.	7,700,000	142,142

Media—1.6%
McGraw-Hill Cos., Inc.	4,407,600	110,807

Multi-Utilities—1.6%
Ameren Corp.	4,300,000	108,704

Office Electronics—1.8%
Xerox Corp.	15,400,000	119,196

Oil, Gas & Consumable Fuels—16.3%
Chevron Corp.	2,000,000	140,860
ConocoPhillips	3,000,000	135,480
EnCana Corp.	2,970,000	171,102
Marathon Oil Corp.	5,000,000	159,500
Royal Dutch Shell PLC ADR, Class A	3,000,000	171,570
Total S.A. ADR	3,000,000	177,780
Valero Energy Corp.	7,500,000	145,425

		1,101,717

Pharmaceuticals—9.3%
GlaxoSmithKline PLC ADR	6,404,000	253,022
Johnson & Johnson	2,181,900	132,856
Pfizer, Inc.	14,615,500	241,887

		627,765

Real Estate Investment Trusts (REIT)—4.0%
Annaly Capital Management, Inc.	14,932,600	270,877

Road & Rail—1.9%
Norfolk Southern Corp.	3,000,000	129,330

Software—2.2%
Microsoft Corp.	5,682,000	147,107

Specialty Retail—2.0%
Home Depot, Inc.	5,000,000	133,200

Textiles, Apparel & Luxury Goods—2.2%
V.F. Corp.	2,000,000	144,860

Thrifts & Mortgage Finance—4.0%
Hudson City Bancorp, Inc.	10,600,000	139,390
New York Community Bancorp, Inc.	11,500,000	131,330

		270,720

Tobacco—5.2%
Altria Group, Inc.	12,215,000	217,549
Reynolds American, Inc.	3,000,000	133,560

		351,109

Total Common Stock (cost—$7,376,266)		6,691,244

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $43,408; collateralized by Fannie Mae, 2.00% due 3/2/11, valued at $43,840 including accrued interest and Freddie Mac, 4.75% due 1/18/11, valued at $441 including accrued interest (cost—$43,408)	$43,408	$43,408

Total Investments (cost—$7,419,674)—99.7%		6,734,652

Other assets less liabilities—0.3%		17,774

Net Assets—100.0%		$6,752,426

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$6,691,244	—	—	$6,691,244
Repurchase Agreement	—	$43,408	—	43,408

Total Investments in Securities	$6,691,244	$43,408	—	$6,734,652

Schedule of Investments

NFJ International Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.8%
Australia—4.2%
Amcor Ltd. ADR	1,335,600	$25,336
Australia & New Zealand Banking Group Ltd. ADR	1,411,700	30,253

		55,589

Belgium—3.0%
Delhaize Group S.A. ADR	575,000	39,905

Bermuda—4.7%
Axis Capital Holding Ltd.	750,000	22,635
RenaissanceRe Holdings Ltd.	700,000	38,332

		60,967

Brazil—10.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,350,000	51,205
Cia Paranaense de Energia ADR	2,125,000	37,464
Petroleo Brasileiro S.A. ADR	550,000	25,245
Tele Norte Leste Participacoes S.A. ADR	1,500,000	28,185

		142,099

Canada—11.9%
Agrium, Inc.	500,000	24,895
Canadian Pacific Railway Ltd.	600,000	28,050
Nexen, Inc.	1,200,000	27,084
Toronto-Dominion Bank	500,000	32,225
TransCanada Corp.	800,000	24,816
Yamana Gold, Inc.	1,700,000	18,207

		155,277

Chile—0.9%
Lan Airlines S.A. ADR	903,600	11,910

Colombia—2.8%
BanColombia S.A. ADR	850,000	36,491

Finland—1.2%
Nokia Oyj ADR	1,100,000	16,082

France—6.6%
AXA S.A. ADR	1,600,000	43,280
France Telecom S.A. ADR	1,600,000	43,072

		86,352

Germany—2.9%
SAP AG ADR	256,100	12,516
Siemens AG ADR	276,500	25,703

		38,219

Ireland—4.7%
Accenture PLC, Class A	272,700	10,163
Covidien PLC	600,000	25,956
CRH PLC ADR	940,000	26,076

		62,195

Israel—0.8%
Teva Pharmaceutical Industries Ltd. ADR	200,000	10,112

Japan—1.8%
Mitsui & Co., Ltd. ADR	92,000	23,961

Korea (Republic of)—4.0%
POSCO ADR	252,000	26,193
SK Telecom Co., Ltd. ADR	1,500,000	26,175

		52,368

Luxembourg—2.4%
Tenaris S.A. ADR	881,000	31,381

Mexico—2.7%
Coca-Cola Femsa SAB de CV ADR	734,200	35,315

Netherlands—3.1%
Royal Dutch Shell PLC ADR, Class A	700,000	40,033

Norway—2.9%
Statoil ASA ADR	1,700,000	38,318

South Africa—2.9%
Sasol Ltd. ADR	1,000,000	38,120

Spain—2.3%
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,660,000	29,614

Taiwan—0.8%
Siliconware Precision Industries Co. ADR	1,526,100	10,957

Turkey—1.0%
Turkcell Iletisim Hizmet AS ADR	720,700	12,879

United Kingdom—18.4%
AstraZeneca PLC ADR	700,000	31,465
British American Tobacco PLC ADR	327,600	20,721
Compass Group PLC ADR	3,814,400	23,573
Diageo PLC ADR	400,000	24,596
GlaxoSmithKline PLC ADR	870,000	34,374
HSBC Holdings PLC ADR	418,300	23,990
Marks & Spencer Group PLC ADR	1,011,900	11,687
Pearson PLC ADR	2,638,800	32,800
Unilever PLC ADR	900,000	25,812
United Utilities Group PLC ADR	800,000	11,684

		240,702

Total Common Stock (cost—$1,216,308)		1,268,846

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $38,192; collateralized by Fannie Mae, 2.00% due 3/2/11, valued at $31,221 including accrued interest and Freddie Mac, 2.125% due 3/16/11, valued at $7,737 including accrued interest (cost—$38,192)	$38,192	38,192

Total Investments (cost—$1,254,500)—99.7%		1,307,038

Other assets less liabilities—0.3%		3,562

Net Assets—100.0%		$1,310,600

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements-Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset's or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock
United Kingdom	$229,018	$11,684	—	$240,702
All Other	1,028,144	—	—	1,028,144
Repurchase Agreement	—	38,192	—	38,192

Total Investments in Securities	$1,257,162	$49,876	—	$1,307,038

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.8%
Aerospace & Defense—2.7%
Northrop Grumman Corp.	654,600	$33,876

Air Freight & Logistics—1.2%
FedEx Corp.	198,600	14,939

Auto Components—1.2%
Johnson Controls, Inc.	570,800	14,590

Automobiles—1.0%
Harley-Davidson, Inc.	550,600	12,664

Beverages—0.9%
Molson Coors Brewing Co., Class B	241,200	11,742

Capital Markets—2.7%
Bank of New York Mellon Corp.	340,000	9,857
Goldman Sachs Group, Inc.	72,000	13,273
Morgan Stanley	349,500	10,792

		33,922

Chemicals—1.1%
PPG Industries, Inc.	238,000	13,854

Commercial Banks—1.1%
PNC Financial Services Group, Inc.	272,200	13,226

Commercial Services & Supplies—1.8%
Waste Management, Inc.	732,800	21,852

Computers & Peripherals—3.1%
Hewlett-Packard Co.	310,800	14,673
International Business Machines Corp.	194,000	23,204

		37,877

Diversified Financial Services—2.3%
JPMorgan Chase & Co.	657,600	28,816

Diversified Telecommunication Services—6.1%
AT&T, Inc.	1,271,700	34,348
CenturyTel, Inc.	341,600	11,478
Verizon Communications, Inc.	996,700	30,170

		75,996

Electric Utilities—2.7%
Edison International	1,003,900	33,711

Electrical Equipment—1.0%
Emerson Electric Co.	310,400	12,441

Energy Equipment & Services—3.9%
Diamond Offshore Drilling, Inc.	366,200	34,979
Halliburton Co.	500,000	13,560

		48,539

Food & Drug Retailing—3.4%
CVS Caremark Corp.	606,800	21,687
Safeway, Inc.	1,053,100	20,767

		42,454

Health Care Equipment & Supplies—1.0%
Medtronic, Inc.	346,100	12,737

Health Care Providers & Services—1.6%
Cardinal Health, Inc.	735,200	19,703

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	207,000	11,814

Household Durables—1.0%
Fortune Brands, Inc.	275,200	11,828

Household Products—1.7%
Kimberly-Clark Corp.	365,400	21,551

Industrial Conglomerates—1.2%
3M Co.	206,200	15,218

Insurance—9.9%
Loews Corp.	345,300	11,826
Marsh & McLennan Cos., Inc.	511,400	12,647
MetLife, Inc.	687,100	26,158
Prudential Financial, Inc.	504,300	25,170
The Allstate Corp.	759,900	23,268
The Travelers Cos., Inc.	486,600	23,955

		123,024

Media—3.3%
CBS Corp., Class B	1,570,700	18,927
Time Warner, Inc.	766,133	22,049

		40,976

Metals & Mining—0.9%
Nucor Corp.	229,500	10,789

Multi-Utilities—0.9%
Dominion Resources, Inc.	335,000	11,558

Office Electronics—1.8%
Xerox Corp.	2,845,800	22,026

Oil, Gas & Consumable Fuels—15.1%
Apache Corp.	375,900	34,519
Chevron Corp.	605,600	42,652
ConocoPhillips	686,200	30,989
Marathon Oil Corp.	1,028,700	32,816
Valero Energy Corp.	1,186,500	23,006
XTO Energy, Inc.	574,500	23,738

		187,720

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—7.6%
Eli Lilly & Co.	924,000	$30,520
Johnson & Johnson	339,900	20,696
Merck & Co., Inc.	381,600	12,070
Pfizer, Inc.	1,877,400	31,071

		94,357

Real Estate Investment Trusts (REIT)—3.8%
Annaly Capital Management, Inc.	1,824,600	33,098
Simon Property Group, Inc.	212,672	14,766

		47,864

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.	167,300	13,356

Software—2.0%
Microsoft Corp.	975,600	25,258

Specialty Retail—2.0%
Gap, Inc.	623,200	13,336
Home Depot, Inc.	426,300	11,357

		24,693

Tobacco—1.8%
Altria Group, Inc.	1,232,400	21,949

Total Common Stock (cost—$1,236,222)		1,166,920

	Principal Amount (000s)
Repurchase Agreement—5.7%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $70,547; collateralized by Federal Farm Credit Bank, 1.24% due 9/9/11, valued at $3,405 including accrued interest and Federal Home Loan Bank, 3.75% due 9/9/11, valued at $68,554 including accrued interest (cost—$70,547)	$70,547	70,547

Total Investments (cost—$1,306,769)—99.5%		1,237,467

Other assets less liabilities—0.5%		5,779

Net Assets—100.0%		$1,243,246

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$1,166,920	—	—	$1,166,920
Repurchase Agreement	—	$70,547	—	70,547

Total Investments in Securities	$1,166,920	$70,547	—	$1,237,467

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.7%
Aerospace & Defense—2.2%
L-3 Communications Holdings, Inc.	2,500	$201

Automobiles—2.3%
Harley-Davidson, Inc.	9,400	216

Capital Markets—2.1%
Federated Investors, Inc., Class B	7,500	198

Commercial Services & Supplies—5.6%
Avery Dennison Corp.	6,600	237
RR Donnelley & Sons Co.	13,300	283

		520

Construction & Engineering—1.2%
Fluor Corp.	2,100	107

Containers & Packaging—2.2%
Sonoco Products Co.	7,300	201

Diversified Telecommunication Services—4.9%
CenturyTel, Inc.	7,000	235
Windstream Corp.	21,100	214

		449

Electric Utilities—2.4%
Edison International	6,500	218

Electronic Equipment & Instruments—2.6%
Jabil Circuit, Inc.	18,100	243

Energy Equipment & Services—2.4%
Tidewater, Inc.	4,700	222

Food & Drug Retailing—2.3%
SUPERVALU, Inc.	14,300	215

Food Products—2.1%
Corn Products International, Inc.	6,800	194

Gas Utilities—4.3%
AGL Resources, Inc.	5,700	201
Atmos Energy Corp.	7,100	200

		401

Health Care Providers & Services—2.8%
McKesson Corp.	4,300	256

Insurance—9.3%
Mercury General Corp.	5,400	195
Reinsurance Group of America, Inc.	5,100	228
RenaissanceRe Holdings Ltd.	3,800	208
Unum Group	10,700	229

		860

Leisure Equipment & Products—2.3%
Mattel, Inc.	11,300	209

Machinery—1.2%
Parker Hannifin Corp.	2,050	106

Metals & Mining—6.3%
Reliance Steel & Aluminum Co.	5,600	238
U.S. Steel Corp.	3,100	138
Yamana Gold, Inc.	19,600	210

		586

Multi-Utilities—4.9%
Nisource, Inc.	16,100	223
SCANA Corp.	6,500	227

		450

Office Electronics—2.2%
Xerox Corp.	26,200	203

Oil, Gas & Consumable Fuels—7.4%
Cimarex Energy Co.	5,400	234
Nexen, Inc.	10,200	230
Southern Union Co.	10,500	218

		682

Pharmaceuticals—2.4%
Biovail Corp.	14,500	224

Professional Services—1.3%
Manpower, Inc.	2,100	119

Real Estate Investment Trusts (REIT)—7.7%
Annaly Capital Management, Inc.	12,100	219
Duke Realty Corp.	19,300	232
Hospitality Properties Trust	12,700	259

		710

Road & Rail—2.5%
Ryder System, Inc.	6,000	234

Specialty Retail—5.1%
Limited Brands, Inc.	14,200	241
RadioShack Corp.	13,800	229

		470

Textiles, Apparel & Luxury Goods—2.4%
V.F. Corp.	3,100	225

Tobacco—2.3%
Reynolds American, Inc.	4,700	209

Total Common Stock (cost—$8,824)		8,928

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $207; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $212 including accrued interest (cost—$207)	$207	$207

Total Investments (cost—$9,031)—98.9%		9,135

Other assets less liabilities—1.1%		103

Net Assets—100.0%		$9,238

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$8,928	—	—	$8,928
Repurchase Agreement	—	$207	—	207

Total Investments in Securities	$8,928	$207	—	$9,135

Schedule of Investments

NFJ Renaissance Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%
Aerospace & Defense—3.0%
Goodrich Corp.	140,900	$7,656
L-3 Communications Holdings, Inc.	102,200	8,209
Rockwell Collins, Inc.	164,700	8,367

		24,232

Airlines—1.1%
Lan Airlines S.A. ADR	646,300	8,518

Beverages—3.1%
Brown-Forman Corp., Class B	162,400	7,831
Coca-Cola Enterprises, Inc.	392,700	8,408
Molson Coors Brewing Co., Class B	167,300	8,144

		24,383

Capital Markets—1.0%
Federated Investors, Inc., Class B	299,600	7,901

Chemicals—4.0%
Agrium, Inc.	157,800	7,857
FMC Corp.	145,900	8,207
Lubrizol Corp.	115,000	8,218
Terra Industries, Inc.	229,500	7,956

		32,238

Commercial Services & Supplies—3.0%
Cintas Corp.	264,700	8,023
Pitney Bowes, Inc.	326,200	8,106
Waste Management, Inc.	266,900	7,959

		24,088

Communications Equipment—1.0%
Harris Corp.	221,800	8,340

Construction & Engineering—2.0%
Fluor Corp.	137,000	6,966
KBR, Inc.	376,200	8,762

		15,728

Containers & Packaging—2.1%
Ball Corp.	171,700	8,448
Silgan Holdings, Inc.	159,000	8,384

		16,832

Distributors—1.0%
Genuine Parts, Co.	210,400	8,008

Diversified Telecommunication Services—1.2%
CenturyTel, Inc.	290,667	9,766

Electric Utilities—4.1%
American Electric Power Co., Inc.	280,000	8,677
DPL, Inc.	301,000	7,856
Edison International	245,600	8,248
Pepco Holdings, Inc.	549,000	8,169

		32,950

Energy Equipment & Services—2.8%
Diamond Offshore Drilling, Inc.	81,900	7,823
Noble Corp.	207,000	7,858
Tidewater, Inc.	149,500	7,040

		22,721

Food & Staples Retailing—1.7%
Safeway, Inc.	356,500	7,030
SUPERVALU, Inc.	450,700	6,788

		13,818

Food Products—5.3%
Campbell Soup Co.	259,700	8,471
ConAgra Foods, Inc.	388,600	8,425
JM Smucker Co.	149,500	7,925
McCormick & Co., Inc.	243,300	8,258
Sara Lee Corp.	831,900	9,267

		42,346

Gas Utilities—2.1%
Energen Corp.	186,400	8,034
Oneok, Inc.	228,200	8,357

		16,391

Health Care Equipment & Supplies—1.0%
Smith & Nephew PLC ADR	172,800	7,795

Health Care Providers & Services—5.1%
AmerisourceBergen Corp.	417,400	9,341
CIGNA Corp.	251,600	7,068
Fresenius Medical Care AG & Co KGaA ADR	174,900	8,700
McKesson Corp.	141,300	8,414
Omnicare, Inc.	324,200	7,301

		40,824

Health Care Technology—1.1%
IMS Health, Inc.	548,400	8,418

Hotels, Restaurants & Leisure—0.9%
Darden Restaurants, Inc.	219,400	7,488

Household Products—1.0%
Clorox Co.	140,300	8,252

Independent Power Producers & Energy Traders—1.0%
Constellation Energy Group, Inc.	247,700	8,018

Schedule of Investments

NFJ Renaissance Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Industrial Conglomerates—1.1%
Tyco International Ltd.	243,800	$8,406

Insurance—8.4%
AON Corp.	204,100	8,305
Axis Capital Holding Ltd.	273,400	8,251
HCC Insurance Holdings, Inc.	299,200	8,183
Loews Corp.	267,100	9,148
Reinsurance Group of America, Inc.	194,600	8,679
Torchmark Corp.	181,300	7,874
Unum Group	406,900	8,724
Willis Group Holdings Ltd.	269,300	7,600

		66,764

IT Services—2.0%
Broadridge Financial Solutions, Inc.	371,200	7,461
Total System Services, Inc.	522,500	8,418

		15,879

Leisure Equipment & Products—1.0%
Hasbro, Inc.	288,700	8,011

Machinery—1.3%
Flowserve Corp.	103,800	10,228

Media—2.8%
McGraw-Hill Cos., Inc.	236,600	5,948
Omnicom Group, Inc.	233,500	8,626
Pearson PLC ADR	654,500	8,135

		22,709

Metals & Mining—3.3%
Compass Minerals International, Inc.	138,700	8,547
Kinross Gold Corp.	408,500	8,864
Yamana Gold, Inc.	843,500	9,034

		26,445

Multi-Utilities—5.0%
Alliant Energy Corp.	285,100	7,940
Ameren Corp.	292,400	7,392
Centerpoint Energy, Inc.	717,100	8,913
CMS Energy Corp.	615,800	8,252
Sempra Energy	157,500	7,845

		40,342

Oil, Gas & Consumable Fuels—10.1%
El Paso Corp.	734,200	7,577
Enbridge Energy Partners L.P.	188,900	8,512
Energy Transfer Partners L.P.	174,500	7,425
Enterprise Products Partners L.P.	293,000	8,298
Linn Energy LLC, UNIT	373,300	8,552
Murphy Oil Corp.	130,900	7,536
Nexen, Inc.	357,500	8,069
ONEOK Partners L.P.	164,300	8,693
Plains All American Pipeline L.P.	172,500	7,985
Valero Energy Corp.	399,500	7,746

		80,393

Real Estate Investment Trusts (REIT)—3.8%
Chimera Investment Corp.	1,963,900	7,502
HCP, Inc.	273,400	7,858
Liberty Property Trust	236,700	7,700
Plum Creek Timber Co., Inc.	237,700	7,283

		30,343

Road & Rail—2.2%
Canadian Pacific Railway Ltd.	177,500	8,298
CSX Corp.	214,900	8,996

		17,294

Software—1.0%
CA, Inc.	345,400	7,595

Specialized Consumer Services—2.1%
H&R Block, Inc.	476,100	8,751
Weight Watchers International, Inc.	288,700	7,922

		16,673

Specialty Retail—1.1%
TJX Cos., Inc.	226,000	8,396

Textiles, Apparel & Luxury Goods—1.0%
V.F. Corp.	112,100	8,119

Thrifts & Mortgage Finance—1.0%
New York Community Bancorp, Inc.	698,600	7,978

Tobacco—2.0%
Lorillard, Inc.	113,900	8,463
Reynolds American, Inc.	176,200	7,844

		16,307

Water Utilities—1.0%
American Water Works Co., Inc.	416,900	8,313

Total Common Stock (cost—$709,777)		789,250

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $12,018; collateralized by Fannie Mae, 1.375% due 6/15/11, valued at $12,261 including accrued interest (cost—$12,018)	$12,018	12,018

Schedule of Investments

NFJ Renaissance Fund

September 30, 2009 (unaudited)

Value* (000s)
Total Investments (cost—$721,795)—100.3%	$801,268

Liabilities in excess of other assets—(0.3)%	(2,793)

Net Assets—100.0%	$798,475

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$789,250	—	—	$789,250
Repurchase Agreement	—	$12,018	—	12,018

Total Investments in Securities	$789,250	$12,018	—	$801,268

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—90.7%
Aerospace & Defense—1.6%
Curtiss-Wright Corp.	1,730,300	$59,055
Triumph Group, Inc.	820,800	39,390

		98,445

Airlines—0.6%
Skywest, Inc.	2,069,800	34,317

Beverages—0.4%
Embotelladora Andina S.A. ADR	1,527,600	27,436

Building Products—0.9%
Lennox International, Inc.	1,604,500	57,955

Capital Markets—1.7%
Federated Investors, Inc., Class B	2,401,300	63,322
Raymond James Financial, Inc.	1,730,000	40,275

		103,597

Chemicals—6.5%
Innophos Holdings, Inc.	907,800	16,794
International Flavors & Fragrances, Inc.	1,682,500	63,817
Lubrizol Corp.	1,212,200	86,624
Methanex Corp.	1,923,200	33,291
RPM International, Inc.	3,676,600	67,980
Sensient Technologies Corp.	2,154,700	59,836
Terra Industries, Inc.	2,033,400	70,498

		398,840

Commercial Banks—2.1%
Bank of Hawaii Corp.	1,508,900	62,680
Cullen/Frost Bankers, Inc.	1,224,300	63,223

		125,903

Commercial Services & Supplies—1.1%
American Ecology Corp.	467,400	8,741
Brink’s Co.	1,980,600	53,298
Ennis, Inc.	273,300	4,408

		66,447

Computers & Peripherals—1.1%
Diebold, Inc.	2,042,800	67,269

Construction & Engineering—2.0%
Granite Construction, Inc.	1,652,300	51,122
KBR, Inc.	3,063,700	71,354

		122,476

Consumer Finance—0.9%
Advance America Cash Advance Centers, Inc.	2,230,900	12,493
Cash America International, Inc.	1,362,300	41,087

		53,580

Containers & Packaging—2.0%
Bemis Co., Inc.	2,308,600	59,816
Sonoco Products Co.	2,319,300	63,873

		123,689

Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,226,600	24,986

Electric Utilities—2.0%
Cleco Corp.	2,443,500	61,283
Westar Energy, Inc.	3,039,000	59,291

		120,574

Electrical Equipment—1.6%
Acuity Brands, Inc.	1,784,000	57,463
Belden, Inc.	1,881,400	43,460

		100,923

Electronic Equipment & Instruments—1.3%
Jabil Circuit, Inc.	4,773,700	64,015
MTS Systems Corp.	540,200	15,779
Park Electrochemical Corp.	105,300	2,596

		82,390

Energy Equipment & Services—1.0%
Tidewater, Inc.	1,302,200	61,321

Food & Staples Retailing—2.1%
Casey’s General Stores, Inc.	2,088,000	65,521
Ruddick Corp.	2,103,900	56,006
Weis Markets, Inc.	249,200	7,962

		129,489

Food Products—3.6%
Cal-Maine Foods, Inc.	1,162,200	31,112
Corn Products International, Inc.	2,206,300	62,924
Del Monte Foods Co.	6,324,600	73,239
JM Smucker Co.	998,700	52,941

		220,216

Gas Utilities—7.3%
AGL Resources, Inc.	1,768,400	62,371
Amerigas Partners L.P.	296,400	10,682
Atmos Energy Corp.	2,174,000	61,263
Energen Corp.	1,469,000	63,314
National Fuel Gas Co.	1,569,700	71,908
Southwest Gas Corp.	1,379,000	35,275
Suburban Propane Partners L.P.	703,600	29,425
UGI Corp.	2,300,200	57,643
WGL Holdings, Inc.	1,724,700	57,157

		449,038

Health Care Equipment & Supplies—4.7%
Cooper Cos., Inc. (a)	2,262,800	67,273
Hill-Rom Holdings, Inc.	1,056,600	23,013
Invacare Corp.	1,413,000	31,481

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
STERIS Corp.	1,566,900	$47,712
Teleflex, Inc.	1,292,500	62,441
West Pharmaceutical Services, Inc.	1,381,700	56,111

		288,031

Health Care Providers & Services—1.1%
Owens & Minor, Inc.	1,504,600	68,083

Hotels, Restaurants & Leisure—0.8%
Dover Downs Gaming & Entertainment, Inc.	660,600	3,765
International Speedway Corp., Class A (a)	1,676,700	46,227

		49,992

Household Products—0.1%
WD-40 Co.	211,500	6,007

Industrial Conglomerates—0.1%
Tomkins PLC ADR	447,300	5,363

Insurance—3.3%
American Equity Investment Life Holding Co.	1,613,300	11,325
American Financial Group, Inc.	2,798,000	71,349
American Physicians Capital, Inc.	496,933	14,317
Delphi Financial Group, Inc., Class A (a)	2,266,000	51,279
Infinity Property & Casualty Corp.	370,500	15,739
RLI Corp.	722,200	38,118

		202,127

Internet & Catalog Retail—0.2%
NutriSystem, Inc.	694,300	10,595

Leisure Equipment & Products—0.2%
Sturm Ruger & Co., Inc. (a)	1,145,600	14,824

Life Sciences Tools & Services—1.0%
PerkinElmer, Inc.	3,288,772	63,276

Machinery—5.4%
Barnes Group, Inc.	2,231,500	38,137
Bucyrus International, Inc.	1,970,300	70,182
Crane Co.	2,091,600	53,984
Harsco Corp.	1,998,000	70,749
Trinity Industries, Inc.	1,675,500	28,802
Valmont Industries, Inc.	779,600	66,406

		328,260

Metals & Mining—5.6%
AMCOL International Corp.	891,900	20,416
Commercial Metals Co.	4,272,100	76,470
Compass Minerals International, Inc.	1,333,200	82,152
Iamgold Corp.	5,940,300	83,996
Royal Gold, Inc.	1,829,100	83,407

		346,441

Multi-Utilities—2.5%
Avista Corp.	1,643,300	33,227
OGE Energy Corp.	2,039,500	67,467
Vectren Corp.	2,220,100	51,151

		151,845

Oil, Gas & Consumable Fuels—11.5%
Alliance Resource Partners L.P.	319,200	11,574
Berry Petroleum Co., Class A	1,810,700	48,490
Buckeye Partners L.P.	989,700	47,911
Cimarex Energy Co.	1,853,900	80,311
El Paso Pipeline Partners L.P.	986,600	20,452
Frontier Oil Corp.	4,441,800	61,830
Holly Corp.	2,477,600	63,476
Linn Energy LLC, UNIT	3,057,600	70,050
Magellan Midstream Partners L.P.	1,575,900	59,254
NuStar Energy L.P.	938,600	48,657
Southern Union Co.	2,993,300	62,231
Sunoco Logistics Partners L.P.	352,600	20,892
TC Pipelines L.P.	318,400	12,131
Tsakos Energy Navigation Ltd.	1,133,200	17,735
Williams Partners L.P.	741,100	17,260
World Fuel Services Corp.	1,290,500	62,034

		704,288

Real Estate Investment Trusts (REIT)—5.7%
Chimera Investment Corp.	16,403,500	62,661
Equity One, Inc.	2,010,800	31,509
Franklin Street Properties Corp.	3,113,100	40,782
Healthcare Realty Trust, Inc.	2,413,100	50,989
HRPT Properties Trust	4,717,000	35,472
Nationwide Health Properties, Inc.	1,995,000	61,825
PS Business Parks, Inc.	663,900	34,071
Sovran Self Storage, Inc.	951,000	28,939

		346,248

Semiconductors & Semiconductor Equipment—0.1%
Himax Technologies, Inc. ADR	2,103,100	7,003

Specialty Retail—2.8%
Aaron’s Inc.	2,374,600	62,690
Buckle, Inc.	2,235,800	76,330
RadioShack Corp.	1,989,100	32,959

		171,979

Textiles, Apparel & Luxury Goods—2.3%
Phillips-Van Heusen Corp.	1,872,500	80,124
Wolverine World Wide, Inc.	2,371,900	58,918

		139,042

Tobacco—1.3%
Universal Corp. (a)	1,309,500	54,763

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Vector Group Ltd.	1,421,805	$22,152

		76,915

Trading Companies & Distributors—0.6%
Applied Industrial Tech, Inc.	1,702,100	36,017

Water Utilities—1.0%
American Water Works Co., Inc.	3,126,300	62,338

Wireless Telecommunication Services—0.2%
Partner Communications Co., Ltd. ADR	499,700	9,404

Total Common Stock (cost—$4,862,039)		5,556,969

EXCHANGE-TRADED FUNDS—1.0%
Central Fund of Canada Ltd., Class A (cost—$53,403)	4,451,300	58,980

	Principal Amount (000s)
Repurchase Agreement—8.1%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $495,536; collateralized by Fannie Mae, 1.375% - 5.125% due 3/23/11 - 6/15/11, valued at $411,432 including accrued interest; Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $1,528 including accrued interest; and Federal Home Loan Bank, 2.125% due 3/16/11, valued at $92,491 including accrued interest (cost—$495,536)	$495,536	495,536

Total Investments (cost—$5,410,978)—99.8%		6,111,485

Other assets less liabilities—0.2%		15,131

Net Assets—100.0%		$6,126,616

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$5,556,969	—	—	$5,556,969
Exchange Traded Funds	58,980	—	—	58,980
Repurchase Agreement	—	$495,536	—	495,536

Total Investments in Securities	$5,615,949	$495,536	—	$6,111,485

Schedule of Investments

OCC Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%
Aerospace & Defense—4.0%
Lockheed Martin Corp.	158,900	$12,407
United Technologies Corp.	137,300	8,366

		20,773

Beverages—2.2%
PepsiCo, Inc.	194,590	11,415

Biotechnology—5.3%
Celgene Corp. (a)	198,640	11,104
Gilead Sciences, Inc. (a)	361,840	16,854

		27,958

Capital Markets—3.6%
BlackRock, Inc.	51,100	11,080
Morgan Stanley	260,500	8,044

		19,124

Chemicals—1.5%
Monsanto Co.	100,730	7,796

Communications Equipment—5.9%
Juniper Networks, Inc. (a)	245,200	6,625
QUALCOMM, Inc.	495,860	22,304
Research In Motion Ltd. (a)	31,300	2,114

		31,043

Computers & Peripherals—7.3%
Apple, Inc. (a)	120,380	22,315
Dell, Inc. (a)	368,600	5,625
EMC Corp. (a)	616,800	10,510

		38,450

Diversified Financial Services—2.4%
Bank of America Corp.	756,200	12,795

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	75,900	4,285

Food Products—1.2%
Kraft Foods, Inc., Class A	248,800	6,536

Health Care Equipment & Supplies—2.5%
St. Jude Medical, Inc. (a)	335,700	13,096

Health Care Providers & Services—2.1%
Express Scripts, Inc. (a)	139,500	10,822

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	112,400	6,415

Household Products—2.0%
Clorox Co.	177,110	10,418

Industrial Conglomerates—2.0%
3M Co.	106,000	7,823
Tyco International Ltd.	79,745	2,749

		10,572

Insurance—2.0%
Aflac, Inc.	148,900	6,364
Prudential Financial, Inc.	77,837	3,885

		10,249

Internet Software & Services—2.5%
Google, Inc., Class A (a)	26,650	13,214

IT Services—1.0%
MasterCard, Inc., Class A	25,500	5,155

Machinery—1.0%
Ingersoll-Rand PLC	171,200	5,251

Metals & Mining—2.2%
Cliffs Natural Resources, Inc.	201,600	6,524
Rio Tinto PLC ADR	29,000	4,938

		11,462

Multiline Retail—1.1%
Kohl’s Corp. (a)	100,200	5,716

Oil, Gas & Consumable Fuels—8.2%
EOG Resources, Inc.	128,770	10,754
PetroHawk Energy Corp. (a)	333,430	8,072
Ultra Petroleum Corp. (a)	238,300	11,667
XTO Energy, Inc.	308,040	12,728

		43,221

Pharmaceuticals—9.8%
Abbott Laboratories	438,900	21,712
Merck & Co., Inc.	456,200	14,430
Teva Pharmaceutical Industries Ltd. ADR	299,300	15,133

		51,275

Road & Rail—2.2%
Union Pacific Corp.	199,610	11,647

Semiconductors & Semiconductor Equipment—10.8%
Applied Materials, Inc.	1,007,634	13,502
Broadcom Corp., Class A (a)	204,300	6,270
Intel Corp.	1,009,120	19,749
Texas Instruments, Inc.	718,000	17,009

		56,530

Software—7.1%
Microsoft Corp.	834,400	21,603
Oracle Corp.	757,160	15,779

		37,382

Schedule of Investments

OCC Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Specialty Retail—4.3%
Gap, Inc.	366,800	$7,844
Staples, Inc.	361,500	8,394
TJX Cos., Inc.	170,510	6,335

		22,573

Tobacco—1.5%
Lorillard, Inc.	103,200	7,668

Total Common Stock (cost—$440,420)		512,841

	Principal Amount (000s)
Repurchase Agreement—2.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $11,449; collateralized by Fannie Mae, 1.375% due 6/15/11, valued at $11,679 including accrued interest (cost—$11,449)	$11,449	11,449

Total Investments (cost—$451,869)—99.9%		524,290

Other assets less liabilities—0.1%		412

Net Assets—100.0%		$524,702

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$512,841	—	—	$512,841
Repurchase Agreement	—	$11,449	—	11,449

Total Investments in Securities	$512,841	$11,449	—	$524,290

Schedule of Investments

OCC Opportunity Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Aerospace & Defense—4.7%
AerCap Holdings NV (a)	585,492	$5,311
Aerovironment, Inc. (a)	86,297	2,424
Stanley, Inc. (a)	68,400	1,759
TransDigm Group, Inc. (a)	40,658	2,025

		11,519

Air Freight & Logistics—1.1%
Atlas Air Worldwide Holdings, Inc. (a)	86,592	2,768

Airlines—2.5%
Airtran Holdings, Inc. (a)	600,117	3,751
Copa Holdings S.A., Class A	51,350	2,284

		6,035

Auto Components—1.0%
Federal Mogul Corp. (a)	195,333	2,358

Biotechnology—7.6%
AMAG Pharmaceuticals, Inc. (a)	114,477	5,000
BioMarin Pharmaceutical, Inc. (a)	402,900	7,285
Cubist Pharmaceuticals, Inc. (a)	105,267	2,127
Isis Pharmaceuticals, Inc. (a)	141,275	2,058
United Therapeutics Corp. (a)	41,728	2,044

		18,514

Capital Markets—2.2%
GLG Partners, Inc.	560,513	2,259
Greenhill & Co., Inc.	34,375	3,079

		5,338

Commercial Services & Supplies—2.9%
EnerNOC, Inc. (a)	61,325	2,034
Innerworkings, Inc. (a)	423,411	2,091
VistaPrint NV (a)	60,078	3,049

		7,174

Diversified Consumer Services—2.7%
American Public Education, Inc. (a)	191,800	6,663

Diversified Telecommunication Services—0.7%
Neutral Tandem, Inc. (a)	79,775	1,816

Electronic Equipment, Instruments & Components—1.2%
DTS, Inc. (a)	108,860	2,980

Food Products—1.8%
Smart Balance, Inc. (a)	711,410	4,368

Health Care Equipment & Supplies—4.5%
Masimo Corp. (a)	164,725	4,316
NuVasive, Inc. (a)	94,130	3,931
Thoratec Corp. (a)	93,865	2,841

		11,088

Health Care Providers & Services—2.5%
Amedisys, Inc. (a)	68,625	2,994
IPC The Hospitalist Co., Inc. (a)	96,775	3,044

		6,038

Health Care Technology—3.2%
athenahealth, Inc. (a)	54,139	2,078
Phase Forward, Inc. (a)	211,550	2,970
Quality Systems, Inc.	44,050	2,712

		7,760

Hotels, Restaurants & Leisure—7.5%
BJ’s Restaurants, Inc. (a)	71,795	1,076
Buffalo Wild Wings, Inc. (a)	55,165	2,295
Life Time Fitness, Inc. (a)	140,357	3,937
Orient-Express Hotels Ltd., Class A	405,246	4,664
Pinnacle Entertainment, Inc. (a)	436,557	4,449
Texas Roadhouse, Inc., Class A (a)	168,050	1,785

		18,206

Household Durables—0.3%
Tempur-Pedic International, Inc. (a)	38,854	736

Internet Software & Services—0.9%
Switch & Data Facilities Co., Inc. (a)	163,082	2,219

IT Services—1.5%
Sapient Corp. (a)	440,541	3,542

Machinery—2.2%
Terex Corp. (a)	147,625	3,060
Titan International, Inc.	260,559	2,319

		5,379

Metals & Mining—0.9%
Walter Energy, Inc.	36,350	2,183

Oil, Gas & Consumable Fuels—10.6%
Carrizo Oil & Gas, Inc. (a)	129,323	3,167
Comstock Resources, Inc. (a)	65,775	2,636
PetroHawk Energy Corp. (a)	316,617	7,666
Petroquest Energy, Inc. (a)	573,821	3,724
Quicksilver Resources, Inc. (a)	563,858	8,001
SandRidge Energy, Inc. (a)	57,318	743

		25,937

Pharmaceuticals—3.9%
Cardiome Pharma Corp. (a)	802,624	3,475
Durect Corp. (a)	1,022,819	2,731
POZEN, Inc. (a)	441,630	3,251

		9,457

Professional Services—3.2%
FTI Consulting, Inc. (a)	134,675	5,739
Monster Worldwide, Inc. (a)	124,625	2,178

		7,917

Schedule of Investments

OCC Opportunity Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Real Estate Investment Trusts (REIT)—0.8%
Redwood Trust, Inc.	118,825	$1,842

Road & Rail—2.4%
Celadon Group, Inc. (a)	218,465	2,471
Genesee & Wyoming, Inc., Class A (a)	60,750	1,842
Vitran Corp., Inc. (a)	165,864	1,496

		5,809

Semiconductors & Semiconductor Equipment—8.6%
Advanced Energy Industries, Inc. (a)	93,237	1,328
Atheros Communications, Inc. (a)	91,031	2,415
FormFactor, Inc. (a)	162,630	3,890
Netlogic Microsystems, Inc. (a)	68,857	3,098
Teradyne, Inc. (a)	772,881	7,149
Verigy Ltd. (a)	279,233	3,245

		21,125

Software—7.9%
Ariba, Inc. (a)	311,744	3,616
BluePhoenix Solutions Ltd. (a)	361,170	1,369
Concur Technologies, Inc. (a)	45,697	1,817
NetSuite, Inc. (a)	125,975	1,927
Rosetta Stone, Inc. (a)	162,522	3,732
Taleo Corp., Class A (a)	86,329	1,954
Ultimate Software Group, Inc. (a)	81,240	2,333
Websense, Inc. (a)	152,300	2,559

		19,307

Specialty Retail—1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	152,524	2,518

Textiles, Apparel & Luxury Goods—3.0%
Iconix Brand Group, Inc. (a)	208,725	2,603
Lululemon Athletica, Inc. (a)	106,431	2,421
Under Armour, Inc., Class A (a)	82,400	2,293

		7,317

Thrifts & Mortgage Finance—1.9%
MGIC Investment Corp. (a)	631,975	4,683

Trading Companies & Distributors—0.9%
Titan Machinery, Inc. (a)	166,351	2,083

Transportation Infrastructure—3.0%
Aegean Marine Petroleum Network, Inc.	323,584	7,281

Total Common Stock (cost—$205,926)		241,960

	Principal Amount (000s)
Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $2,571; collateralized by Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $2,624 including accrued interest (cost—$2,571)	$2,571	2,571

Total Investments (cost—$208,497)—100.2%		244,531

Liabilities in excess of other assets—(0.2)%		(425)

Net Assets—100.0%		$244,106

Notes to Schedule of Investments

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$241,960	—	—	$241,960
Repurchase Agreement	—	$2,571	—	2,571

Total Investments in Securities	$241,960	$2,571	—	$244,531

Schedule of Investments

OCC Target Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Aerospace & Defense—4.3%
AerCap Holdings NV (a)	700,000	$6,349
Precision Castparts Corp.	55,000	5,603
Rockwell Collins, Inc.	50,000	2,540

		14,492

Auto Components—1.0%
Goodyear Tire & Rubber Co. (a)	200,000	3,406

Beverages—2.6%
Coca-Cola Enterprises, Inc.	200,000	4,282
Molson Coors Brewing Co., Class B	90,000	4,381

		8,663

Biotechnology—5.1%
BioMarin Pharmaceutical, Inc. (a)	295,000	5,334
Celgene Corp. (a)	95,000	5,310
Myriad Genetics, Inc. (a)	124,000	3,398
United Therapeutics Corp. (a)	64,000	3,135

		17,177

Capital Markets—2.9%
BlackRock, Inc.	15,000	3,252
Morgan Stanley	125,000	3,860
T. Rowe Price Group, Inc.	60,000	2,742

		9,854

Chemicals—1.5%
Ashland, Inc.	115,000	4,971

Commercial Banks—1.3%
CapitalSource, Inc.	1,000,000	4,340

Commercial Services & Supplies—3.3%
Corrections Corp. of America (a)	300,000	6,795
VistaPrint NV (a)	85,000	4,314

		11,109

Communications Equipment—6.3%
Brocade Communications Systems, Inc. (a)	425,000	3,341
Ciena Corp. (a)	250,000	4,070
F5 Networks, Inc. (a)	100,000	3,963
Juniper Networks, Inc. (a)	175,000	4,728
Research In Motion Ltd. (a)	75,000	5,066

		21,168

Computers & Peripherals—1.7%
NetApp, Inc. (a)	150,000	4,002
QLogic Corp. (a)	100,000	1,720

		5,722

Construction & Engineering—1.0%
KBR, Inc.	150,000	3,494

Containers & Packaging—1.6%
Owens-Illinois, Inc. (a)	150,000	5,535

Diversified Consumer Services—0.8%
Apollo Group, Inc., Class A (a)	35,000	2,579

Health Care Equipment & Supplies—1.3%
St. Jude Medical, Inc. (a)	115,000	4,486

Health Care Providers & Services—4.8%
CIGNA Corp.	140,000	3,933
Express Scripts, Inc. (a)	71,000	5,508
Laboratory Corp. of America Holdings (a)	60,000	3,942
Psychiatric Solutions, Inc. (a)	110,000	2,943

		16,326

Health Care Technology—0.9%
MedAssets, Inc. (a)	140,820	3,178

Hotels, Restaurants & Leisure—2.9%
Gaylord Entertainment Co. (a)	100,000	2,010
Las Vegas Sands Corp. (a)	250,000	4,210
Orient-Express Hotels Ltd., Class A	300,000	3,453

		9,673

Industrial Conglomerates—1.7%
Textron, Inc.	300,000	5,694

Insurance—1.6%
Aflac, Inc.	125,000	5,342

Internet & Catalog Retail—1.1%
Priceline.com, Inc. (a)	23,000	3,814

IT Services—3.0%
Cognizant Technology Solutions Corp., Class A (a)	210,000	8,119
Fiserv, Inc. (a)	45,000	2,169

		10,288

Life Sciences Tools & Services—1.2%
Life Technologies Corp. (a)	84,981	3,956

Machinery—3.4%
Flowserve Corp.	65,000	6,405
Joy Global, Inc.	100,000	4,894

		11,299

Media—3.5%
Discovery Communications, Inc., Class A (a)	125,000	3,611
Omnicom Group, Inc.	85,000	3,140

Schedule of Investments

OCC Target Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Viacom, Inc., Class B (a)	175,000	$4,907

		11,658

Metals & Mining—1.5%
U.S. Steel Corp.	65,000	2,884
Walter Energy, Inc.	35,000	2,102

		4,986

Multiline Retail—2.2%
Dollar Tree, Inc. (a)	80,000	3,894
Kohl’s Corp. (a)	60,000	3,423

		7,317

Oil, Gas & Consumable Fuels—10.5%
EXCO Resources, Inc. (a)	200,000	3,738
PetroHawk Energy Corp. (a)	470,000	11,378
Plains Exploration & Production Co. (a)	100,000	2,766
Quicksilver Resources, Inc. (a)	713,871	10,130
Swift Energy Co. (a)	200,000	4,736
XTO Energy, Inc.	62,000	2,562

		35,310

Personal Products—0.6%
Avon Products, Inc.	55,000	1,868

Professional Services—1.4%
FTI Consulting, Inc. (a)	110,000	4,687

Real Estate Investment Trusts (REIT)—1.1%
Annaly Capital Management, Inc.	200,000	3,628

Road & Rail—2.2%
J.B. Hunt Transport Services, Inc.	75,000	2,410
Kansas City Southern (a)	184,000	4,874

		7,284

Semiconductors & Semiconductor Equipment—7.8%
Broadcom Corp., Class A (a)	150,000	4,603
KLA-Tencor Corp.	150,000	5,379
Lam Research Corp. (a)	200,000	6,832
Microchip Technology, Inc.	125,000	3,312
ON Semi-conductor Corp. (a)	750,000	6,188

		26,314

Software—1.8%
Check Point Software Technologies (a)	76,500	2,169
Citrix Systems, Inc. (a)	100,000	3,923

		6,092

Specialty Retail—3.7%
O’Reilly Automotive, Inc. (a)	65,000	2,349
Tiffany & Co.	75,000	2,890
TJX Cos., Inc.	115,000	4,272
Urban Outfitters, Inc. (a)	100,000	3,017

		12,528

Textiles, Apparel & Luxury Goods—1.1%
V.F. Corp.	50,000	3,622

Thrifts & Mortgage Finance—1.3%
MGIC Investment Corp. (a)	600,000	4,446

Tobacco—1.2%
Lorillard, Inc.	55,000	4,087

Transportation Infrastructure—1.3%
Aegean Marine Petroleum Network, Inc.	200,000	4,500

Wireless Telecommunication Services—2.2%
American Tower Corp., Class A (a)	200,000	7,280

Total Investments (cost—$260,705)—98.7%		332,173

Other assets less liabilities—1.3%		4,480

Net Assets—100.0%		$336,653

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$332,173	—	—	$332,173

Schedule of Investments

RCM Global Resources Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%
Australia—2.0%
BHP Billiton Ltd.	22,800	$752

Brazil—4.7%
Petroleo Brasileiro S.A. ADR	17,060	783
Vale S.A. ADR	43,620	1,009

		1,792

Canada—13.4%
Barrick Gold Corp.	23,100	875
Canadian Natural Resources Ltd.	15,040	1,016
EnCana Corp.	6,270	361
Goldcorp, Inc.	21,795	880
Suncor Energy, Inc.	35,008	1,223
Teck Cominco Ltd., Class B (b)	27,005	744

		5,099

Denmark—1.2%
Vestas Wind Systems A/S (b)	6,305	460

Luxembourg—1.9%
ArcelorMittal	19,600	731

Spain—1.1%
Gamesa Corp. Tecnologica S.A.	18,130	408

Switzerland—2.1%
Noble Corp.	21,350	810

United Kingdom—8.4%
Anglo American PLC (b)	21,755	694
BG Group PLC	34,625	604
Rio Tinto PLC	21,110	897
Xstrata PLC (b)	68,300	1,007

		3,202

United States—62.8%
Air Products & Chemicals, Inc.	6,450	500
Alpha Natural Resources, Inc. (b)	17,400	611
Anadarko Petroleum Corp.	19,200	1,204
Cameron International Corp. (b)	20,380	771
Carrizo Oil & Gas, Inc. (b)	43,245	1,059
Cliffs Natural Resources, Inc.	33,765	1,093
Concho Resources, Inc. (b)	12,740	463
Consol Energy, Inc.	10,510	474
Core Laboratories NV	5,820	600
Devon Energy Corp.	13,205	889
EOG Resources, Inc.	9,850	823
Freeport-McMoRan Copper & Gold, Inc.	12,310	845
Halliburton Co.	13,800	374
National-Oilwell Varco, Inc. (b)	17,275	745
Newfield Exploration Co. (b)	12,690	540
Newmont Mining Corp.	16,900	744
Noble Energy, Inc.	7,835	517
Nucor Corp.	18,060	849
Occidental Petroleum Corp.	5,745	450
Peabody Energy Corp.	13,740	511
PetroHawk Energy Corp. (b)	51,700	1,252
SandRidge Energy, Inc. (b)	76,800	995
Schlumberger Ltd.	21,070	1,256
Southwestern Energy Co. (b)	41,895	1,788
Steel Dynamics, Inc.	63,860	980
U.S. Steel Corp.	24,635	1,093
Weatherford International Ltd. (b)	58,385	1,210
XTO Energy, Inc.	30,980	1,280

		23,916

Total Common Stock (cost—$29,456)		37,170

	Principal Amount (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $745; collateralized by Federal Farm Credit Bank, 1.24% due 9/9/11, valued at $760 including accrued interest (cost—$745)	$745	745

Total Investments (cost—$30,201) (a)—99.5%		37,915

Other assets less liabilities—0.5%		188

Net Assets—100.0%		$38,103

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $5,553, representing 14.6% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Australia	—	$752	—	$752
Denmark	—	460	—	460
Luxembourg	—	731	—	731
Spain	—	408	—	408
United Kingdom	—	3,202	—	3,202
All Other	$31,617	—	—	31,617
Repurchase Agreement	—	745	—	745

Total Investments in Securities	$31,617	$6,298	—	$37,915

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.1%
Australia—0.6%
Atlas Iron, Ltd. (b)	323,793	$460

Austria—2.3%
Andritz AG	14,115	707
Conwert Immobilien Invest SE (b)	46,780	644
Intercell AG (b)	13,276	565

		1,916

Bermuda—2.0%
Aquarius Platinum Ltd. (b)	125,590	557
Lazard Ltd., Class A	27,855	1,151
Peace Mark Holdings Ltd. (b)(d)	932,000	—	(c)

		1,708

Brazil—0.5%
Gafisa S.A.	29,610	446

British Virgin Islands—0.5%
Yucheng Technologies Ltd. (b)	54,085	388

Canada—0.7%
MDC Partners, Inc., Class A (b)	74,175	552

Cayman Islands—2.7%
Daphne International Holdings Ltd.	1,368,000	987
Perfect World Co., Ltd. ADR, Class B (b)	14,415	693
Xinyi Glass Holdings Co., Ltd.	752,000	528

		2,208

China—1.0%
China Dongxiang Group Co.	1,284,000	849

Denmark—0.7%
SimCorp A/S	2,999	618

Finland—1.3%
Nokian Renkaat Oyj	31,845	744
Talvivaara Mining Co. PLC (b)	50,015	304

		1,048

France—0.8%
Saft Groupe S.A.	11,595	647

Germany—1.9%
BayWa AG	13,675	500
Kloeckner & Co SE (b)	16,506	377
Rheinmetall AG	12,385	730

		1,607

Ireland—0.5%
Irish Life & Permanent PLC	50,165	421

Italy—0.7%
Ansaldo STS SpA	29,810	611

Japan—8.0%
Accordia Golf Co., Ltd.	429	405
JFE Shoji Holdings, Inc.	163,700	596
Kakaku.com, Inc.	151	554
Kuraray Co., Ltd.	44,455	484
Nichi-iko Pharmaceutical Co., Ltd.	14,960	482
Nitori Co., Ltd.	6,940	591
Otsuka Kagu Ltd.	40,900	433
Shin-Etsu Polymer Co., Ltd.	61,400	438
SHO-BOND Holdings Co., Ltd.	17,800	348
Torishima Pump Manufacturing Co., Ltd.	39,150	638
Toyo Tire & Rubber Co. Ltd. (b)	191,000	459
Unicharm Petcare Corp.	18,830	701
Yokogawa Electric Corp.	61,800	546

		6,675

Korea (Republic of)—0.7%
Woongjin Thinkbig Co., Ltd.	29,420	572

Luxembourg—0.8%
Acergy S.A.	50,185	634

Malaysia—0.7%
Gamuda Bhd	658,800	601

Marshall Islands—0.7%
Genco Shipping & Trading Ltd.	26,130	543

Mexico—0.7%
Desarrolladora Homex SAB de C.V. ADR (b)	16,410	620

Netherlands—2.5%
Aalberts Industries NV	53,465	721
Fugro NV	12,180	705
SNS REAAL NV (b)	77,200	626

		2,052

Philippines—0.6%
Filinvest Land, Inc.	26,106,000	515

Poland—1.3%
Asseco Poland S.A.	28,308	612
PBG S.A. (b)	6,650	488

		1,100

Portugal—0.7%
Jeronimo Martins SGPS S.A.	70,304	616

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Russia—1.4%
Sollers (b)	47,285	$674
Veropharm (b)	17,610	497

		1,171

Singapore—0.6%
Indofood Agri Resources Ltd. (b)	425,000	479

South Korea—1.1%
Basic House Co., Ltd. (b)	71,740	415
Doosan Corp.	6,840	515

		930

Spain—1.6%
Tecnicas Reunidas S.A.	14,910	817
Viscofan S.A.	22,305	544

		1,361

Sweden—1.1%
Betsson AB (b)	19,033	299
JM AB (b)	49,461	615

		914

Switzerland—4.4%
AFG Arbonia-Forster Holding (b)	33,914	739
Bank Sarasin & Cie AG, Class B (b)	16,376	682
Georg Fischer AG (b)	3,721	977
Swissquote Group Holding S.A.	8,512	447
Winterthur Technologie AG	20,179	838

		3,683

United Kingdom—8.3%
Aegis Group PLC	198,400	356
Connaught PLC	76,550	496
Cookson Group PLC (b)	140,880	928
Dana Petroleum PLC (b)	36,475	820
Debenhams PLC	332,755	405
Dialog Semiconductor PLC (b)	100,645	677
Intermediate Capital Group PLC	146,465	701
Moneysupermarket.com Group PLC	347,555	448
Restaurant Group PLC	199,850	618
SIG PLC	285,420	631
Taylor Wimpey PLC (b)	877,980	592
Unite Group PLC	67,918	286
Unite Group PLC (b)(d)	20,540	4

		6,962

United States—45.7%
3PAR, Inc. (b)	60,130	663
Actuant Corp., Class A	86,727	1,393
Affiliated Managers Group, Inc. (b)	10,670	694
Alberto-Culver Co.	19,535	541
Artio Global Investors, Inc. (b)	17,915	468
Atlas Air Worldwide Holdings, Inc. (b)	23,240	743
Autoliv, Inc.	20,125	676
Bally Technologies, Inc. (b)	18,235	700
BE Aerospace, Inc. (b)	62,045	1,250
Blackboard, Inc. (b)	14,255	539
Carrizo Oil & Gas, Inc. (b)	32,460	795
Christopher & Banks Corp.	61,840	419
Clean Harbors, Inc. (b)	9,356	526
Corporate Office Properties Trust, REIT	17,080	630
Ebix, Inc. (b)	14,405	797
Emergency Medical Services Corp., Class A (b)	9,625	448
Esterline Technologies Corp. (b)	16,665	653
Factset Research Systems, Inc.	13,447	891
Genesee & Wyoming, Inc., Class A (b)	16,280	494
Globe Specialty Metals, Inc. (b)	79,435	716
Goodrich Petroleum Corp. (b)	21,281	549
Goodyear Tire & Rubber Co. (b)	32,210	549
Greif, Inc., Class A	10,560	581
Gymboree Corp. (b)	15,355	743
Harman International Industries, Inc.	20,345	689
Heidrick & Struggles International, Inc.	16,010	372
HMS Holdings Corp. (b)	17,180	657
Human Genome Sciences, Inc. (b)	29,440	554
ICF International, Inc. (b)	18,730	568
Janus Capital Group, Inc.	48,630	690
JDA Software Group, Inc. (b)	28,240	620
Knoll, Inc.	66,355	692
LaSalle Hotel Properties, REIT	26,308	517
Liberty Media Corp. Capital, Ser. A (b)	42,135	881
Mettler Toledo International, Inc. (b)	5,450	494
Monolithic Power Systems, Inc. (b)	29,490	692
Natus Medical, Inc. (b)	42,909	662
NCI, Inc., Class A (b)	16,670	478
Netezza Corp. (b)	50,680	570
Olin Corp.	45,770	798
ON Semi-conductor Corp. (b)	91,285	753
Onyx Pharmaceuticals, Inc. (b)	10,260	307
Packaging Corp. of America	36,915	753
Palm, Inc. (b)	52,220	910
Photronics, Inc. (b)	114,245	541
Rosetta Stone, Inc. (b)	16,625	382
Rovi Corp. (b)	27,980	940
SandRidge Energy, Inc. (b)	54,885	711
SmartHeat, Inc. (b)	43,930	521
Snap-On, Inc.	16,755	582
Solera Holdings, Inc.	20,309	632
Stanley, Inc. (b)	20,765	534

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Steel Dynamics, Inc.	34,566	$530
Stifel Financial Corp. (b)	15,660	860
Sun Healthcare Group, Inc. (b)	44,742	387
Sunstone Hotel Investors, Inc., REIT (b)	69,970	497
United Therapeutics Corp. (b)	14,040	688
Vocus, Inc. (b)	27,730	579
Wabtec Corp.	16,065	603

		38,102

Total Common Stock (cost—$63,431)		81,009

	Principal Amount (000s)
Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $2,167; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $2,215 including accrued interest (cost—$2,167)	$2,167	2,167

Total Investments (cost—$65,598) (a)—99.7%		83,176

Other assets less liabilities—0.3%		264

Net Assets—100.0%		$83,440

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $37,339, representing 44.7% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Amount less than $500.
(d)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing model techniques and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of estimation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Australia	—	$460	—		$460
Austria	—	1,916	—		1,916
Bermuda	$1,151	557	$—	(a)	1,708
Cayman Islands	693	1,515	—		2,208
China	—	849	—		849
Denmark	—	618	—		618
Finland	—	1,048	—		1,048
France	—	647	—		647
Germany	—	1,607	—		1,607
Ireland	—	421	—		421
Italy	—	611	—		611
Japan	—	6,675	—		6,675
Korea (Republic of)	—	572	—		572
Luxembourg	—	634	—		634
Malaysia	—	601	—		601
Netherlands	—	2,052	—		2,052
Philippines	—	515	—		515
Poland	—	1,100	—		1,100
Portugal	—	616	—		616
Russia	—	1,171	—		1,171
Singapore	—	479	—		479
South Korea	—	930	—		930
Spain	—	1,361	—		1,361
Sweden	—	914	—		914
Switzerland	—	3,683	—		3,683
United Kingdom	—	6,958	4		6,962
All Other	40,651	—	—		40,651
Repurchase Agreement	—	2,167	—		2,167

Total Investments in Securities	$42,495	$40,677	$4		$83,176

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09		Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Common Stock:
Bermuda	$—	(a)	—	—	—	—	—	$—	(a)
United Kingdom	—		—	—	—	4	—	4

Total Investments in Securities	—		—	—	—	$4	—	$4

(a)	Amount less than $500.

The net change in unrealized appreciation/depreciation of investments, which the Fund held at September 30, 2009 was $4.

Schedule of Investments

RCM Disciplined International Equity Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Belgium—1.3%
Anheuser-Busch InBev NV	13,800	$633

Brazil—1.0%
Petroleo Brasileiro S.A. ADR	10,100	464

Cayman Islands—0.9%
Netease.com ADR (b)	9,700	443

China—1.2%
CNOOC Ltd.	426,000	575

Czech Republic—0.9%
CEZ AS	7,900	424

Denmark—1.4%
Novo Nordisk A/S, Class B	10,900	686

France—16.9%
Alstom S.A.	7,900	579
Cap Gemini S.A.	12,285	646
Groupe Danone S.A.	9,600	581
Ipsen S.A.	8,930	490
Pinault-Printemps-Redoute S.A.	5,370	691
Sanofi-Aventis S.A.	14,800	1,091
Societe Generale	10,700	866
Total S.A.	31,300	1,860
Vinci S.A.	14,800	840
Vivendi	14,000	435

		8,079

Germany—5.4%
BAYER AG	12,994	900
SAP AG	13,804	669
Siemens AG	11,175	1,029

		2,598

Greece—1.2%
Alpha Bank AE (b)	30,000	556

Hong Kong—1.4%
Cheung Kong Holdings Ltd.	53,000	670

India—2.1%
Bharti Airtel Ltd.	58,790	510
ICICI Bank Ltd.	25,000	469

		979

Indonesia—0.9%
Perusahaan Gas Negara PT	1,200,000	450

Italy—4.0%
Eni SpA	31,000	775
Intesa Sanpaola SpA (b)	175,000	777
Saipem SpA	12,000	362

		1,914

Japan—19.4%
Asahi Glass Co., Ltd.	63,000	508
Benesse Corp.	11,500	563
East Japan Railway Co.	8,500	613
Fanuc Ltd.	4,900	438
Ibiden Co., Ltd.	19,500	722
KDDI Corp.	149	838
Kirin Brewery Co., Ltd.	40,000	613
Kuraray Co., Ltd.	46,000	501
Kurita Water Industries Ltd.	13,000	465
Mitsui Fudosan Co., Ltd.	31,000	522
Mizuho Financial Group, Inc.	159,000	313
Nidec Corp.	9,000	729
Nintendo Co., Ltd.	3,500	893
Nippon Electric Glass Co., Ltd.	51,000	464
Sumitomo Mitsui Financial Group, Inc.	20,900	724
T&D Holdings, Inc.	12,500	337

		9,243

Netherlands—4.7%
Akzo Nobel NV	12,001	746
Koninklijke KPN NV	39,407	654
Unilever NV	28,500	825

		2,225

South Korea—1.3%
Samsung Electronics Co., Ltd.	870	601

Spain—3.5%
Banco Bilbao Vizcaya Argentaria S.A.	26,700	475
Telefonica S.A.	43,000	1,190

		1,665

Sweden—2.1%
Hennes & Mauritz AB, Class B	18,000	1,012

Switzerland—7.8%
ABB Ltd. (b)	45,000	905
Roche Holdings AG	9,330	1,508
UBS AG (b)	20,000	367
Zurich Financial Services AG	3,900	930

		3,710

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,229	507

Turkey—0.8%
Turkiye Garanti Bankasi AS	100,000	380

Schedule of Investments

RCM Disciplined International Equity Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
United Kingdom—19.8%
BHP Billiton PLC	27,500	$753
Carnival PLC	14,000	480
Centrica PLC	137,000	552
HSBC Holdings PLC	164,833	1,888
Inmarsat PLC	53,000	468
Prudential PLC	126,000	1,214
Reckitt Benckiser Group PLC	17,125	838
Rio Tinto PLC	20,900	889
Serco Group PLC	62,600	506
Shire PLC	29,074	505
Vodafone Group PLC	608,097	1,366

		9,459

Total Common Stock (cost—$48,040)		47,273

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $439; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $452 including accrued interest (cost—$439)	$439	439

Total Investments (cost—$48,479) (a)—100.0%		47,712

Liabilities in excess of other assets—(0.0)%		(19)

Net Assets—100.0%		$47,693

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $45,859, representing 96.2% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Brazil	$464	—	—	$464
Cayman Islands	443	—	—	443
Taiwan	507	—	—	507
All Other	—	$45,859	—	45,859
Repurchase Agreement	—	439	—	439

Total Investments in Securities	$1,414	$46,298	—	$47,712

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.3%
Aerospace & Defense—2.7%
General Dynamics Corp.	75,300	$4,864
United Technologies Corp.	93,545	5,700

		10,564

Air Freight & Logistics—1.9%
FedEx Corp. (a)	97,850	7,360

Beverages—2.3%
Coca-Cola Co.	91,545	4,916
PepsiCo, Inc.	67,515	3,960

		8,876

Biotechnology—5.3%
Amgen, Inc. (a)(b)	91,915	5,536
Celgene Corp. (b)	109,410	6,116
Gilead Sciences, Inc. (b)	187,150	8,717

		20,369

Capital Markets—4.1%
Charles Schwab Corp.	304,864	5,838
Goldman Sachs Group, Inc.	27,985	5,159
Invesco Ltd.	216,180	4,920

		15,917

Chemicals—2.8%
Air Products & Chemicals, Inc.	79,215	6,146
Monsanto Co.	59,420	4,599

		10,745

Commercial Banks—1.1%
Wells Fargo & Co.	156,545	4,411

Communications Equipment—5.3%
Cisco Systems, Inc. (b)	379,390	8,931
QUALCOMM, Inc.	255,660	11,499

		20,430

Computers & Peripherals—8.7%
Apple, Inc. (b)	99,405	18,427
EMC Corp. (a)(b)	345,374	5,885
Hewlett-Packard Co.	187,171	8,836
NetApp, Inc. (b)	12,100	323

		33,471

Construction & Engineering—0.7%
Fluor Corp.	49,530	2,519

Diversified Consumer Services—1.1%
DeVry, Inc.	74,135	4,101

Diversified Financial Services—1.4%
IntercontinentalExchange, Inc. (b)	15,450	1,501
JPMorgan Chase & Co.	91,735	4,020

		5,521

Energy Equipment & Services—5.4%
Schlumberger Ltd.	173,722	10,354
Transocean Ltd. (b)	32,839	2,809
Weatherford International Ltd. (b)	371,210	7,695

		20,858

Food & Staples Retailing—3.6%
CVS Caremark Corp.	144,205	5,154
Wal-Mart Stores, Inc.	173,330	8,509

		13,663

Health Care Equipment & Supplies—3.6%
Alcon, Inc.	38,402	5,325
Baxter International, Inc.	73,250	4,176
St. Jude Medical, Inc. (b)	107,095	4,178

		13,679

Health Care Providers & Services—1.5%
Express Scripts, Inc. (b)	74,395	5,772

Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	128,205	7,317

Household Products—2.0%
Colgate-Palmolive Co.	98,765	7,534

Internet & Catalog Retail—2.0%
Amazon.com, Inc. (a)(b)	83,885	7,831

Internet Software & Services—4.9%
Google, Inc., Class A (b)	25,405	12,597
Yahoo!, Inc. (b)	348,830	6,213

		18,810

IT Services—1.7%
Visa, Inc., Class A	94,495	6,531

Life Sciences Tools & Services—2.2%
Thermo Fisher Scientific, Inc. (a)(b)	195,700	8,546

Machinery—1.5%
Illinois Tool Works, Inc.	130,430	5,571

Media—1.9%
DIRECTV Group, Inc. (b)	28,055	774
Walt Disney Co.	234,835	6,448

		7,222

Multiline Retail—3.1%
Kohl’s Corp. (b)	140,545	8,018
Target Corp.	82,310	3,842

		11,860

Oil, Gas & Consumable Fuels—2.9%
Southwestern Energy Co. (b)	133,245	5,687

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
XTO Energy, Inc.	133,110	$5,500

		11,187

Personal Products—1.2%
Avon Products, Inc.	139,865	4,750

Pharmaceuticals—3.9%
Abbott Laboratories	99,685	4,932
Allergan, Inc.	70,100	3,979
Teva Pharmaceutical Industries Ltd. ADR	120,535	6,094

		15,005

Road & Rail—1.7%
Burlington Northern Santa Fe Corp.	79,340	6,334

Semiconductors & Semiconductor Equipment—6.3%
Intel Corp.	568,390	11,123
Microchip Technology, Inc.	261,195	6,922
Texas Instruments, Inc.	257,755	6,106

		24,151

Software—8.6%
Activision Blizzard, Inc. (b)	446,439	5,531
Adobe Systems, Inc. (a)(b)	152,895	5,052
Microsoft Corp.	543,755	14,078
Oracle Corp.	404,360	8,427

		33,088

Specialty Retail—2.0%
Bed Bath & Beyond, Inc. (b)	115,590	4,339
Lowe’s Cos., Inc.	154,375	3,233

		7,572

Total Common Stock (cost—$356,983)		381,565

	Principal Amount (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $3,301; collateralized by Federal Farm Credit Bank, 3.875% due 8/25/11, valued at $1,855 including accrued interest and Federal Home Loan Bank, 3.75% due 9/9/11, valued at $1,514 including accrued interest (cost—$3,301)	$3,301	3,301

	Contracts
OPTIONS PURCHASED (b)—0.5%
Call Options—0.5%
DIRECTV Group, Inc. (CBOE),
strike price $22.50, expires 1/16/10	2,298	1,126
Netapp, Inc. (CBOE),
strike price $24, expires 1/16/10	1,850	722

Total Options Purchased (cost—$1,193)		1,848

Total Investments before options written (cost—$361,477)—100.6%		386,714

OPTIONS WRITTEN (b)—(0.7)%
Call Options—(0.6)%
Adobe Systems, Inc. (CBOE),
strike price $37.50, expires 1/16/10	1,528	(134)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	838	(1,328)
Amgen, Inc. (CBOE),
strike price $70, expires 1/16/10	778	(64)
DIRECTV Group, Inc. (CBOE),
strike price $30, expires 1/16/10	2,298	(253)
EMC Corp. (CBOE),
strike price $17, expires 4/17/10	1,727	(294)
FedEx Corp. (CBOE),
strike price $85, expires 4/17/10	407	(138)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $45, expires 3/20/10	1,305	(391)

		(2,602)

Put Options—(0.1)%
Amgen, Inc. (CBOE),
strike price $45, expires 1/16/10	778	(44)
DIRECTV Group, Inc. (CBOE),
strike price $17.50, expires 1/16/10	2,298	(29)
FedEx Corp. (CBOE),
strike price $40, expires 1/16/10	407	(5)
Hewlett Packard Co. (CBOE),
strike price $30, expires 1/16/10	933	(9)
IntercontinentalExchange, Inc. (CBOE),
strike price $55, expires 1/16/10	545	(22)
Juniper Networks, Inc. (CBOE),
strike price $12.50, expires 1/16/10	4,560	(23)
Lowe’s Cos., Inc. (CBOE),
strike price $15, expires 1/16/10	2,897	(58)

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2009 (unaudited)

	Contracts	Value* (000s)
Netapp, Inc. (CBOE),
strike price $20, expires 1/16/10	1,850	$(74)

		(264)

Total Options Written (premiums received—$7,190)		(2,866)

Total Investments net of options written (cost—$354,287)—99.9%		383,848

Other assets less other liabilities—0.1%		397

Net Assets—100.0%		$384,245

Notes to Schedule of Investments:

(a)	All or a partial amount segregated as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

(A)	Transactions in options written for the three months ended September 30, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2009	23,481	$6,683
Options written	14,324	3,993
Options terminated in closing transactions	(12,486)	(2,904)
Options expired	(2,170)	(582)

Options outstanding, September 30, 2009	23,149	$7,190

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$381,565	—	—	$381,565
Repurchase Agreement	—	$3,301	—	3,301
Options Purchased	1,848	—	—	1,848

Total Investments in Securities - Assets	$383,413	$3,301	—	$386,714

Investments in Securities - Liabilities
Options Written	$(2,814)	$(52)	—	$(2,866)

Total Investments in Securities	$380,599	$3,249	—	$383,848

Financial Derivative Instruments–Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument except for options written which are stated at value (amounts in thousands).

Derivatives Fair Value
Equity contracts	$(2,866)

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.3%
Aerospace & Defense—1.9%
Goodrich Corp.	4,680	$254
Precision Castparts Corp.	8,115	827

		1,081

Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.	15,335	539

Beverages—2.3%
Coca-Cola Enterprises, Inc.	33,745	723
Hansen Natural Corp. (a)	15,270	561

		1,284

Biotechnology—3.1%
Human Genome Sciences, Inc. (a)	19,745	372
Onyx Pharmaceuticals, Inc. (a)	7,815	234
United Therapeutics Corp. (a)	9,560	468
Vertex Pharmaceuticals, Inc. (a)	18,400	698

		1,772

Capital Markets—4.8%
Invesco Ltd.	37,305	849
Janus Capital Group, Inc.	50,485	716
Lazard Ltd., Class A	13,921	575
TD Ameritrade Holding Corp. (a)	29,920	587

		2,727

Chemicals—1.5%
Air Products & Chemicals, Inc.	6,050	470
Ecolab, Inc.	2,775	128
Intrepid Potash, Inc. (a)	10,475	247

		845

Commercial Banks—1.6%
Comerica, Inc.	3,790	113
SunTrust Banks, Inc.	17,358	391
Zions Bancorporation	21,183	381

		885

Commercial Services & Supplies—1.3%
Copart, Inc. (a)	10,255	340
Republic Services, Inc.	14,630	389

		729

Communications Equipment—4.0%
Brocade Communications Systems, Inc. (a)	73,240	576
Juniper Networks, Inc. (a)	13,745	371
Palm, Inc. (a)	46,645	813
Riverbed Technology, Inc. (a)	22,265	489

		2,249

Computers & Peripherals—2.3%
NCR Corp. (a)	26,420	365
NetApp, Inc. (a)	35,885	958

		1,323

Construction & Engineering—2.3%
Foster Wheeler AG (a)	18,205	581
Quanta Services, Inc. (a)	34,185	757

		1,338

Containers & Packaging—1.4%
Owens-Illinois, Inc. (a)	21,440	791

Diversified Consumer Services—1.5%
Capella Education Co. (a)	1,880	127
DeVry, Inc.	12,945	716

		843

Diversified Financial Services—0.9%
Artio Global Investors, Inc. (a)	12,295	321
IntercontinentalExchange, Inc. (a)	1,890	184

		505

Electric Utilities—0.3%
PPL Corp.	5,320	161

Electrical Equipment—3.6%
Ametek, Inc.	27,409	957
Rockwell Automation, Inc.	11,565	492
Roper Industries, Inc.	10,235	522
Sunpower Corp., Class A (a)	2,980	89

		2,060

Electronic Equipment, Instruments & Components—0.9%
Tyco Electronics Ltd.	23,920	533
Energy Equipment & Services—2.9%
Cameron International Corp. (a)	22,220	840
Weatherford International Ltd. (a)	40,039	830

		1,670

Health Care Equipment & Supplies—2.0%
Edwards Lifesciences Corp. (a)	5,215	365
Intuitive Surgical, Inc. (a)	570	150
NuVasive, Inc. (a)	7,020	293
St. Jude Medical, Inc. (a)	7,805	304

		1,112

Health Care Providers & Services—4.0%
Aetna, Inc.	13,605	379
DaVita, Inc. (a)	3,765	213
Express Scripts, Inc. (a)	4,595	356
Henry Schein, Inc. (a)	5,665	311
McKesson Corp.	13,725	817
Psychiatric Solutions, Inc. (a)	8,095	217

		2,293

Hotels, Restaurants & Leisure—4.2%
Darden Restaurants, Inc.	5,750	196
International Game Technology	28,255	607

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Las Vegas Sands Corp. (a)	11,980	$202
Starbucks Corp. (a)	38,795	801
Starwood Hotels & Resorts Worldwide, Inc.	18,210	602

		2,408

Household Durables—0.5%
KB Home	15,880	264

Household Products—0.4%
Clorox Co.	4,000	235

Independent Power Producers & Energy Traders—0.5%
NRG Energy, Inc. (a)	11,095	313

Industrial—0.9%
Cooper Industries PLC, Class A	14,303	537

Insurance—0.6%
Arch Capital Group Ltd. (a)	5,470	369

Internet & Catalog Retail—1.1%
NetFlix, Inc. (a)	13,200	609

Internet Software & Services—1.6%
Akamai Technologies, Inc. (a)	24,420	481
Yahoo!, Inc. (a)	24,820	442

		923

IT Services—0.9%
Global Payments, Inc.	10,870	508

Life Sciences Tools & Services—4.0%
ICON PLC ADR (a)	15,245	373
Illumina, Inc. (a)	13,470	572
Life Technologies Corp. (a)	6,455	301
Mettler Toledo International, Inc. (a)	5,375	487
Qiagen NV (a)	26,640	567

		2,300

Machinery—2.5%
Cummins, Inc.	5,420	243
Navistar International Corp. (a)	11,245	421
Terex Corp. (a)	36,290	752

		1,416

Media—1.7%
CBS Corp., Class B	33,735	406
Scripps Networks Interactive, Inc., Class A	15,395	569

		975

Metals & Mining—1.6%
Cliffs Natural Resources, Inc.	16,730	541
Steel Dynamics, Inc.	23,341	358

		899

Multiline Retail—2.4%
Dollar Tree, Inc. (a)	8,100	394
J.C. Penney Co., Inc.	17,335	585
Kohl’s Corp. (a)	6,895	394

		1,373

Oil, Gas & Consumable Fuels—3.5%
Alpha Natural Resources, Inc. (a)	13,920	488
PetroHawk Energy Corp. (a)	29,420	712
SandRidge Energy, Inc. (a)	28,910	375
Southwestern Energy Co. (a)	9,182	392

		1,967

Paper & Forest Products—0.5%
International Paper Co.	13,225	294

Personal Products—2.3%
Avon Products, Inc.	25,565	868
Estee Lauder Cos., Inc., Class A	11,880	441

		1,309

Pharmaceuticals—1.5%
Allergan, Inc.	8,870	503
Shire PLC ADR	6,980	365

		868

Real Estate Investment Trusts (REIT)—0.2%
Public Storage	1,620	122

Road & Rail—2.1%
CSX Corp.	13,305	557
J.B. Hunt Transport Services, Inc.	20,085	645

		1,202

Semiconductors & Semiconductor Equipment—7.1%
Analog Devices, Inc.	26,030	718
Atmel Corp. (a)	36,565	153
Avago Technologies Ltd. (a)	28,594	488
Linear Technology Corp.	7,660	212
Marvell Technology Group Ltd. (a)	51,345	831
Maxim Integrated Products, Inc.	26,981	490
Microchip Technology, Inc.	21,815	578
ON Semi-conductor Corp. (a)	69,930	577

		4,047

Software—6.9%
Activision Blizzard, Inc. (a)	54,194	671
Autodesk, Inc. (a)	20,870	497
Check Point Software Technologies (a)	24,785	703
Citrix Systems, Inc. (a)	11,010	432
Electronic Arts, Inc. (a)	4,335	83
Intuit, Inc. (a)	6,985	199

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
McAfee, Inc. (a)	5,920	$259
Salesforce.com, Inc. (a)	12,175	693
TiVo, Inc. (a)	40,305	417

		3,954

Specialty Retail—6.0%
Bed Bath & Beyond, Inc. (a)	22,730	853
Dick’s Sporting Goods, Inc. (a)	11,260	252
Guess?, Inc.	23,745	880
Ross Stores, Inc.	16,138	771
Urban Outfitters, Inc. (a)	21,915	661

		3,417

Textiles, Apparel & Luxury Goods—0.5%
Polo Ralph Lauren Corp.	3,600	276

Wireless Telecommunication Services—1.2%
SBA Communications Corp., Class A (a)	26,085	705

Total Common Stock (cost—$46,511)		56,030

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $857; collateralized by Freddie Mac, 4.75% due 1/18/11, valued at $877 including accrued interest (cost—$857)	$857	857

Total Investments (cost—$47,368)—99.8%		56,887

Other assets less liabilities—0.2%		133

Net Assets—100.0%		$57,020

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amount in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$56,030	—	—	$56,030
Repurchase Agreement	—	$857	—	857

Total Investments in Securities	$56,030	$857	—	$56,887

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.6%
Air Freight & Logistics—1.2%
FedEx Corp.	1,231	$93

Biotechnology—3.3%
Amgen, Inc. (b)	426	26
Celgene Corp. (a)(b)	1,830	102
Gilead Sciences, Inc. (a)(b)	2,989	139

		267

Capital Markets—5.6%
Charles Schwab Corp.	5,375	103
Goldman Sachs Group, Inc. (a)	830	153
Invesco Ltd. (a)	5,820	132
State Street Corp.	1,151	61

		449

Chemicals—2.5%
Air Products & Chemicals, Inc.	724	56
Monsanto Co. (a)	1,186	92
Mosaic Co. (a)	1,020	49

		197

Communications Equipment—6.5%
Cisco Systems, Inc. (b)	3,925	92
Juniper Networks, Inc. (b)	1,937	52
Motorola, Inc.	12,470	107
Palm, Inc. (b)	1,205	21
QUALCOMM, Inc. (a)	3,091	139
Research In Motion Ltd. (a)(b)	974	66
Riverbed Technology, Inc. (b)	1,795	40

		517

Computers & Peripherals—6.0%
Apple, Inc. (a)(b)	1,651	306
Dell, Inc. (b)	831	12
EMC Corp. (b)	4,866	83
Hewlett-Packard Co.	650	31
Seagate Technology	2,872	44

		476

Construction & Engineering—1.5%
Fluor Corp.	565	29
Quanta Services, Inc. (b)	4,061	90

		119

Diversified Consumer Services—1.6%
Apollo Group, Inc., Class A (b)	970	72
DeVry, Inc.	1,068	59

		131

Diversified Financial Services—0.4%
Artio Global Investors, Inc. (b)	1,360	36

Electrical Equipment—2.0%
Ametek, Inc.	2,844	99
First Solar, Inc. (a)(b)	378	58

		157

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	4,317	66
Itron, Inc. (b)	553	36

		102

Energy Equipment & Services—3.8%
National-Oilwell Varco, Inc. (a)(b)	1,116	48
Schlumberger Ltd. (a)	2,202	131
Transocean Ltd. (b)	623	53
Weatherford International Ltd. (b)	3,503	73

		305

Food & Staples Retailing—3.1%
CVS Caremark Corp. (a)	3,160	113
Wal-Mart Stores, Inc. (a)	2,669	131

		244

Health Care Equipment & Supplies—1.6%
Alcon, Inc.	693	96
St. Jude Medical, Inc. (b)	911	36

		132

Health Care Providers & Services—1.8%
Express Scripts, Inc. (b)	1,228	95
McKesson Corp.	811	49

		144

Hotels, Restaurants & Leisure—1.4%
McDonald’s Corp. (a)	1,948	111

Household Products—1.6%
Clorox Co. (a)	1,138	67
Colgate-Palmolive Co.	805	61

		128

Internet & Catalog Retail—2.4%
Amazon.com, Inc. (a)(b)	1,751	163
NetFlix, Inc. (b)	686	32

		195

Internet Software & Services—3.7%
Akamai Technologies, Inc. (b)	1,653	33
Google, Inc., Class A (a)(b)	428	212
Yahoo!, Inc. (b)	3,059	54

		299

Life Sciences Tools & Services—2.2%
Thermo Fisher Scientific, Inc. (a)(b)	4,001	175

Media—1.7%
DIRECTV Group, Inc. (b)	1,811	50
Walt Disney Co.	3,240	89

		139

Metals & Mining—2.6%
Barrick Gold Corp.	1,106	42
Freeport-McMoRan Copper & Gold, Inc.	380	26

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Nucor Corp.	1,405	$66
U.S. Steel Corp.	1,587	70

		204

Multiline Retail—1.7%
Kohl’s Corp. (b)	1,684	96
Nordstrom, Inc.	1,262	39

		135

Oil, Gas & Consumable Fuels—4.0%
Concho Resources, Inc. (b)	1,292	47
Devon Energy Corp. (a)	975	66
PetroHawk Energy Corp. (b)	1,175	28
SandRidge Energy, Inc. (b)	1,874	24
Southwestern Energy Co. (a)(b)	3,561	152

		317

Personal Products—1.6%
Avon Products, Inc. (a)	3,784	129

Pharmaceuticals—3.4%
Allergan, Inc.	1,272	72
Schering-Plough Corp.	1,670	47
Pharmaceutical HOLDRs Trust	600	39
Teva Pharmaceutical Industries Ltd. ADR (a)	2,167	110

		268

Real Estate Investment Trusts (REIT)—0.5%
Starwood Property Trust, Inc. (b)	1,846	37

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.	651	52
CSX Corp.	908	38

		90

Semiconductors & Semiconductor Equipment—10.3%
Analog Devices, Inc.	1,398	39
Avago Technologies Ltd. (b)	2,944	50
Broadcom Corp., Class A (a)(b)	3,628	112
Intel Corp. (a)	6,103	119
Marvell Technology Group Ltd. (a)(b)	7,168	116
MEMC Electronic Materials, Inc. (b)	2,302	38
Microchip Technology, Inc. (a)	4,294	114
Micron Technology, Inc. (b)	7,790	64
NVIDIA Corp. (b)	1,745	26
ON Semi-conductor Corp. (b)	8,060	66
Texas Instruments, Inc.	3,326	79

		823

Software—9.3%
Activision Blizzard, Inc. (a)(b)	7,136	88
Adobe Systems, Inc. (b)	2,106	70
Autodesk, Inc. (a)(b)	4,480	107
Intuit, Inc. (b)	1,015	29
McAfee, Inc. (b)	1,451	63
Microsoft Corp. (a)	8,342	216
Oracle Corp. (a)	4,758	99
Salesforce.com, Inc. (a)(b)	1,299	74

		746

Specialty Retail—4.4%
Guess?, Inc.	853	32
Lowe’s Cos., Inc.	3,023	63
O’Reilly Automotive, Inc. (b)	843	30
Ross Stores, Inc.	1,824	87
Urban Outfitters, Inc. (a)(b)	4,535	137

		349

Wireless Telecommunication Services—1.5%
American Tower Corp., Class A (a)(b)	1,735	63
Crown Castle International Corp. (b)	1,697	53

		116

Total Common Stock (cost—$6,718)		7,630

EXCHANGE-TRADED FUND—0.4%
SPDR Gold Trust (b) (cost—$29)	320	32

SHORT-TERM INVESTMENTS—7.1%

	Principal Amount (000s)
Repurchase Agreement—4.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $334; collateralized by Federal Home Loan Bank, 3.75% due 9/9/11, valued at $346 including accrued interest (cost—$334)	$334	334

U.S. Treasury Bills—2.9%
1.01%, 12/17/09 (cost—$235)	235	235

Total Short-Term Investments (cost—$569)		569

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2009 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—2.0%
Call Options—1.9%
Analog Devices, Inc. (CBOE),
strike price $30, expires 1/16/10	19	$2
Cisco Systems, Inc. (CBOE),
strike price $21, expires 10/17/09	10	3
Dell, Inc. (CBOE),
strike price $14, expires 2/20/10	77	17
DIRECTV Group, Inc. (CBOE),
strike price $22.50, expires 1/16/10	32	16
Electronic Arts, Inc. (CBOE),
strike price $60, expires 1/16/10	3	— (c)
FTI Consulting, Inc. (CBOE),
strike price $50, expires 1/22/11	13	6
Hewlett Packard Co. (CBOE),
strike price $37.50, expires 1/16/10	5	5
Hewlett-Packard Co. (CBOE),
strike price $50, expires 1/22/11	67	35
Intel Corp. (CBOE),
strike price $15, expires 1/16/10	64	30
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/16/10	27	2
Netapp, Inc. (CBOE),
strike price $24, expires 1/16/10	44	17
Nokia Corp. (CBOE),
strike price $15, expires 10/17/09	40	2
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $40, expires 1/16/10	7	2
strike price $40, expires 1/22/11	24	18

		155

Put Options—0.1%
SPDR Trust (CBOE),
strike price $106, expires 10/17/09	35	7

Total Options Purchased (cost—$135)		162

Total Investments before options written (cost—$7,451)—105.1%		8,393

OPTIONS WRITTEN (b)—(3.7)%
Call Options—(2.5)%
Adobe Systems, Inc. (CBOE),
strike price $35, expires 4/17/10	19	(5)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	13	(21)
Amgen, Inc. (CBOE),
strike price $70, expires 1/16/10	5	— (c)
Apple, Inc. (CBOE),
strike price $160, expires 1/16/10	2	(6)
Autodesk, Inc. (CBOE),
strike price $20, expires 1/16/10	18	(8)
strike price $24, expires 1/16/10	18	(3)
Barrick Gold Corp. (CBOE),
strike price $36, expires 1/16/10	9	(4)
Broadcom Corp. (CBOE),
strike price $33, expires 2/20/10	33	(7)
Corning, Inc. (CBOE),
strike price $16, expires 11/21/09	14	(1)
Deere & Co. (CBOE),
strike price $49, expires 12/19/09	16	(2)
Dell, Inc. (CBOE),
strike price $17, expires 2/20/10	77	(6)
DIRECTV Group, Inc. (CBOE),
strike price $30, expires 1/16/10	32	(4)
FedEx Corp. (CBOE),
strike price $85, expires 4/17/10	12	(4)
First Solar, Inc. (CBOE),
strike price $210, expires 1/16/10	2	(1)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $55, expires 11/21/09	3	(4)
FTI Consulting, Inc. (CBOE),
strike price $60, expires 1/22/11	13	(3)
Guess?, Inc. (CBOE),
strike price $45, expires 3/20/10	8	(2)
Hewlett-Packard Co. (CBOE),
strike price $60, expires 1/22/11	67	(15)
Intel Corp. (CBOE),
strike price $20, expires 1/16/10	64	(7)
Juniper Networks, Inc. (CBOE),
strike price $30, expires 1/16/10	6	(1)
Micron Technology, Inc. (CBOE),
strike price $8, expires 4/17/10	25	(4)
Monsanto Co. (CBOE),
strike price $90, expires 1/16/10	8	(1)
Mosaic Co. (CBOE),
strike price $45, expires 1/16/10	9	(7)
Nokia Corp. (CBOE),
strike price $17, expires 10/17/09	40	— (c)
Nucor Corp. (CBOE),
strike price $41, expires 1/16/10	13	(10)
NVIDIA Corp. (CBOE),
strike price $7.50, expires 1/16/10	16	(12)
Quanta Services, Inc. (CBOE),
strike price $25, expires 11/21/09	6	— (c)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2009 (unaudited)

	Contracts	Value* (000s)
Research In Motion Ltd. (CBOE),
strike price $50, expires 1/16/10	9	$(17)
Ross Stores, Inc. (CBOE),
strike price $55, expires 2/20/10	6	(1)
Salesforce.com, Inc. (CBOE),
strike price $60, expires 2/20/10	4	(2)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $45, expires 3/20/10	16	(5)
Urban Outfitters, Inc. (CBOE),
strike price $17.50, expires 1/22/11	19	(27)
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $45, expires 1/16/10	7	(1)
strike price $50, expires 1/22/11	24	(10)
Wal-Mart Stores, Inc. (CBOE),
strike price $52.50, expires 12/19/09	15	(1)

		(202)

Put Options—(1.2)%
Alcon, Inc. (CBOE),
strike price $110, expires 2/20/10	3	(1)
Amgen, Inc. (CBOE),
strike price $45, expires 1/16/10	10	(1)
Analog Devices, Inc. (CBOE),
strike price $25, expires 1/16/10	19	(2)
Apple, Inc. (CBOE),
strike price $70, expires 1/16/10	8	— (c)
Apple, Inc. (CBOE),
strike price $140, expires 4/17/10	3	(2)
Autodesk, Inc. (CBOE),
strike price $16, expires 1/16/10	17	— (c)
Barrick Gold Corp. (CBOE),
strike price $29, expires 1/16/10	9	(1)
Bed Bath & Beyond, Inc. (CBOE),
strike price $31, expires 1/16/10	30	(2)
Celgene Corp. (CBOE),
strike price $46, expires 10/17/09	7	— (c)
Cisco Systems, Inc. (CBOE),
strike price $15, expires 10/17/09	10	— (c)
Dell, Inc. (CBOE),
strike price $11, expires 2/20/10	77	(2)
DIRECTV Group, Inc. (CBOE),
strike price $17.50, expires 1/16/10	32	— (c)
FedEx Corp. (CBOE),
strike price $40, expires 1/16/10	8	— (c)
First Solar, Inc. (CBOE),
strike price $140, expires 12/19/09	4	(4)
FormFactor, Inc. (CBOE),
strike price $20, expires 10/17/09	15	— (c)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $44, expires 11/21/09	7	— (c)
FTI Consulting, Inc. (CBOE),
strike price $40, expires 1/22/11	13	(7)
GameStop Corp. (CBOE),
strike price $20, expires 1/16/10	32	(2)
Goldman Sachs Group, Inc. (CBOE),
strike price $165, expires 4/17/10	6	(7)
Hewlett Packard Co. (CBOE),
strike price $30, expires 1/16/10	34	— (c)
strike price $32.50, expires 1/16/10	10	— (c)
Hewlett-Packard Co. (CBOE),
strike price $40, expires 1/22/11	67	(26)
Intel Corp. (CBOE),
strike price $12.50, expires 1/16/10	64	(1)
IntercontinentalExchange, Inc. (CBOE),
strike price $70, expires 12/19/09	8	(1)
IntercontinentalExchange, Inc. (CBOE),
strike price $55, expires 1/16/10	11	(1)
Itron, Inc. (CBOE),
strike price $40, expires 1/16/10	16	(1)
Juniper Networks, Inc. (CBOE),
strike price $12.50, expires 1/16/10	63	— (c)
Juniper Networks, Inc. (CBOE),
strike price $25, expires 1/16/10	46	(7)
KB Financial Group, Inc. (CBOE),
strike price $10, expires 10/17/09	80	— (c)
Kohl’s Corp. (CBOE),
strike price $39, expires 1/16/10	16	— (c)
Lowe’s Cos., Inc. (CBOE),
strike price $15, expires 1/16/10	41	(1)
Macrovision Solutions Corp. (CBOE),
strike price $10, expires 1/16/10	13	— (c)
Microchip Technology, Inc. (CBOE),
strike price $20, expires 1/16/10	17	(1)
Microsoft Corp. (CBOE),
strike price $17, expires 10/17/09	15	— (c)
Microsoft Corp. (CBOE),
strike price $20, expires 1/16/10	27	(1)
Netapp, Inc. (CBOE),
strike price $20, expires 1/16/10	44	(2)
Nokia Corp. (CBOE),
strike price $14, expires 10/17/09	40	(2)
Research In Motion Ltd. (CBOE),
strike price $35, expires 1/16/10	8	— (c)
Riverbed Technology, Inc. (CBOE),
strike price $17.50, expires 12/19/09	17	(1)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2009 (unaudited)

	Contracts	Value* (000s)
Ross Stores, Inc. (CBOE),
strike price $37.50, expires 2/20/10	12	$(1)
SPDR Trust (CBOE),
strike price $65, expires 12/19/09	25	— (c)
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $25, expires 1/16/10	7	— (c)
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $25, expires 1/22/11	24	(7)
Walt Disney Co. (CBOE),
strike price $15, expires 10/17/09	34	— (c)
strike price $17.50, expires 1/16/10	16	— (c)
WellPoint, Inc. (CBOE),
strike price $50, expires 12/19/09	15	(8)
Yahoo!, Inc. (CBOE),
strike price $10, expires 1/16/10	11	— (c)
strike price $12.50, expires 1/16/10	22	— (c)
Yum! Brands, Inc. (CBOE),
strike price $31, expires 1/16/10	10	(1)

		(93)

Total Options Written (premiums received—$440)		(295)

Total Investments net of options written (cost—$7,011)—101.4%		8,098

Other liabilities in excess of other assets—(1.4)%		(114)

Net Assets—100.0%		$7,984

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written.
(b)	Non-income producing.
(c)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

(A)	Transactions in options written for the three months ended September 30, 2009 were (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2009	1,683	$522
Options written	1,354	289
Options terminated in closing transactions	(1,013)	(321)
Options expired	(253)	(50)

Options outstanding, September 30, 2009	1,771	$440

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock	$7,630	—	—	$7,630
Exchange-Traded Fund	32	—	—	32
Short-Term Investments	—	$569	—	569
Options Purchased	162	—	—	162

Investments in Securities - Assets	$7,824	$569	—	$8,393

Investments in Securities - Liabilities
Options Written	$(293)	$(2)	—	$(295)

Total Investments in Securities	$7,531	$567	—	$8,098

Financial Derivative Instruments–Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument except for options written which are stated at value (amounts in thousands):

Derivatives Fair Value
Equity contracts	$(295)

Schedule of Investments

RCM Technology Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—76.6%
Auto Components—0.1%
Johnson Controls, Inc.	58,880	$1,505

Communications Equipment—7.4%
Cisco Systems, Inc. (d)	222,560	5,239
F5 Networks, Inc. (d)	375,740	14,891
Juniper Networks, Inc. (c)(d)	4,775	129
Motorola, Inc.	63,485	545
QUALCOMM, Inc.	110,755	4,982
Research In Motion Ltd. (d)	126,090	8,517
Riverbed Technology, Inc. (d)	1,452,380	31,894
Starent Networks Corp. (d)	505,490	12,850

		79,047

Computers & Peripherals—18.0%
Acer, Inc. GDR	1,293,685	16,300
Apple, Inc. (c)(d)	387,255	71,785
Dell, Inc. (c)(d)	1,674,485	25,553
EMC Corp. (c)(d)	1,734,935	29,563
Hewlett-Packard Co.	113,360	5,352
HTC Corp.	38,100	417
International Business Machines Corp.	9,975	1,193
NetApp, Inc. (d)	828,065	22,093
SanDisk Corp. (d)	887,580	19,261
Synaptics, Inc. (d)	69,535	1,752

		193,269

Construction & Engineering—0.8%
Fluor Corp.	1,000	51
Quanta Services, Inc. (d)	396,945	8,784

		8,835

Diversified Telecommunication Services—2.1%
China Telecom Corp. Ltd.	17,908,000	8,482
China Telecom Corp. Ltd. ADR	99,969	4,729
China Unicom Hong Kong Ltd.	5,582,000	7,881
Clearwire Corp., Class A (d)	124,150	1,009

		22,101

Electrical Equipment—0.5%
ABB Ltd. (d)	77,850	1,566
Canadian Solar, Inc. (d)	35,260	607
First Solar, Inc. (d)	6,425	982
SMA Solar Technology AG	7,865	808
Solar World AG	2,110	51
Suntech Power Holdings Co., Ltd. ADR (d)	89,760	1,364

		5,378

Electronic Equipment, Instruments & Components—2.0%
Amphenol Corp., Class A	539,660	20,335
Itron, Inc. (c)(d)	23,665	1,518
Kyocera Corp.	100	9
Mabuchi Motor Co., Ltd.	100	5

		21,867

Hotels, Restaurants & Leisure—0.3%
Ctrip.com International Ltd. ADR (d)	58,900	3,463

Internet & Catalog Retail—2.4%
Amazon.com, Inc. (c)(d)	233,385	21,789
Expedia, Inc. (d)	102,285	2,450
NetFlix, Inc. (d)	34,965	1,614

		25,853

Internet Software & Services—10.7%
Akamai Technologies, Inc. (d)	36,630	721
Alibaba.com Ltd.	141,500	328
Baidu.com, Inc. ADR (c)(d)	58,840	23,009
eBay, Inc. (d)	59,745	1,411
Equinix, Inc. (d)	156,225	14,373
Google, Inc., Class A (c)(d)	54,335	26,942
Netease.com, Inc. ADR (d)	371,165	16,955
SINA Corp. (d)	300,980	11,425
Tencent Holdings Ltd.	1,010,983	16,304
WebMD Health Corp., Class A (d)	20,615	683
Yahoo!, Inc. (d)	127,370	2,268

		114,419

IT Services—3.0%
Cognizant Technology Solutions Corp., Class A (d)	811,355	31,367
Cybersource Corp. (d)	73,640	1,227
Visa, Inc., Class A	100	7

		32,601

Media—0.1%
Liberty Media Corp. - Entertainment, Ser. A (d)	24,100	750

Semiconductors & Semiconductor Equipment—15.4%
Advantest Corp.	488,200	13,476
Analog Devices, Inc.	299,850	8,270
ASML Holding NV	56,350	1,666
Avago Technologies Ltd. (d)	15,339	262
Infineon Technologies AG (d)	4,161,170	23,387
Intel Corp.	1,100,100	21,529
MediaTek, Inc.	781,000	12,981
Micron Technology, Inc. (d)	2,708,055	22,206
ON Semi-conductor Corp. (d)	2,064,100	17,029
Samsung Electronics Co., Ltd.	35,200	24,302
Samsung Electronics Co., Ltd. GDR (a)	8,650	2,950
Taiwan Semiconductor Manufacturing Co., Ltd.	3,956,923	7,831
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	363,345	3,982
Texas Instruments, Inc.	189,900	4,499

		164,370

Schedule of Investments

RCM Technology Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
Software—13.3%
Activision Blizzard, Inc. (c)(d)	114,925	$1,424
Ariba, Inc. (d)	532,280	6,174
AsiaInfo Holdings, Inc. (d)	120,450	2,405
Autodesk, Inc. (d)	27,730	660
Autonomy Corp. PLC (d)	551,350	14,396
Concur Technologies, Inc. (d)	411,435	16,359
Longtop Financial Technologies Ltd. ADR (d)	246,235	7,008
McAfee, Inc. (d)	309,345	13,546
Microsoft Corp. (c)	782,685	20,264
Nuance Communications, Inc. (d)	82,455	1,233
Oracle Corp. (c)	18,715	390
Red Hat, Inc. (d)	387,210	10,702
Salesforce.com, Inc. (c)(d)	523,010	29,775
Symantec Corp. (d)	100	2
Vmware, Inc., Class A (d)	437,480	17,574

		141,912

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A (d)	68,895	2,508
Bharti Airtel Ltd.	295,910	2,567

		5,075

Total Common Stock (cost—$608,413)		820,445

SHORT-TERM INVESTMENTS—17.8%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Convertible Bonds—1.6%
Financial Services—1.6%
Goldman Sachs Group, Inc. (d),
zero coupon, 12/8/09 (a)	NR/NR	$76	6,339
zero coupon, 3/29/10	A1/NR	9	11,177

Total Convertible Bonds (cost—$15,266)			17,516

Repurchase Agreement—16.2%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $173,857; collateralized by Federal Home Loan Bank, 0.50% due 10/29/10, valued at $79,451 including accrued interest and Freddie Mac, 4.75% due 1/18/11, valued at $97,888 including accrued interest (cost—$173,857)		173,857	173,857

Total Short-Term Investments (cost—$189,123)			191,373

OPTIONS PURCHASED (d)—4.8%

		Contracts
Call Options—4.7%
Activision Blizzard, Inc. (CBOE),
strike price $13, expires 2/20/10		12,000	1,020
American Tower Corp. (CBOE),
strike price $32.50, expires 10/17/09		8,400	3,444
Dell, Inc. (CBOE),
strike price $11, expires 11/21/09		2,000	840
Equinix, Inc. (CBOE),
strike price $75, expires 1/22/11		660	1,769
F5 Networks, Inc. (CBOE),
strike price $40, expires 1/16/10		2,779	973
First Solar, Inc. (CBOE),
strike price $160, expires 1/16/10		450	684
Google, Inc. (CBOE),
strike price $500, expires 3/20/10		516	1,935
Hewlett-Packard Co. (CBOE),
strike price $50, expires 5/22/10		10,720	3,323
strike price $50, expires 1/22/11		6,300	3,339
Intel Corp. (CBOE),
strike price $17.50, expires 1/16/10		16,000	4,112
strike price $20, expires 1/16/10		8,500	943
strike price $21, expires 1/16/10		7,000	497
Intuit, Inc. (CBOE),
strike price $22.50, expires 1/16/10		7,300	4,526
Microsoft Corp. (CBOE),
strike price $21, expires 10/17/09		13,400	6,432
strike price $27.50, expires 1/16/10		10,600	816
strike price $27.50, expires 1/22/11		23,600	5,782
Monsanto Co. (CBOE),
strike price $90, expires 1/22/11		1,000	813
Motorola, Inc. (CBOE),
strike price $10, expires 4/17/10		42,600	3,195

Schedule of Investments

RCM Technology Fund

September 30, 2009 (unaudited)

	Contracts	Value* (000s)
Nokia Corp. (CBOE),
strike price $16, expires 4/17/10	11,800	$1,416
QUALCOMM, Inc. (CBOE),
strike price $50, expires 1/22/11	4,144	1,861
SINA Corp. (CBOE),
strike price $35, expires 1/16/10	4,000	2,120
Symantec Corp. (CBOE),
strike price $16, expires 10/17/09	11,000	825

		50,665

Put Options—0.1%
Cisco Systems, Inc. (CBOE),
strike price $21, expires 1/16/10	11,400	718

Total Options Purchased (cost—$42,031)		51,383

Total Investments before options written and securities sold short (cost—$839,567)—99.2%		1,063,201

OPTIONS WRITTEN (d)—(2.8)%
Call Options—(0.8)%
Activision Blizzard, Inc. (CBOE),
strike price $15, expires 2/20/10	12,000	(360)
Amazon.com, Inc. (CBOE),
strike price $95, expires 10/17/09	1,061	(241)
Baidu.com, Inc. ADR (CBOE),
strike price $430, expires 1/16/10	281	(646)
Cisco Systems, Inc. (CBOE),
strike price $26, expires 1/16/10	11,400	(616)
First Solar, Inc. (CBOE),
strike price $160, expires 1/16/10	450	(684)
Hewlett-Packard Co. (CBOE),
strike price $60, expires 1/22/11	6,300	(1,386)
Intuit, Inc. (CBOE),
strike price $27.50, expires 1/16/10	4,000	(880)
strike price $30, expires 1/16/10	3,300	(337)
Netease.com, Inc. ADR (CBOE),
strike price $45, expires 12/19/09	2,000	(920)
Red Hat, Inc. (CBOE),
strike price $22.50, expires 10/17/09	3,872	(2,052)
Symantec Corp. (CBOE),
strike price $19, expires 10/17/09	11,000	(55)
Yahoo!, Inc. (CBOE),
strike price $18, expires 10/17/09	2,429	(119)

		(8,296)

Put Options—(2.0)%
American Tower Corp. (CBOE),
strike price $27.50, expires 10/17/09	8,000	(40)
Apple, Inc. (CBOE),
strike price $80, expires 1/16/10	1,864	(40)
China Telecom Corp. Ltd. (CBOE),
strike price $35, expires 1/16/10	3,000	(150)
Cisco Systems, Inc. (CBOE),
strike price $15, expires 10/17/09	24,496	(24)
strike price $17, expires 10/17/09	10,852	(22)
Dell, Inc. (CBOE),
strike price $8, expires 11/21/09	11,200	(22)
Equinix, Inc. (CBOE),
strike price $55, expires 1/22/11	660	(307)
First Solar, Inc. (CBOE),
strike price $120, expires 1/16/10	450	(252)
Google, Inc. (CBOE),
strike price $420, expires 3/20/10	516	(709)
Hewlett Packard Co. (CBOE),
strike price $32.50, expires 1/16/10	6,100	(92)
Hewlett-Packard Co. (CBOE),
strike price $42, expires 5/22/10	10,720	(2,734)
strike price $40, expires 1/22/11	6,300	(2,394)
Intel Corp. (CBOE),
strike price $16, expires 1/16/10	8,000	(264)
strike price $17.50, expires 1/16/10	23,500	(1,574)
Intuit, Inc. (CBOE),
strike price $20, expires 1/16/10	8,300	(62)
Microsoft Corp. (CBOE),
strike price $16, expires 10/17/09	4,800	(10)
strike price $17, expires 10/17/09	35,000	(35)
strike price $20, expires 1/16/10	10,600	(233)
strike price $22.50, expires 1/22/11	23,600	(5,499)
Monsanto Co. (CBOE),
strike price $70, expires 1/22/11	1,000	(960)
Motorola, Inc. (CBOE),
strike price $7, expires 4/17/10	42,600	(2,322)
Nokia Corp. (CBOE),
strike price $14, expires 4/17/10	11,800	(1,829)
QUALCOMM, Inc. (CBOE),
strike price $40, expires 1/22/11	4,144	(2,051)
SINA Corp. (CBOE),
strike price $25, expires 1/16/10	4,000	(140)
Symantec Corp. (CBOE),
strike price $12.50, expires 10/17/09	11,000	(55)
Yahoo!, Inc. (CBOE),
strike price $10, expires 1/16/10	13,380	(67)

		(21,887)

Total Options Written (premiums received—$52,477)		(30,183)

Schedule of Investments

RCM Technology Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(4.9)%
Chemicals—(0.2)%
CF Industries Holdings, Inc.	100	$(9)
Monsanto Co.	34,800	(2,693)
Mosaic Co.	100	(5)

		(2,707)

Electrical Equipment—(0.1)%
Q-Cells SE (d)	38,495	(731)

Electronic Equipment, Instruments & Components—(0.2)%
Nidec Corp.	21,600	(1,748)

Exchange-Traded Fund—(2.7)%
SPDR Trust, Series 1	280,000	(29,557)

Semiconductors & Semiconductor Equipment—(1.2)%
Advanced Micro Devices, Inc. (d)	938,900	(5,314)
Broadcom Corp., Class A (d)	243,000	(7,458)

		(12,772)

Wireless Telecommunication Services—(0.5)%
China Mobile Ltd. ADR	112,565	(5,528)

Total Securities Sold Short (proceeds—$50,823)		(53,043)

Total Investments net of options written and securities sold short (cost—$736,267) (b)—91.5%		979,975

Other assets less other liabilities—8.5%		91,368

Net Assets—100.0%		$1,071,343

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $132,312 representing 12.4% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated as collateral for options written and securities sold short.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

GDR—Global Depositary Receipt

NR—Not Rated

Other Investments:

(1)	Transactions in options written for the three months ended September 30, 2009 were (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2009	351,914	$52,356
Options written	224,936	36,394
Options terminated in closing transactions	(140,249)	(22,584)
Options expired	(92,626)	(13,689)

Options outstanding, September 30, 2009	343,975	$52,477

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Computers & Peripherals	$192,852	$417	—	$193,269
Diversified Telecommunication Services	5,738	16,363	—	22,101
Electrical Equipment	2,953	2,425	—	5,378
Electronic Equipment, Instruments & Components	21,853	14	—	21,867
Internet Software & Services	97,787	16,632	—	114,419
Semiconductors & Semiconductor Equipment	82,393	81,977	—	164,370
Software	127,516	14,396	—	141,912
Wireless Telecommunication Services	2,508	2,567	—	5,075
All Other	152,054	—	—	152,054
Short-Term Investments	—	191,373	—	191,373
Options Purchased	47,587	3,796	—	51,383

Total Investments in Securities - Assets	$733,241	$329,960	—	$1,063,201

Investments in Securities - Liabilities
Options Written	$(29,265)	$(918)	—	$(30,183)
Securities Sold Short:
Chemicals	(2,707)	—	—	(2,707)
Semiconductors & Semiconductor Equipment	(12,772)	—	—	(12,772)
Wireless Telecommunication Services	(5,528)	—	—	(5,528)
All Other	—	(32,036)	—	(32,036)

Total Investments in Securities - Liabilities	$(50,272)	$(32,954)	—	$(83,226)

Total Investments in Securities	$682,969	$297,006	—	$979,975

Financial Derivative Instruments–Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument except for options written which are stated at value (amounts in thousands):

Derivatives Fair Value
Equity contracts	$(30,183)

Schedule of Investments

RCM Wellness Fund

September 30, 2009 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.3%
Biotechnology—17.7%
Amgen, Inc. (c)	44,050	$2,653
BioMarin Pharmaceutical, Inc. (c)	38,470	696
Celgene Corp. (c)	69,560	3,888
Gilead Sciences, Inc. (c)	51,370	2,393
Human Genome Sciences, Inc. (c)	128,065	2,410
Keryx Biopharmaceuticals, Inc. (c)	383,952	899
Momenta Pharmaceuticals, Inc. (c)	82,400	874
Onyx Pharmaceuticals, Inc. (c)	38,175	1,144
Protalix BioTherapeutics, Inc. (c)	53,545	442
Talecris Biotherapeutics Holdings Corp. (c)	30,000	570
United Therapeutics Corp. (c)	39,480	1,934
Vertex Pharmaceuticals, Inc. (c)	130,400	4,942

		22,845

Food & Staples Retailing—1.5%
CVS Caremark Corp.	54,400	1,944

Food Products—6.5%
Astra Agro Lestari Tbk. PT	660,000	1,428
Fresh Del Monte Produce, Inc. (c)	49,415	1,117
General Mills, Inc.	20,600	1,326
Golden Agri-Resources Ltd. (c)	5,336,000	1,616
Groupe Danone S.A.	26,770	1,620
Kuala Lumpur Kepong Bhd	333,400	1,326

		8,433

Health Care Equipment & Supplies—15.3%
Alcon, Inc.	38,900	5,394
Baxter International, Inc.	88,400	5,040
Edwards Lifesciences Corp. (c)	12,400	867
EnteroMedics, Inc. (c)	185,984	891
Inverness Medical Innovations, Inc. (c)	23,100	895
MAKO Surgical Corp. (c)	122,100	1,070
NuVasive, Inc. (c)	32,000	1,336
St. Jude Medical, Inc. (c)	109,345	4,265

		19,758

Health Care Providers & Services—17.7%
Aetna, Inc.	88,765	2,470
Cardinal Health, Inc.	96,385	2,583
Express Scripts, Inc. (c)	94,500	7,331
Fresenius Medical Care AG & Co. KGaA	28,230	1,404
Henry Schein, Inc. (c)	24,215	1,330
McKesson Corp.	88,000	5,240
Medco Health Solutions, Inc. (c)	46,800	2,589

		22,947

Health Care Technology—1.1%
athenahealth, Inc. (c)	16,920	649
Medidata Solutions, Inc. (c)	47,600	721

		1,370

Internet & Catalog Retail—0.7%
NutriSystem, Inc.	62,100	948

Life Sciences Tools & Services—9.2%
ICON PLC ADR (c)	70,425	1,725
Illumina, Inc. (c)	50,635	2,152
Life Technologies Corp. (c)	55,000	2,560
Mettler Toledo International, Inc. (c)	18,000	1,631
Qiagen NV (c)	70,300	1,496
Thermo Fisher Scientific, Inc. (c)	53,820	2,350

		11,914

Multi-Utilities—1.2%
Veolia Environnement	40,400	1,553

Personal Products—0.8%
Herbalife Ltd.	30,200	989

Pharmaceuticals—24.6%
Abbott Laboratories	54,200	2,681
Allergan, Inc.	44,120	2,504
BAYER AG	46,065	3,188
Johnson & Johnson	65,115	3,965
Nichi-iko Pharmaceutical Co., Ltd.	27,000	870
Perrigo Co.	64,300	2,186
Sanofi-Aventis S.A.	36,400	2,684
Schering-Plough Corp.	109,975	3,107
Shire PLC	225,365	3,912
Teva Pharmaceutical Industries Ltd. ADR	99,200	5,016
Wyeth (b)	33,700	1,637

		31,750

Textiles, Apparel & Luxury Goods—2.0%
Adidas AG	24,730	1,307
Lululemon Athletica, Inc. (c)	57,800	1,315

		2,622

Total Common Stock (cost—$103,633)		127,073

Schedule of Investments

RCM Wellness Fund

September 30, 2009 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $2,764; collateralized by Federal Home Loan Bank, 3.75% due 9/9/11, valued at $2,823 including accrued interest (cost—$2,764)	$2,764	$2,764

OPTIONS PURCHASED (c)—0.3%

	Contracts
Call Options—0.3%
Baxter International, Inc. (CBOE), strike price $50, expires 11/21/09 (cost—$325)	498	369

Total Investments before options written (cost—$106,722)—100.7%		130,206

OPTIONS WRITTEN (c)—(0.2)%
Put Options—(0.2)%
WellPoint, Inc. (CBOE), strike price $50, expires 12/19/09 (premiums received—$147)	526	(284)

Total Investments net of options written (cost—$106,575) (a)—100.5%		129,922

Other liabilities in excess of other assets—(0.5)%		(645)

Net Assets—100.0%		$129,277

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $20,908, representing 16.2% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.
(b)	All or a partial amount segregated as collateral for options written.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

(A)	Transactions in options written for the three months ended September 30, 2009:

	Contracts	Premiums
Options outstanding, June 30, 2009	—	—
Options written	1,024	$215
Options terminated in closing transactions	(498)	(68)

Options outstanding, September 30, 2009	526	$147

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009 in valuing the Fund’s assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/09
Investments in Securities - Assets
Common Stock:
Food Products	$2,443	$5,990	—	$8,433
Health Care Providers & Services	21,543	1,404	—	22,947
Multi-Utilities	—	1,553	—	1,553
Pharmaceuticals	21,096	10,654	—	31,750
Textiles, Apparel & Luxury Goods	1,315	1,307	—	2,622
All Other	59,768	—	—	59,768
Repurchase Agreement	—	2,764	—	2,764
Options Purchased	369	—	—	369

Total Investments in Securities - Assets	$106,534	$23,672	—	$130,206

Investments in Securities - Liabilities
Options Written	$(284)	—	—	$(284)

Total Investments in Securities	$106,250	$23,672	—	$129,922

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2009, were as follows (amounts in thousands):

	Beginning Balance 6/30/09	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 9/30/09
Investments in Securities - Assets
Rights:
Food Products	$81	$(81)	—	—	—	—	—

Financial Derivative Instruments–Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument except for options written which are stated at value (amounts in thousands):

Derivatives Fair Value
Equity contracts	$(284)

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their direction pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: November 30, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: November 30, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 30, 2009